                                                    Registration Nos. 333-109499
                                                                       811-09007

       As filed with the Securities and Exchange Commission on May 3, 2004

                       ----------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.       [_]                           [_]

     Post-Effective Amendment No.      [1]                           [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.                     [9]                           [X]

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                            SEPARATE ACCOUNT USL VA-R
                           (Exact Name of Registrant)

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                               (Name of Depositor)

                                830 Third Avenue
                            New York, New York 10022
         (Address of Depositor's Principal Executive Offices) (Zip Code)

       (Depositor's Telephone Number, including Area Code) (713) 831-8470

                              Lauren W. Jones, Esq.
                             Deputy General Counsel
                      American General Life Companies, LLC
                    2929 Allen Parkway, Houston, Texas 77019
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

     [_]  immediately upon filing pursuant to paragraph (b) of Rule 485
     [X]  on May 3, 2004 pursuant to paragraph (b) of Rule 485
     [_]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [_]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

     Units of interest in The United States Life Insurance Separate Account USL VA-R under variable annuity contracts

                                PLATINUM INVESTOR(R)
                               IMMEDIATE VARIABLE
                                     ANNUITY

                    Single Premium Immediate Variable Annuity
                               Contract issued by
                 The United States Life Insurance Company in the
                                City of New York
                      through its Separate Account USL VA-R

                      This prospectus is dated May 3, 2004

This prospectus describes information you should know before you purchase a Platinum Investor Immediate Variable Annuity (the "Platinum Investor Annuity"). On page 5 you will find definitions of certain capitalized terms used in this prospectus. Please read this prospectus carefully and keep it for future reference. For information on how to contact us, please see page 4.

The Platinum Investor Annuity is a single premium immediate variable annuity Contract (the "Contract" or "Contracts") between you and The United States Life Insurance Company in the City of New York ("USL") where you agree to make one Premium Payment to USL and USL agrees to make a stream of Income (annuity) Payments at a later date. The Contract is a single premium, immediate, variable annuity offered to individuals. It is immediate because we start making Income Payments within 12 months from the Contract Date.

The USL declared fixed interest account (the "Fixed Account") is the fixed investment option for the Contract. USL's Separate Account USL VA-R (the "Separate Account") provides access to investment in the Contract's variable investment options. Currently, the Contract's variable investment options each purchase shares of a corresponding Fund of:

..  AIM Variable Insurance Funds ("AIM V.I.")
..  The Alger American Fund ("Alger American")
..  American Century Variable Portfolios, Inc.
      ("American Century VP")
..  American Century Variable Portfolios II, Inc.
      ("American Century VP II")
..  Credit Suisse Trust ("Credit Suisse")
..  Dreyfus Investment Portfolios ("Dreyfus IP")
..  Dreyfus Variable Investment Fund ("Dreyfus VIF")
..  Fidelity Variable Insurance Products Fund ("Fidelity VIP")
..  Franklin Templeton Variable Insurance Products
      Trust ("Franklin Templeton")
..  Janus Aspen Series ("Janus Aspen")
..  J.P. Morgan Series Trust II ("JPMorgan")
..  MFS(R) Variable Insurance Trust(SM( ("MFS(R)")
..  Neuberger Berman Advisers Management
      Trust ("Neuberger Berman AMT")
..  Oppenheimer Variable Account Funds ("Oppenheimer")
..  PIMCO Variable Insurance Trust ("PIMCO VIT")
..  Putnam Variable Trust ("Putnam VT")
..  SunAmerica Series Trust ("SunAmerica")
..  The Universal Institutional Funds, Inc. ("UIF")
..  VALIC Company I ("VALIC Co. I")
..  Van Kampen Life Investment Trust ("Van Kampen LIT")
..  Vanguard Variable Insurance Fund ("Vanguard VIF")

See "Variable Investment Options" on page 12 for a complete list of the variable investment options and the respective advisers and sub-advisers of the corresponding Funds. You should be sure you also read the prospectuses of the Funds underlying the variable investment options you may be interested in. This prospectus must be accompanied by the current prospectuses for the Funds listed above.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

The Contracts are not insured by the FDIC, The Federal Reserve Board or any similar agency. They are not a deposit or other obligation of, nor are they guaranteed or endorsed by, any bank or depository institution. An investment in a variable annuity is subject to investment risks, including possible loss of principal invested.

The Contracts are not available in all states. This prospectus does not offer the Contracts in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this prospectus, sales materials we have approved or that we have referred you to. We have not authorized anyone to provide you with information that is different.

                                TABLE OF CONTENTS

DEFINITIONS ..........................................................    5
SUMMARY OF THE CONTRACT ..............................................    8
     Purpose of the Platinum Investor Annuity Contract ...............    8
     Types of Contracts ..............................................    8
     Purchase of the Contract ........................................    8
     The Investment Options ..........................................    9
     Expenses ........................................................    9
     Right to Cancel the Contract ....................................   10
     Withdrawals .....................................................   10
     Income Payments .................................................   10
FEE TABLES ...........................................................   11
CONDENSED FINANCIAL INFORMATION ......................................   12
INVESTMENT OPTIONS ...................................................   12
     Variable Investment Options .....................................   12
     Fixed Account ...................................................   16
PARTIES INVOLVED IN THE CONTRACT .....................................   16
     Contract Owner ..................................................   16
     Annuitant and Joint Annuitant ...................................   18
     Payee ...........................................................   18
     Beneficiary and Contingent Beneficiary ..........................   19
THE CONTRACT AND HOW IT WORKS ........................................   19
     General Description .............................................   19
     Purchasing a Contract ...........................................   20
     Allocation of Premium Payment ...................................   20
     Right to Cancel .................................................   21
     Key Contract Dates ..............................................   22
     Income Payments .................................................   22
     Access to your Money ............................................   22
     Rights Reserved by the Company ..................................   23
TRANSFERS ............................................................   23
     Transfers Among Investment Options ..............................   23
     How Transfers among Variable Investment Options are effected ....   24
     Effective Date of Transfers Among Variable Investment Options ...   24
     Automatic Rebalancing ...........................................   24
     Market Timing ...................................................   25
EXPENSES .............................................................   25
     Mortality and Expense Risk Charge ...............................   25
     Administrative Charge ...........................................   26
     Contract Fee ....................................................   26
     Sales Charge ....................................................   26
     Withdrawal Charge ...............................................   26
     Premium Taxes ...................................................   27
     Transfer Fee ....................................................   27
     Fund Expenses ...................................................   27
     General .........................................................   27
INCOME PAYMENTS ......................................................   27
     Generally .......................................................   27
     Income Start Date ...............................................   28
     Frequency and Amount of Income Payments .........................   28

     Semi-Annual Benefit Leveling .....................................  29
     Payout Options ...................................................  30
     Annuity Income Units .............................................  31
     Determination of the Initial Variable Income Payment .............  32
     Additional Items that may Impact Income Payments .................  32
     Determination of Subsequent Variable Income Payments .............  33
     Assumed Investment Return ........................................  33
ACCESS TO YOUR MONEY ..................................................  33
     Generally ........................................................  33
     Withdrawal Rights ................................................  34
     Example of Withdrawal for a Certain Period Contract ..............  37
     Example of Withdrawal from a Lifetime Income with Certain
        Period Contract:  Male age 65 .................................  38
     Example of Withdrawal from a Lifetime Income with Certain
        Period Contract: Male age 75 ..................................  38
     Deferment of Payments ............................................  39
DEATH BENEFIT .........................................................  40
     Succession of Contract Ownership .................................  40
     Notification of Death ............................................  40
     Death of the Contract Owner and/or Annuitant .....................  41
     Designation of Beneficiary .......................................  41
PERFORMANCE ...........................................................  42
TAXES .................................................................  43
     Introduction .....................................................  43
     Annuity Contracts in General .....................................  43
     Tax Treatment of Distributions -- Qualified Contracts ............  43
     Distributions In General .........................................  44
     Tax Treatment of Distributions -- Non-Qualified Contracts ........  46
     Non-Qualified Contracts Owned by Non-Natural Persons .............  47
     Section 1035 Exchanges ...........................................  47
     Diversification and Investor Control .............................  48
     Withholding ......................................................  48
OTHER INFORMATION .....................................................  49
     The United States Life Insurance Company in the City of New
        York ..........................................................  49
     Distribution of the Contract .....................................  49
     Legal Proceedings ................................................  50
FINANCIAL STATEMENTS ..................................................  50
APPENDIX A ............................................................  51
APPENDIX B ............................................................  52
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION ..........  58

------------------------------------------------------------------------------------------------------------------------------------
CONTACT INFORMATION: Here is how you can contact us about the Platinum Investor(R) Annuity
------------------------------------------------------------------------------------------------------------------------------------
                     ADMINISTRATIVE CENTER:                           HOME OFFICE:                       PREMIUM PAYMENTS:
------------------------------------------------------------------------------------------------------------------------------------
(Express Delivery)                (U.S. Mail)                        The United States Life Insurance    (Express Delivery)
The United States Life Insurance  The United States Life Insurance   Company in the City of New York     The United States Life
Company in the City of New        Company in the City of New York    830 Third Avenue                    Insurance
York                              SPIA Operations 2-D1               New York, New York 10022            Company in the City of New
SPIA Operations 2-D1              P. O. Box 3018                     1-212-709-6000                      York
2727-A Allen Parkway              Houston, Texas 77210-3018                                              c/o Southwest Bank of Texas
Houston, Texas 77019-2116                                                                                Attn: Lockbox 4532
1-888-438-6933                                                                                           1801 Main Street
Fax: 1-713-620-3139                                                                                      Houston, Texas 77002
(Except Premium Payments)                                                                                (U.S. Mail)
                                                                                                         The United States Life
                                                                                                         Insurance
                                                                                                         Company in the City of New
                                                                                                         York
                                                                                                         c/o Southwest Ban
                                                                                                         Attn: Lockbox 453
                                                                                                         Houston, Texas 77
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          DEFINITIONS
--------------------------------------------------------------------------------

We have capitalized certain terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

Administrative Center - Our Administrative Center is located at 2727-A Allen Parkway P. O. Box 3018, Houston, Texas 77253-3018, telephone: 1-888-438-6933.

Annuitant - The person whose life determines the duration of Income Payments involving life contingencies. The Annuitant is usually the Contract Owner, but in some circumstances the Contract Owner may not be the Annuitant. In addition, certain Payout Options under the Contract permit a Joint Annuitant. In the event there is a Joint Annuitant then the main Annuitant is considered to be the "Primary Annuitant." Certain Qualified Contracts require the Annuitant and the Contract Owner to be the same person.

Annuity Starting Date - The latter of the Contract Date and the first day of the first Modal Time Period.

Annuity Income Unit - An accounting unit of measure used to calculate Income Payments after the Income Start Date.

Annuity Income Unit Value - The value of one Annuity Income Unit.

Assumed Investment Return - The Assumed Investment Return (or "AIR") is a factor used in calculating the initial and subsequent variable Income Payments.

Beneficiary - The person (or entity) selected by the Contract Owner to become the new Contract Owner in the event that the Contract Owner and the Annuitant(s) die.

Company - The United States Life Insurance Company in the City of New York, 830 Third Avenue, New York, New York 10022.

Commutation Value - The value of future Income Payments that are converted (commuted) into a lump sum. The Commutation Value may be available for partial withdrawal and/or full withdrawal under certain Payout Options and may be available to Beneficiaries when an Annuitant dies before all term certain payments have been made.

Contract Anniversary - An anniversary of the date we issued your Contract.

Contract Date - The date your Contract is issued and becomes effective.

Contract Owner - The person (or persons) who controls all the rights and benefits under the Contract. Unless otherwise noted, all references to "you" or "your", in this prospectus, refer to the Contract Owner.

Contract Year - Each 12 month period beginning on the Contract Date.

Death Benefit - The amount payable, if any, after the Contract Owner and Annuitant die.

Division - Separate and distinct Divisions of the Separate Account to which underlying shares of a Fund are allocated. The performance of the selected Division(s) is used to determine the value of variable Income Payments.

Fixed Account - The portion of the Premium Payment allocated to USL's general account to provide for fixed Income Payments.

Income Payments - The series of periodic Income (annuity) Payments selected by the Contract Owner.

Income Start Date - The date on which Income Payments begin. You choose this date when you purchase the Contract. It cannot be later than 12 months after the Contract Date.

Modal Time Period - The period of time (mode) ending on the date that an Income Payment is made. For example, if you select monthly Income Payments, the Modal Time Period begins after an Income Payment is made and ends a month later when the next Income Payment is made.

Non-Qualified Contract - An annuity purchased with dollars already subjected to taxation.

Payee - The person or party designated to receive Income Payments.

Payout Option - The method in which you choose the Payee to receive the stream of Income Payment(s).

Premium Payment - Money sent to us to purchase your Contract. Because the Contract is a single Premium Payment Contract, you are permitted to make only one Premium Payment to us. However, the Premium Payment may come to us from multiple sources. All references, in this prospectus, to "net Premium Payment" mean your Premium Payment minus taxes and one-time charges.

Premium Tax - A tax charged by a state or municipality on your Premium Payment.

Qualified Contract - An annuity purchased with premium dollars protected from current taxation by some type of employer retirement plan, such as a 403(b), or 401(k), or by an IRA.

Right to Cancel Period - Time period immediately following the Contract Date, when you may return your Contract to the Company. Your Contract or materials related to your Contract may use the terms "Right to Examine Period" or "Free Look Period" to describe the Right to Cancel Period.

SAI - Statement of Additional Information.

Semi-Annual Benefit Leveling - The adjustment to variable Income Payments to make Income Payments made during the following six months equal in amount.

Valuation Date or Valuation Day - Each day that the New York Stock Exchange ("NYSE") is open for trading. We compute Contract values as of the time the NYSE closes on each Valuation Date, which is usually 3:00 p.m. Central time.

Valuation Period - The period between the close of business (which is the close of the NYSE) on any Valuation Date and the close of business for the next succeeding Valuation Date.

                             SUMMARY OF THE CONTRACT

This summary provides a brief overview of the significant features of the Contract. You can find additional information later in this prospectus, in the SAI, and in the Contract itself. This prospectus applies principally to the variable investment options and related aspects of the Contract. The fixed investment option is discussed under the heading "Fixed Account." All page number references refer to pages in this prospectus unless otherwise stated. Currently immediate annuities are often referred to as "income annuities."

Purpose of the Platinum Investor Annuity Contract

The Contract described in this prospectus provides Income Payments to the Payee, based on:

     .    the life of the Annuitant(s);

     .    the life of the Annuitant(s) with a certain period of years; or

     .    for a certain period of years.

You may select from a number of Payout Options. You may choose Income Payments that are fixed, variable, or a combination of fixed and variable. You may choose Income Payments on a monthly, quarterly, semi-annual, or annual basis.

Types of Contracts

There are two types of Contracts. You may purchase a Non-Qualified Contract with money from any source. Or, you may purchase a Qualified Contract with contributions rolled-over from a qualified plan such as a 401(a) or 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA.

Purchase of the Contract

The minimum amount to purchase a Contract is $25,000. You cannot add to your Contract at a later date (it is a single Premium Payment Contract.). We reserve the right to accept a Premium Payment below that amount or reject a Premium Payment in excess of limits we establish from time to time. Prior USL approval is required for any Premium Payment exceeding $1,000,000. In general, we will not issue a Contract with Annuitant(s) over age 90, but reserve the right to increase or decrease that age.

The Investment Options

Variable Investment Options. When you purchase the Contract, you may allocate your Premium Payment to our Separate Account to provide for variable Income Payments. Our Separate Account is divided into 62 Divisions, 51 of which are offered under the Contract. Each of the 51 Divisions constitutes a variable investment option, and invests exclusively in shares of a specific Fund (each available portfolio is referred to in this prospectus as a "Fund" and collectively the "Funds"). See page 12 of this prospectus for a list of the underlying Funds and their Investment Advisers.

The investment performance of each Division is linked to the investment performance of its corresponding underlying Fund. Assets in each of the Divisions belong to USL, but are accounted for separately from USL's other assets and can be used only to satisfy its obligations under the Contracts.

Allocating part or all of your Premium Payment to a Division means you have elected, at least in part, variable Income Payments. The amount of your variable Income Payments will increase or decrease depending on the investment performance of the Division(s) you selected. You bear the investment risk for amounts allocated to a Division.

Fixed Account. You can also allocate all or part of your premium to the Fixed Account and elect fixed Income Payments. With the Fixed Account, you will receive fixed Income Payments that will not fluctuate from the scheduled amount set forth in your Contract.

No transfers or withdrawals may be made out of the Fixed Account.

Expenses

USL deducts the following charges in connection with the Contract. For additional information, see "EXPENSES" on page 25.

Mortality and Expense Risk Charge. We deduct a daily charge from the assets of each variable investment option for mortality and expense risks.

Administrative Charge. We deduct a daily administrative charge from the assets of each variable investment option.

Premium Tax Charge. Certain states assess a Premium Tax charge for Premium Payments made under the Contract. If applicable, the Premium Tax will be deducted from your single Premium Payment upon its receipt by the Company. See "Premium Taxes" further on in this prospectus for more information.

Sales Charge. We deduct a one time sales charge from your Premium Payment.

Withdrawal Charge. During the first eight Contract Years, we deduct a withdrawal charge for each full or partial withdrawal under the Contract.

Contract Fee.  We deduct a one time charge from your Premium Payment.

Fund Expenses. The management fees and other expenses of the Funds are paid by the Funds and are reflected in the net asset values of the Funds' shares.

Right to Cancel the Contract

You may cancel your Contract within ten days after receiving it (or longer if your state requires). We will refund your Premium Payment, adjusted as required by your Contract. See "Right to Cancel" on page 21.

Withdrawals

Depending on the Payout Option you have chosen, you may be permitted to make one partial withdrawal per Contract Year of not less than $2,500 or a full withdrawal of monies from the variable investment options portion of your Contract. All partial and full withdrawals are subject to a 1% (of the amount withdrawn) withdrawal charge during the first eight Contract Years. However, please keep in mind that the Contract is designed to meet long-term financial goals. The Contract is not suitable as a short-term investment.

Income Payments

Income Payments begin on the Income Start Date. Income Payments will be based on the Payout Option chosen at the time of application. You can receive fixed or variable Income Payments or a combination of the two. Fixed Income Payments will not fluctuate from the scheduled amount set forth in your Contract. Variable Income Payments will change from Income Payment to Income Payment depending on the performance of the variable investment option(s) that you have chosen. With a combination of fixed and variable Income Payments, a portion of your Income Payments will not fluctuate from the scheduled amount set forth in your Contract, and a portion will fluctuate.

You can receive payments for life, for life with a certain period, or for a certain period only. You can also receive payments on a monthly, quarterly, semi-annual, or annual basis.

See "INCOME PAYMENTS" on page 27 for more detailed information. You may also wish to contact your tax or other financial adviser in determining the types of Income Payments that are right for you.

                                   FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning and withdrawing money from the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, withdraw money from the Contract, or transfer amounts between investment options. State Premium Taxes may also be charged. The charges remain constant over the life of the Contract; we reserve the right to increase the charges to the maximum amounts on Contracts issued in the future.

--------------------------------------------------------------------------------
                    Maximum Contract Owner Transaction Expenses
--------------------------------------------------------------------------------
          Charge                                       Maximum Amount
--------------------------------------------------------------------------------
Sales Load Imposed on Purchases (as a                       4.0%
percentage of Premium Payment)
--------------------------------------------------------------------------------
Withdrawal Charge*                               1.0% of the amount withdrawn
--------------------------------------------------------------------------------
Contract Fee (one time)                                    $ 100
--------------------------------------------------------------------------------
Transfer Fee                                    $25 (There is no charge for
                                                the first 12 transfers each
                                                Contract Year; thereafter, we
                                                reserve the right to charge a
                                                fee of $25 per transfer but we
                                                are not currently charging $25.)
--------------------------------------------------------------------------------

___________________

     * The Withdrawal Charge applies for the first 8 Contract Years only. Only Payout Options 2, 4 and 5 permit withdrawals.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

--------------------------------------------------------------------------------
  Separate Account Annual Expenses (as a percentage of average account value)
 ------------------------------------------------------------------------------
            Charge                         Current Amount        Maximum Amount
--------------------------------------------------------------------------------
Mortality and Expense Risk Charge             0.40%                 1.10%
--------------------------------------------------------------------------------
Administrative Charge                         0.15%                 0.15%
--------------------------------------------------------------------------------
  Total Separate Account Annual Expenses      0.55%                 1.25%
--------------------------------------------------------------------------------

The next table describes the Fund fees and expenses that the Fund will charge periodically during the time that you own the Contract. The table shows the maximum and minimum Total Annual Fund Operating Expenses for the fiscal year ended December 31, 2003. Current and future expenses for the Funds may be higher or lower than those shown.

--------------------------------------------------------------------------------
        Annual Fund Fees and Expenses (as a percentage of average daily variable account value)
--------------------------------------------------------------------------------
           Charge                            Maximum                 Minimum
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses          1.58%                   0.29%
(expenses that are deducted from fund
assets include management fees,
distribution (12b-1) fees, and other
expenses)/1/
--------------------------------------------------------------------------------

Details concerning each Fund's specific fees and expenses are contained in the Funds' prospectuses accompanying this Contract prospectus.

     /1/Currently 7 of the Funds have contractual reimbursements or fee waivers. These reimbursements or waivers will last expire no later than April 30, 2005. The impact of contractual reimbursements or fee waivers is as follows:

      -----------------------------------------------------------------
                Charge                    Maximum             Minimum
      -----------------------------------------------------------------
       Total Annual Fund Operating         1.27%               0.29%
       Expenses  for all of the
       Funds After Contractual
       Reimbursement or Fee Waiver
      -----------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

There were no historical unit values as of the date of this prospectus.

                               INVESTMENT OPTIONS


Variable Investment Options

Separate Account USL VA-R. USL established Separate Account USL VA-R on August 8, 1997. The Separate Account has 62 Divisions, 51 of which are available under the Contracts offered by this prospectus. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the 1940 Act.

Each Division of the Separate Account is part of USL's general business, and the assets of the Separate Account belong to USL. Under New York law and the terms of the Contracts, the assets of the Separate Account will not be chargeable with liabilities arising out of any other business that USL may conduct. These assets will be held exclusively to meet USL's obligations under this Contract and other variable annuity contracts issued through the Separate Account.

     Furthermore, USL credits or charges the Separate Account with the income, gains, and losses from the Separate Account's assets, whether or not realized, without regard to other income, gains, or losses of USL.

     Divisions. We divided the Separate Account into Divisions, each of which invests in shares of a corresponding underlying Fund. You may invest your Premium Payment in Divisions investing in the Funds listed in the following table. The name of each underlying Fund describes its type (for example, money market fund, growth fund, equity fund, etc.), except for the underlying Funds with a footnote "1" next to their name. For these underlying Funds, whose name does not describe their type, we provide that information immediately following the table.

-----------------------------------------------------------------------------------------------------------------------------------
                Underlying Funds                                         Investment Adviser (sub-adviser, if applicable)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund - Class I                         A I M Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund - Class I                               A I M Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class O Shares/1/        Fred Alger Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio - Class O Shares              Fred Alger Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund                        American Century Investment Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund                                       American Century Investment Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Small Cap Growth Portfolio                             Credit Suisse Asset Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus IP MidCap Stock Portfolio - Initial shares                   The Dreyfus Corporation
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Developing Leaders Portfolio - Initial shares/1/         The Dreyfus Corporation
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Quality Bond Portfolio - Initial shares                  The Dreyfus Corporation
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager(SM) Portfolio - Service Class 2/1/        Fidelity Management & Research Company (FMR Co., Inc.),
                                                                     (Fidelity Management & Research (U.K.) Inc.),
                                                                     (Fidelity Management & Research (Far East) Inc.),
                                                                     (Fidelity Investments Money Management, Inc.), and
                                                                     (Fidelity Investments Japan Limited)
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class 2/1/            Fidelity Management & Research Company
                                                                     (FMR Co., Inc.), (Fidelity Management & Research(U.K.) Inc.),
                                                                     (Fidelity Management & Research (Far East) Inc.), and
                                                                     (Fidelity Investments Japan Limited)
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio - Service Class 2               Fidelity Management & Research Company (FMR Co., Inc.)
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class 2                      Fidelity Management & Research Company (FMR Co., Inc.)
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio   Service Class 2                     Fidelity Management & Research Company (FMR Co., Inc.),
                                                                     (Fidelity Management & Research (U.K.) Inc.),
                                                                     (Fidelity Management & Research (Far East) Inc.), and
                                                                     (Fidelity Investments Japan Limited)
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund - Class 2                 Templeton Investment Counsel, LLC
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Mutual Shares Securities Fund - Class 2/1/        Franklin Mutual Advisers, LLC
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Small Cap Value Securities Fund Class 2           Franklin Advisory Services, LLC
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton U.S. Government Fund - Class 2                    Franklin Advisers, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio - Service Shares          Janus Capital
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio - Service Shares                Janus Capital
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio - Service Shares              Janus Capital
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Mid Cap Value Portfolio                                     J.P. Morgan Investment Management Inc.
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company Portfolio                                     J.P. Morgan Investment Management Inc.
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) Capital Opportunities Series -Initial Class                   Massachusetts Financial Services Company
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                 Underlying Funds                                            Investment Adviser (sub-adviser, if applicable)
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) Emerging Growth Series -Initial Class                           Massachusetts Financial Services Company
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) New Discovery Series -Initial Class/1/                          Massachusetts Financial Services Company
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) Research Series -Initial Class                                  Massachusetts Financial Services Company
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio                          Neuberger Berman Management Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                  OppenheimerFunds, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Multiple Strategies Fund/VA/1/                             OppenheimerFunds, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio - Administrative Class                 Pacific Investment Management Company LLC
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Short-Term Portfolio - Administrative Class                  Pacific Investment Management Company LLC
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio - Administrative Class                Pacific Investment Management Company LLC
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund - Class IB                           Putnam Investment Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB                            Putnam Investment Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund - Class IB              Putnam Investment Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------
SunAmerica Aggressive Growth Portfolio - Class 1                       AIG SunAmerica Asset Management Corp.
-----------------------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced Portfolio - Class 1                                AIG SunAmerica Asset Management Corp.
-----------------------------------------------------------------------------------------------------------------------------------
UIF Equity Growth Portfolio - Class I                                  Morgan Stanley Investment Management Inc. (d/b/a Van Kampen)
-----------------------------------------------------------------------------------------------------------------------------------
UIF High Yield Portfolio - Class I                                     Morgan Stanley Investment Management Inc. (d/b/a Van Kampen)
-----------------------------------------------------------------------------------------------------------------------------------
VALIC Co. I International Equities Fund                                VALIC (AIG Global Investment Corp.)
-----------------------------------------------------------------------------------------------------------------------------------
VALIC Co. I Mid Cap Index Fund                                         VALIC (AIG Global Investment Corp.)
-----------------------------------------------------------------------------------------------------------------------------------
VALIC Co. I Money Market I Fund                                        VALIC (AIG SunAmerica Asset Management Corp.)
-----------------------------------------------------------------------------------------------------------------------------------
VALIC Co. I Nasdaq-100(R) Index Fund                                   VALIC (AIG Global Investment Corp.)
-----------------------------------------------------------------------------------------------------------------------------------
VALIC Co. I Science & Technology Fund                                  VALIC (T. Rowe Price Associates, Inc.)
-----------------------------------------------------------------------------------------------------------------------------------
VALIC Co. I Small Cap Index Fund                                       VALIC (AIG Global Investment Corp.)
-----------------------------------------------------------------------------------------------------------------------------------
VALIC Co. I Stock Index Fund                                           VALIC (AIG Global Investment Corp.)
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio - Class I                   Van Kampen Asset Management
-----------------------------------------------------------------------------------------------------------------------------------
Vanguard VIF High Yield Bond Portfolio                                 Wellington Management Company, llp
-----------------------------------------------------------------------------------------------------------------------------------
Vanguard VIF REIT Index Portfolio                                      The Vanguard Group
-----------------------------------------------------------------------------------------------------------------------------------

     /1/ The Fund type for Alger American Leveraged AllCap Portfolio - Class O Shares is equity growth.
          The Fund type for Dreyfus VIF Developing Leaders Portfolio - Initial shares is small cap.
          The Fund type for Fidelity VIP Asset Manager(SM) Portfolio - Service Class 2 is high return.
          The Fund type for Fidelity VIP Contrafund(R) Portfolio - Service Class 2 is capital appreciation.
          The Fund type for Franklin Templeton Mutual Shares Securities Fund - Class 2 is capital appreciation.
          The Fund type for MFS New Discovery Series -Initial Class is small cap growth.
          The Fund type for Oppenheimer Multiple Strategies Fund/VA is total return.

From time to time, certain Fund names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Fund's prior name.

You can learn more about the Funds, their investment policies, risks, expenses and all other aspects of their operations by reading their prospectuses, which accompany this prospectus. You should carefully read the Funds' prospectuses before you select any variable investment option. We do not guarantee that any Fund will achieve its objective. In addition, no single Fund or investment option, by itself, constitutes a balanced investment plan.

We have entered into various services agreements with most of the advisers or administrators for the Funds. We receive payments for the administrative services we perform such as proxy mailing and tabulation, mailing of Fund related information and responding to Contract Owners' inquiries about the Funds. Currently, these payments range from 0.00% to 0.35% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. From time to time some of these arrangements may be renegotiated so that we receive a greater payment than previously paid depending on our determination that the expenses that we are incurring are greater than we anticipated. These payments do not result in any additional charges under the Contracts that are not described under "EXPENSES" on page 25.

We have entered into a services agreement with PIMCO Variable Insurance Trust ("PIMCO VIT") under which we receive fees of up to 0.15% of the daily market value of the assets invested in the underlying Fund, paid directly by PIMCO VIT for services we perform.

We also receive what is referred to as "12b-1 fees" from some of the Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs for the Contracts. These fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund.

Voting Privileges. We are the legal owner of the Funds' shares held in the Separate Account. However, you may be asked to instruct us how to vote the Fund shares held in the various Funds that are attributable to your Contract at meetings of shareholders of the Funds. The number of votes for which you may give directions will be determined as of the record date for the meeting. The number of votes that you may direct related to a particular Fund is equal to (a) your amount invested in that Fund divided by (b) the net asset value of one share of that Fund. Fractional votes will be recognized.

We will vote all shares of each Fund that we hold of record, including any shares we own on our own behalf, in the same proportions as those shares for which we have received instructions from Contract Owners participating in that Fund through the Separate Account.

If you are asked to give us voting instructions, we will send you the proxy material and a form for providing such instructions. Should we determine that we are no longer required to send the Contract Owner such materials, we will vote the shares as we determine in our sole discretion.

In certain cases, we may disregard instructions relating to changes in a Fund's investment manager or its investment policies. We will advise you if we do and explain the reasons in our next report to Contract Owners. USL reserves the right to modify these procedures in any manner that the laws in effect from time to time allow.

Fixed Account

Any portion of your Premium Payment you allocate to the Fixed Account goes into our general account. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our Separate Account assets, assets in the general account are subject to claims of Contract Owners like you, as well as claims made by our other creditors. The availability of the Fixed Account option may be restricted in some states. The offering of interests under the Contract relating to the Fixed Account is not registered under the 1933 Act, and the Fixed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests therein generally are subject to the provisions of the 1933 or 1940 Acts. We have been advised that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

To the extent that you allocate premium or transfer amounts into the Fixed Account, we guarantee that the amount of the Income Payments you receive will be unaffected by investment performance.

No transfers to a variable investment option may be made from the Fixed Account under the Contract.

                        PARTIES INVOLVED IN THE CONTRACT

Several parties may play a role in the Contract. These include the Contract Owner, the Annuitant (and the Joint Annuitant, where applicable), the Beneficiary and the Payee.

Contract Owner

Unless otherwise provided, the Contract Owner has all rights under the Contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the Contract.

At the time of application, the Contract Owner designates/elects:

     .    an Annuitant, and if applicable, a Joint Annuitant;

     . the frequency of Income Payments, Payout Option, Assumed Investment Return, and Income Start Date;

     .    a Beneficiary, and if applicable, a contingent Beneficiary;

     .    a Payee and, if applicable, a contingent Payee;

     . the portion of the single Premium Payment used to purchase fixed Income Payments and/or variable Income Payments;

     .    the allocation among investment options; and

     . any optional Contract features such as Semi-Annual Benefit Leveling (see page 29) and/or Automatic Rebalancing (see page 24).

Ownership Rights Between the Contract Date and the Income Start Date. Between the date of issue and the Income Start Date, the Contract Owner has the right to:

     .    cancel the Contract during the free look period;

     .    change the Beneficiary and/or the contingent Beneficiary;

     .    change allocations among investment options;

     . elect to take a partial or full withdrawal, depending on the Payout Option selected and subject to any restrictions described in this prospectus;

     .    elect or revoke a prior election of Semi-Annual Benefit Leveling.

Ownership Rights Between the Income Start Date and Prior to the Annuitant's Death. After the Income Start Date and prior to the Annuitant's death, the Contract Owner has the right to:

     . for Non-Qualified Contracts, change the Contract Owner and/or Joint Contract Owner

     .    for Non-Qualified Contracts, change the Payee;

     .    change the Beneficiary and/or the contingent Beneficiary;

     .    change allocations among investment options;

     . elect to take a partial or full withdrawal, depending on the Payout Option selected and subject to any restrictions described in this prospectus;

     .    elect or discontinue Semi-Annual Benefit Leveling; and

     .    elect or discontinue Automatic Rebalancing.

Changes. All changes, except those to Semi-Annual Benefit Leveling, will take effect as of the time such changes are recorded by USL, whether or not the Contract Owner or Annuitant is living at the time of the recording. USL will not be liable for any payments made or actions taken by USL before recording the change.

USL may require that all changes be submitted in writing or in another form USL deems acceptable. USL may require that signatures be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee. USL may also require that signatures be properly notarized under state law.

Any changes in the Contract Owner, Joint Contract Owner or Payee could have adverse tax consequences. The Contract Owner should consult a tax adviser before any changes are requested. USL is not responsible for the tax consequences of any ownership or Payee changes.

Joint Ownership. Joint Contract Owners each own an undivided interest in the Contract. A joint Contract Owner may only be named in Non-Qualified Contracts.

Annuitant and Joint Annuitant

The Annuitant's (and Joint Annuitant's, if applicable) life expectancy is used to determine the amount and duration of any Income Payments made under Payout Options involving life contingencies. The Annuitant (and joint Annuitant, if applicable) must be age 90 or younger at the time of Contract issuance, unless USL approves a request for an Annuitant or joint Annuitant of greater age. Once designated, the Annuitant and joint Annuitant, if applicable, cannot be changed. Joint Annuitants can be named only if permitted under the elected Income Option.

For Contracts issued as IRAs, the Contract Owner and Annuitant must be the same person and this individual's entire interest in the Contract is nonforfeitable.

Payee

The Payee is the person or party that the Contract Owner designates to receive Income Payments. In most circumstances, the Payee will be the Contract Owner and/or the Annuitant. The Contract Owner may name more than one Payee under the Contract. Multiple Payees will share Income

Payments equally, unless the Contract Owner designates otherwise. If no Payee is designated on the application, then the Annuitant will be the Payee. If a Payee dies while receiving Income Payments, the Company will make any required Income Payments to the Contract Owner, or the Beneficiary, if no Contract Owner is living.

In no event will any Payee, who is not also the Contract Owner, have any ownership rights under the Contract.

Beneficiary and Contingent Beneficiary

The Beneficiary is the person who may receive benefits under the Contract if the Contract Owner, who is also the Annuitant (and the Joint Annuitant, if applicable) dies after the Annuity Start Date. The Contract Owner can name more than one Beneficiary. The Beneficiaries will share the benefits equally, unless otherwise specified.

If no Beneficiary survives the Annuitant (and the Joint Annuitant, if applicable) the Beneficiary's rights will vest in the contingent Beneficiary. Contingent Beneficiaries will share the benefits equally, unless otherwise specified.

If no Beneficiary or contingent Beneficiary survives the Annuitant (and the Joint Annuitant, if applicable), all Beneficiary rights will vest with the Contract Owner or the last surviving Contract Owner's estate.

                          THE CONTRACT AND HOW IT WORKS

General Description

An annuity is a Contract between you, as the Contract Owner, and a life insurance company. In return for your one time Premium Payment, the Platinum Investor Annuity Contract provides a stream of income in the form of Income Payments beginning on the Income Start Date you select. The Income Start Date must be within 12 months of the Contract Date. You may purchase the Contract using after-tax dollars (a Non-Qualified Contract), or you may purchase the Contract by rolling over assets from an individual retirement annuity or account or from a qualified plan (a Qualified Contract). Currently immediate annuities are often referred to as "income annuities."


The Contract is called a variable annuity because you have the ability to allocate your money among variable investment options. Each variable investment option constitutes a Division of our Separate Account, investing in shares of a corresponding Fund. Depending on market conditions, the various Funds may increase or decrease in value. If you allocate money to the Divisions, the amount of the variable Income Payments will depend on the investment performance of the corresponding underlying Funds, along with certain other factors. See "INCOME PAYMENTS" on page 27.

The Contract also has a fixed investment option, the Fixed Account that is part of our general account. Each Income Payment from the Fixed Account of your Contract will not fluctuate from the scheduled amount set forth in your Contract.

Under the Contract, you will have access to your investment only through Income Payments, or certain limited withdrawal provisions. The Contract should only be purchased by individuals who will not need full access to their Premium Payment on an immediate basis.

Purchasing a Contract

You may purchase a Contract by completing and submitting an application along with a Premium Payment. You may also transfer assets from an existing investment or insurance product. The minimum Premium Payment is $25,000. No additional Premium Payments are permitted (although monies may be paid into the Contract from multiple sources). Prior approval is required for, and certain restrictions may apply to, any Premium Payment that would exceed $1,000,000. For example, we reserve the right to allocate any Premium Payment exceeding $1,000,000 to the Money Market Portfolio for 15 days after we receive it. (In some states this period may be longer). See "Right to Return" below.

You must be of legal age (age of majority) in the state where the Contract is being purchased or a guardian must act on your behalf.

The method you use to purchase a Contract may have certain tax consequences. You should consult a tax adviser to determine the best strategy for your individual situation.

Allocation of Premium Payment

When we receive your properly completed application, we will apply the full amount of your net

Premium Payment (Premium Payment minus taxes and one time charges) to the purchase of a Contract within two Valuation Days. We will consider your application properly completed when:

     1. you have provided all the information requested on the application form;

     2. we have received adequate proof of the Annuitant's date of birth (and the date of birth of any Joint Annuitant, if any); and

     3. we receive the entire amount of your Premium Payment (from all sources).

The date we credit your Premium Payment and issue a Contract is called the Contract Date. If your application is incomplete, we will request the information necessary to complete the application. If you do not furnish the information to us within five Valuation Days of the time we receive your application, we will return your Premium Payment unless we obtain your specific permission to keep it until you complete the application.

The Contract Owner determines the initial allocation of the net Premium Payment between the Fixed Account and the Divisions. The initial allocation is shown on the application for a Contract and will remain in effect until changed by written notice from the Contract Owner. Allocations to the fixed and variable investment options cannot be less than 5% per option and must be equal to 100%.

Over the lifetime of your Contract, you may allocate part or all of your net Premium Payment to no more than 30 Divisions. This limit includes those Divisions from which you have either transferred or withdrawn all of the amount previously allocated to such Divisions. For example, if you allocate 100% of your net Premium Payment to the Money Market Division, you have selected the Money Market Division as one of the 30 Divisions available to you. When you transfer the full amount out of the Money Market Division, it remains as one of the 30 Divisions available to you, even if you never again allocate any amount back into the Money Market Division.

Right to Cancel

If you change your mind about purchasing the Contract, you can cancel it within 10 days after receiving it (or the period required in your state). You will receive back the current value of your Contract on the day we receive your request, less any previously deducted contract charges and Income Payments paid in states where permitted. In certain states we may be required to give you back your Premium Payment if you decide to cancel your Contract within 10 days after receiving it (or the period required in your state). If that is the case, we reserve the right to allocate your Premium Payment, if it exceeds $1,000,000, to the Money Market Division for 15 days after we receive it. (In some states, the period may be longer.) At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the investment option(s) you have selected. As with all variable investment options, you bear risk associated with investment in the Money Market Division.

To exercise your right to cancel your Contract, you must mail it directly to USL, or give it to the agent from whom you received it, within 10 days after you receive it. See page 4 of this prospectus for USL's address information. In a few states, if your Contract is replacing an existing annuity or life policy, this period may be longer.

Key Contract Dates

During the life of your Contract there are certain significant dates that may impact certain features of your Contract.

     . Contract Date. The Contract Date is the day your Contract is issued and becomes effective. See "Allocation of Premium Payment" on page 20.

     . Annuity Starting Date. The Annuity Starting Date is a date used for certain Federal Income Tax purposes. The Annuity Starting Date is the later of the Contract Date and the first day of the Modal Time Period. For example, if the Contract Date is June 19 and the first day of the Modal Time Period is July 1 with monthly Income Payments beginning August 1, the Annuity Starting Date is July 1.

     . Income Start Date. The Income Start Date is the date on which Income Payments begin. You choose the Income Start Date when you purchase the Contract (and it cannot be changed). The Income Start Date cannot be later than 12 months after the Contract Date.

     . Modal Time Period. The Modal Time Period is the period of time between which Income Payments are made. For example, if you elect to receive Income Payments on a monthly basis, the Modal Time Period begins after an Income Payment is made and ends a month later when the next Income Payment is made. During the Modal Time Period, your next variable Income Payment (if applicable) is calculated based on the performance of the Divisions you have chosen, your selected Assumed Investment Return and certain other factors.

     . Income End Date. The Income End Date is the day on which your Income Payments are set to end.

Income Payments

See the "INCOME PAYMENTS" section of this prospectus on page 27.

Access to your Money

See the "ACCESS TO YOUR MONEY" section of this prospectus on page 33.

Rights Reserved by the Company

The Company reserves the following rights to:

     .    Reflect a change in the Separate Account or any Division thereunder;

     .    Create new separate accounts;

     . Operate the Separate Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law;

     . Transfer any assets in any Division in the Separate Account to another separate account;

     . Add, combine or remove Divisions in the Separate Account, or combine the Separate Account with another separate account;

     . Make any new Divisions available to the Contract Owner on a basis to be determined by the Company;

     . Substitute for the shares held in any Division the shares of another underlying fund or the shares of another investment company or any other investment permitted by law;

     . Make any changes as required by the Internal Revenue Code or by any other applicable law, regulation or interpretation in order to continue treatment of this Contract as an annuity; or

     .    Make any changes to comply with the rules of any Fund.

                                    TRANSFERS

Transfers Among Investment Options

The initial allocation of your Premium Payment among investment options to provide variable and/or fixed Income Payments can be changed by transfers of values among the investment options made by written request. We reserve the right to charge $25 per transfer after the first 12 transfers in any Contract Year. We consider your instruction to transfer from or to more than one investment option at the same time to be one transfer. No transfers can be made from the Fixed Account to a variable investment option, but transfers can be made from the variable investment option, but transfers can be made from the variable investment options to the Fixed Account or to other variable investment options. See "Allocation of Premium Payment" on page 20 of this prospectus for additional limitations on transfers.

How Transfers among Variable Investment Options are effected

     (A) The number of Annuity Units in the subaccount from which Annuity Units will be withdrawn is multiplied by the current Annuity Unit Value of that subaccount.

     (B) The final value from (A) is divided by the current Annuity Unit Value of the subaccount into which the transfer is going.

     (C) The result of (B) is the number of Annuity Units allocated to the new subaccount.

The minimum amount that can be transferred is $50 worth of annuity income payments. The transfer request must clearly state which investment options are involved and the amount of the transfer.

Effective Date of Transfers Among Variable Investment Options

When you transfer money among the variable investment options, we will redeem units of the affected Divisions at their prices as of the end of the current Valuation Date. We will credit any Division you transfer the money to at the same time. The amount of the allocation in each Division will change with that Division's investment performance. You should periodically review your allocations in light of market conditions and financial objectives.

Automatic Rebalancing

This feature automatically rebalances the current proportional value of your net Premium Payment allocated to each variable investment option under your Contract to correspond to your then current premium allocation designation. Automatic rebalancing does not guarantee gains, nor does it assure that you will not have losses. Automatic rebalancing entails taking assets from the better performing Divisions and allocating them to the lesser performing Divisions.

You tell us whether you want us to do the rebalancing monthly, quarterly, semi-annually or annually. Automatic rebalancing will occur as of the end of the Valuation Period that contains the date of the month your Contract was issued. For example, if your Contract is dated January 17, and you have requested automatic rebalancing on a quarterly basis, automatic rebalancing will start on April 17, and will occur quarterly thereafter. Rebalancing ends upon your request. Automatic rebalancing transfers do not count against the 12 free transfers that you are permitted to make each year. We do not charge you for using this service.

Annuity Income Units for automatic rebalancing will generally be priced as of the date of the transaction. However, if the scheduled date of the transfer falls on a non-business day, it will be priced as of the preceding business day.

Market Timing

The Contracts are not designed for professional market timing organizations or other entities using programmed and frequent transfers involving large amounts. We monitor the Contracts to determine if

     . An exchange out of an investment option occurs within two calendar weeks of an earlier exchange into that same investment option; or

     . Exchanges into or out of the same investment option occur more than twice in any one calendar quarter.

If either of the above transactions occurs, we will suspend such Contract Owner's same day or overnight delivery transfer privileges (including website, e-mail and facsimile communications) with prior notice to prevent market timing efforts that could be harmful to other Contract Owners or Beneficiaries. Such notice of suspension will take the form of either a letter mailed to your last known address, or a phone call from our Administrative Center to inform you that effective immediately, your same day or overnight delivery transfer privileges have been suspended. The Contract suspension will last for no more than six months. Transfers under automatic rebalancing or any other automatic transfer arrangements to which we have agreed are not affected by these procedures.

     The procedures above will be followed in all circumstances and we will treat all Contract Owners the same.

                                    EXPENSES

Mortality and Expense Risk Charge

As part of our calculation of the value of Annuity Income Units, we deduct the mortality and expense risk charge on a daily basis. The mortality and expense risk charge is equal, on an annual basis, to a percentage of the daily value of the variable portion of your Contract. The annual maximum mortality and expense risk charge for the Contracts is 1.10%. Currently we charge a mortality and expense risk charge of 0.40%.

The mortality and expense risk charge compensates us for assuming the risk that we will have to make Income Payments for longer than we anticipate, and for assuming the risk that current charges will be insufficient in the future to cover the costs associated with the Contract. If the charges under the Contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit. The Company assumes the risk of making all applicable monthly Income Payments regardless of how long Annuitants may live.

Administrative Charge

This charge is for administration and operations, such as allocating the premium and administering the Contracts. The maximum and current annual administrative charge for the Contracts is 0.15%. The Company incurs charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Contract, but may not be enough to cover the actual costs of issuing and administering the Contract.

Contract Fee

After we deduct any applicable Premium Tax from your Premium Payment, a one-time $100 Contract Fee will be deducted from your Premium Payment at the time of its receipt by USL. The Contract Fee compensates USL for the administrative costs of issuing the Contract.

Sales Charge

We will deduct a maximum of 4.0% of your Premium Payment as a Sales Charge. The value of your Premium Payment (or "net" Premium Payment), after the Sales Charge, other one time charges and Premium Taxes are deducted, will be allocated to your selected investment options to provide for fixed and/or variable Income Payments. USL receives the Sales Charge to cover sales expenses, including commissions.

Withdrawal Charge

Unless a withdrawal is exempt from the Withdrawal Charge (as discussed below), a Withdrawal Charge of 1% of the amount that you withdraw during the first eight Contract Years will apply to your Contract.

The Withdrawal Charge reimburses us for part of our expenses in distributing the Contracts and is deducted from the total withdrawal amount requested.

The Withdrawal Charge will not apply to:

     .    any amounts paid out as fixed and/or variable Income Payments;

     . any amounts paid out upon the death of the Contract Owner or Annuitant; and

     .    any amounts withdrawn beginning in the ninth Contract Year.

Premium Taxes

We will deduct from your Premium Payment any Premium Tax imposed on us by the state or locality where you reside. The state of New York currently imposes no Premium Taxes on annuity Contracts.

Transfer Fee

We reserve the right to charge $25 per transfer after the first 12 transfers in any Contract Year. We are not currently charging this fee.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various Funds. These charges are described in the prospectuses for the Funds. The maximum and minimum Fund expenses are described in the fee table on page 12 of this prospectus.

General

If the charges that we collect from the Contract exceed our total costs in connection with the Contract, we will earn a profit. Otherwise we will incur a loss. The charges remain constant over the life of the Contract; we reserve the right to increase the charges to the maximum amounts on Contracts issued in the future.

                        INCOME PAYMENTS

Generally

Beginning on the Income Start Date, the Payee will receive a stream of periodic Income Payments. You may choose Income Payments that are fixed, variable, or a combination of fixed and variable. Currently immediate annuities are often referred to as "income annuities."

Fixed Income Payments. Fixed Income Payments provide for a stream of income guaranteed by the Company that doesn't change over the course of your lifetime (as scheduled in your Contract).

Variable Income Payments. Variable Income Payments provide for a stream of income that fluctuates based on the performance, adjusted by the Assumed Investment Return, of the variable investment options that you choose. You can transfer money among the Divisions that make up the variable investment options, subject to certain fees and restrictions.

Combination Fixed and Variable Income Payments. By allocating a portion of your money to the Fixed Account and the Separate Account, through the variable investment options, you receive Income Payments a portion of which is guaranteed to never change from what is scheduled in your Contract, and a portion of which fluctuates based on the performance adjusted by the Assumed Investment Return, of the variable investment options that you have chosen.

If you select variable or combination fixed and variable Income Payments options, your investment is subject to market fluctuation. The value of your Contract and the amount of each Income Payment you receive could increase or decrease.

Income Start Date

We call the date that your Income Payments begin the Income Start Date. At the time that you purchase the Contract, you select the Income Start Date. The Income Start Date must be within 12 months after the Contract Date and can start as early as two weeks after we receive your Premium Payment. If a state requires that Income Payments begin prior to such date, we must comply with those requirements.

Frequency and Amount of Income Payments

Income Payments are made based on the Payout Option and frequency selected. Income Payment frequencies available are: monthly, quarterly, semi-annually, or annually. In no event will USL make Income Payments less frequently than annually.

USL reserves the right to change the frequency of Income Payments if the amount of any Income Payment becomes less than $100. The Income Payment frequency will be changed to an interval that will result in Income Payments of at least $100.

Modal Time Period. The Modal Time Period is the period of time (or "mode") between which Income Payments are made. For example, if you elect to receive Income Payments on a monthly basis, the Modal Time Period begins after an Income Payment is made and ends a month later when the next Income Payment is made. During the Modal Time Period, the amount of your next Income Payment is calculated.

Semi-Annual Benefit Leveling

If the Contract Owner elects Semi-Annual Benefit Leveling, variable Income Payments will be adjusted to reflect the performance of the investment options once every six months, instead of with every Income Payment. Semi-Annual Benefit Leveling will only be permitted if you have selected variable Income Payments on a monthly basis.

Semi-Annual Benefit Leveling Procedures. If Semi-Annual Benefit Leveling is elected the number of Annuity Income Units necessary to make the Income Payments for the following six month period will be calculated. These Annuity Income Units will be redeemed from the Divisions and transferred to the Fixed Account. The current Semi-Annual Benefit Leveling interest rate will be used to calculate the guaranteed amount of level Income Payments for the following six month period.

The level Income Payment calculated for each subsequent six month Annual Benefit Leveling period could be higher or lower than the level Income Payment for the previous six month period.

Semi-Annual Benefit Leveling means that variable Income Payments will be divided once every six months into separate fixed Income Payments (each adjusted by the current Semi-Annual Benefit Leveling interest rate), to be paid to you over the next six months.

Once elected (with 5 or more business days' prior notice to USL), Semi-Annual Benefit Leveling will take effect as of the date of the next Income Payment. (Your Contract refers to this date as the "Semi-Annual Benefit Leveling start date.") Semi-Annual Benefit Leveling will automatically continue for each six month anniversary thereof. You can cancel Semi-Annual Benefit Leveling for the next six month period by notifying us within 5 or more business days' of the beginning of the next six month period. The process of calculating leveled variable Income Payments for Semi-Annual Benefit Leveling will take place during the last Modal Time Period prior to the start of each six month Semi-Annual Benefit Leveling period.

USL reserves the right to discontinue Semi-Annual Benefit Leveling at any time. If USL does discontinue this program, any Contract Owner receiving leveled variable Income Payments will continue to do so until the current six month Semi-Annual Benefit Leveling period is completed.

Unless you have selected Payout Option 5, no withdrawals from the Contract will be permitted during any six month Semi-Annual Benefit Leveling period.

Payout Options

The Contract currently offers the five Payout Options described below. We may make other Payout Options available subject to our discretion.

Contract Owners must elect a Payout Option. An application to purchase a Contract will be considered incomplete if a Payout Option has not been elected. Once elected, your chosen Payout Option cannot be changed.

The Payout Options currently available are:

Option 1 - Life Annuity. Under this option, we will make Income Payments as long as the Annuitant is alive. Income Payments stop when the Annuitant dies.

Non-Income Payment Withdrawals. No withdrawals other than the scheduled Income Payments are permitted.

Option 2 - Life Annuity With A Certain Number of Years. Under this option, we will make Income Payments as long as the Annuitant is alive with the additional commitment that Income Payments will be made for a particular number of years. If the Annuitant dies before all scheduled Income Payments have been made during the certain period, Income Payments will continue to the Beneficiary for the remainder of the period.

Non-Income Payment Withdrawals. The Contract Owner may elect at any time prior to the death of the Annuitant to withdraw a part of the variable Income Payment portion of the remaining certain period Income Payments as set forth in the "Withdrawals" provision on page 10, as long as at least five years of variable Income Payments remain under your Contract after the withdrawal has been made. Withdrawals may be subject to a Withdrawal Charge.

Option 3 - Joint and Survivor Annuity. Under this option, we will make Income Payments as long as either the Annuitant or Joint Annuitant (or Contingent Annuitant, if applicable) is alive. Upon the death of the Annuitant, we will continue to make Income Payments so long as the Joint Annuitant is alive. The amount of the Income Payments made to the Joint Annuitant will be either equal to or lower than the amount that was payable while the Annuitant was alive. The amount to be paid to the Joint Annuitant is determined by the Contract Owner at the time that this Option 3 is selected. Any reduction in the Income Payment amount will be achieved through a reduction in the number of Annuity Income Units.

Non-Income Payment Withdrawals. No withdrawals other than the scheduled Income Payments are permitted.

Option 4 - Joint and Survivor Annuity With A Certain Number of Years. Under this option, we will make Income Payments as long as either the Annuitant or Joint Annuitant (or Contingent Annuitant, if applicable) is alive with the additional commitment that payments will be made for a minimum number of years. If both the Annuitant and the Joint Annuitant die before all scheduled payments have been made, payments will continue to the Beneficiary for the remainder of the period. After the certain period ends, we will continue to make Income Payments for the life of the Annuitant and for as long thereafter as the Joint Annuitant is alive. However, the amount of the Income Payments made to the Joint Annuitant will be either equal to or lower than the amount that was payable while the Annuitant was alive. The amount to be paid to the Joint or Contingent Annuitant is determined by the Contract Owner at the time that this Option 4 is selected. Any reduction in the Income Payment amount will be achieved through a reduction in the number of Annuity Income Units.

Non-Income Payment Withdrawals. The Contract Owner may elect at any time prior to the second death of the Annuitant or Joint Annuitant to withdraw a part of the variable Income Payment portion of the remaining term certain period Income Payments as set forth in the "Withdrawals" provision on page 10, as long as at least five years of variable Income Payment remain under your Contract after the withdrawal has been made. Withdrawals may be subject to a Withdrawal Charge.

Option 5 - Certain Number of Years. Under this option, Income Payments will be made for a particular number of years. If the Annuitant dies before all scheduled payments have been made, the rest will be paid to the Beneficiary for the remainder of the period.

Non-Income Payment Withdrawals. The Contract Owner may elect at any time prior to the Annuitant's death to withdraw all of the variable Income Payment portion of the Contract as set forth in the "Withdrawals" provision on page 10. Withdrawals may be subject to a withdrawal charge.

Annuity Income Units

Upon applying your net Premium Payment, we calculate the number of Annuity Income Units associated with each Payout Option (for variable Income Payments) as determined by our currently used annuity rate factors. The Annuity Income Unit Value for each Division will vary from one Valuation Period to the next based on the investment experience of the assets in the Division and the deduction of certain Separate Account charges and expenses. The SAI contains a fuller explanation of how Annuity Income Units are valued.

The number of Annuity Income Units for each Division will generally remain constant, subject to the following exceptions:

     .    If value is transferred from one investment option to another.

     . If value is withdrawn from the Contract. See " Determination of Subsequent Variable Income Payments" on page 33.

     . Upon the death of the primary Annuitant after the certain period ends if the Contract Owner selects a joint and survivor or contingent annuity option (either Annuity Option 4 or Annuity Option 3) with a lower percentage of payments elected for the Joint or Contingent Annuitant. Any reduction in the Annuity Payment amount will be achieved through a reduction in the number of Annuity Income Units.

Determination of the Initial Variable Income Payment

The following factors determine the amount of the first Income Payment:

     . the portion of the Premium Payment allocated to provide variable Income Payments and the Assumed Investment Return;

     .    the age and gender of the Annuitant (and Joint Annuitant, if any);

     .    the Payout Option selected;

     .    the frequency of Income Payments;

     .    the deduction of applicable Premium Taxes;

     .    the performance of your selected variable investment options; and

     .    the time period from the Contract Date to the Income Start Date.

Additional Items that may Impact Income Payments

Impact of Annuitant's Age on Income Payments. For either fixed or variable Income Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each Income Payment. Since Income Payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Income Payment will be greater.

Impact of Annuitant's Gender on Income Payments. For either fixed or variable Income Payments involving life income, the gender of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Income Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Income Payments. The value of all Income Payments, both fixed and variable, will be greater for shorter certain periods than for longer certain periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

Determination of Subsequent Variable Income Payments

During the Modal Time Period, we will recalculate the variable Income Payments to reflect the performance of the variable investment options you chose after the investment performance is adjusted by the Assumed Investment Return. We determine the dollar amount of the variable Income Payments as follows. The portion of the first Income Payment funded by a particular Division is divided by the Annuity Income Unit Value for that Division as of the Contract Date. This establishes the number of Annuity Income Units provided by each Division for each subsequent variable Income Payments.

Assumed Investment Return

The amount of the Income Payments provided by the portion of the Premium Payment allocated to provide a stream of variable income depends on the assumption made about future investment performance after the deduction of the mortality and expense risk charge and the fund expenses. This assumption is called the Assumed Investment Return ("AIR"). The AIR not only is one of the factors that determines the initial level of income, but also how future investment performance affects Variable Income Payments. Currently, we offer a 3.5% and a 5% AIR.

A higher AIR of 5% will result in a larger initial Annuity Payment, but future increases in the Variable Income Payment will be smaller than with a lower AIR of 3.5%. If net performance (that is, after deducting all charges) is exactly equal to the AIR, the level of the variable Income Payments will not change. If net performance is less than the AIR, Variable Income Payments will decrease. If net performance is more than the AIR, Variable Income Payments will increase.

                              ACCESS TO YOUR MONEY

Generally

Depending on the Payout Option you select and whether you are the Payee, you may receive Income Payments according to the Payout Option you select. The Contract is designed to meet long-term financial goals. Due to certain restrictions on withdrawals, the Contract is not suitable as a short-term investment.

Withdrawal Rights

You may take a full or one partial withdrawal per Contract Year of not less than $2,500 of the present value of your variable Investment Options remaining in the certain period, after the end of the Right to Cancel Period. Withdrawals are permitted under the Contract if you elected one of the following Payout Options at the time of application (with certain other requirements, as discussed below, also being met):

     . Option 2 - Life Annuity With a Certain Number of Years (partial withdrawal only);

     . Option 4 - Joint and Survivor or Contingent Annuity With a Certain Number of Years (partial withdrawal only); or

     .    Option 5 - Certain Number of Years (full withdrawal only).

Under these Payout Options, you will receive Income Payments for "A Certain Number of Years" (which may be referred to in this prospectus as the "certain period"). If you do not elect one of these three Payout Options, you will not be permitted to withdraw value from the Contract, other than through Income Payments. Certain states may also prohibit withdrawals.

All withdrawal requests must be made in writing to USL. USL reserves the right to require that the signature(s) on a withdrawal request be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee. USL may also require the signatures be properly notarized under state law.

USL will pay any amounts withdrawn to the Contract Owner within five business days of receipt of a proper request and instructions satisfactory to USL.

No withdrawals will be permitted from amounts in the Fixed Account. This includes amounts automatically moved to the Fixed Account to provide for Semi-Annual Benefit Leveling. Also, if you have selected Semi-Annual Benefit Leveling, (and you have not selected Payout Option 5) no withdrawals will be permitted from the variable investment options during any six month Semi-Annual Benefit Leveling period.

Withdrawal Charge. We may assess a Withdrawal Charge for each withdrawal from the Contract. This charge will be deducted from the net proceeds of the withdrawal. The Withdrawal Charge is:

     ------------------------------------------------------------
     Contract Year                   Withdrawal Charge
     ------------------------------------------------------------
     1-8                             1% of the amount withdrawn
     ------------------------------------------------------------
     9 and up                        no charge
     ------------------------------------------------------------

Withdrawal Procedures. You may elect one partial withdrawal per Contract Year of not less than $2,500 of a portion of the present value of the variable Income Payments remaining in the certain period for:

     .    Option 2 - Life Annuity With a Certain Number of Years; or

     .    Option 4 - Joint and Survivor Annuity With a Certain Number of Years

as long as at least five years of variable Income Payments remain under your Contract after the partial withdrawal has been completed. You will need to indicate to us the amount of your desired partial withdrawal at least three business days prior to your desired withdrawal date. After receiving your withdrawal request, we will inform you of the resulting reduction in the number of Annuity Income Units to be paid and the reduction in the length of the certain period. At that point, you must either confirm or withdraw your intention to make the partial withdrawal. As discussed in this section, if the certain period would be reduced to less than five years, your withdrawal request will be declined and you will need to lower your requested withdrawal amount.

You may elect a complete withdrawal based on the present value of the variable Income Payments remaining in the certain period for

     .    Option 5 - Certain Number of Years

no matter how many years of variable Income Payments remain under your Contract after the full withdrawal has been completed.

While the number of Annuity Income Units for each Division will generally remain constant, this prospectus, on page 33 under "Determination of Subsequent Variable Income Payments" lists three exceptions to that rule. One of those exceptions applies if you make a withdrawal. A withdrawal involves a transfer of assets out of a Division. As actual assets decrease in a Division, the number of Annuity Income Units in such Division must also be decreased to reflect the loss of those assets. A reduction in the number of Annuity Income Units means that all of your remaining variable Income Payments, both certain and life contingent, will be reduced in amount. See the sections on "Withdrawals Reduce Your Future Variable Income Payments" and "Computing the Partial Withdrawal Amount," below.

Withdrawal Limitations. In determining the value available for a withdrawal, only the present value of the variable Income Payments remaining in the certain period will be used. No fixed Income Payments will be used in determining partial withdrawal values, and neither the amount of fixed Income Payments nor the length of the certain period for such fixed Income Payments will be affected by a withdrawal. At any time after the Right to Cancel Period has ended, you may request one partial withdrawal per Contract Year of not less than $2,500 from your Contract as long as more than five (5) years remain in the certain period (for Option 2 - Life Annuity With a Certain Number of Years or Option 4 - Joint and Survivor Annuity With a Certain Number of Years).

There are no "time remaining in the certain period requirements" for Option 5 - Certain Number of Years withdrawals.

Withdrawals Reduce Your Future Variable Income Payments. If you make a withdrawal you will still receive Income Payments, but the withdrawal will result in a reduction in the amount of each remaining variable Income Payment as well as a decrease in the certain period that will apply to such variable Income Payments. In addition, if you transfer values from one or more Divisions which support those variable Income Payments to the Fixed Account which supports the fixed Income Payments at any time after a withdrawal has been taken, the certain period related to those recently transferred values that are now supporting fixed Income Payments will remain shortened. The certain period applicable to any pre-existing fixed Income Payments would not be affected.

When you request a withdrawal, we will take it from the Divisions in which your Contract is then invested in the same proportion as the value invested in each Division on the date of the withdrawal. Since the amount of Income Payments changes during the next Modal Time Period, the reduction in Income Payments due to the withdrawal (but not the payment of the withdrawal amount) will be delayed until that time.

Computing the Withdrawal Amount. If you make a withdrawal, we will calculate the present value of future variable Income Payments remaining in the certain period by discounting the payments at the Assumed Investment Return, and with consideration to any fees charged for a withdrawal. The future variable Income Payment amount we use in this calculation is determined by multiplying the Annuity Income Unit value next computed after we receive the withdrawal request by the current number of Annuity Units for each Division. A withdrawal will reduce all future variable Income Payments by an equal amount, and the remaining length of the certain period will also be reduced.

The following four factors will determine the specific amount by which the remaining variable Income Payments will be reduced and by which the remaining length of the certain period will be shortened:

     (i)   the amount of the withdrawal request;

     (ii) the length of time remaining in the certain period at the time that the partial withdrawal is requested;

     (iii) the age and sex of the Annuitant or Joint Annuitants; and

     (iv)  the Payout Option chosen.

In other words, the larger the withdrawal, the lower future variable Income Payments will be, and the greater the reduction in the length of time in the certain period. Any fixed Income Payments remaining under the Contract and their certain period will remain unchanged.

Example of Withdrawal for a Certain Period Contract

     . Owner chooses a 360-month (30 year) certain period payout, 5.00% AIR, premium = $196,636.07, benefit = $1,000 per month.

     . Owner wants to take a complete withdrawal when there are 316 payments left, the next payment to be paid in 10 days.

     . Owner would be paid the Net Withdrawal amount less any applicable tax withholdings.

     A.   If a complete withdrawal is taken:

               Gross withdrawal =                               $178,019.51
               Withdrawal charge* =                               $1,780.20
               Net withdrawal =                                 $176,239.31
               Remaining number of certain period benefits                0
               New benefit =                                          $0.00

          * Withdrawal charge applies during first 8 years of Contract

Example of Withdrawal from a Lifetime Income with Certain Period Contract: Male age 65

     . Owner chooses a life with 120-month (10 year) certain period payout, 3.50% AIR, premium = $100,000.00, benefit = $551.34 per month.

     . Owner wants to take a withdrawal when there are 108 payments left, the next payment to be paid in 10 days.

     . Owner would be paid the Net Withdrawal amount less any applicable tax withholdings. The new benefit amount and certain period would be as listed below.

     A.   If the maximum withdrawal is taken:

               Gross withdrawal =                           $30,158.27
               Withdrawal charge* =                            $301.58
               Net withdrawal =                             $29,856.69
               Remaining number of certain period benefits          60
               New benefit =                                   $382.66

          * Withdrawal charge applies during first 8 years of Contract

     B. If a $25,000 gross withdrawal is requested:

               Gross withdrawal =                           $25,000.00
               Withdrawal charge* =                            $250.00
               Net withdrawal =                             $24,750.00
               Remaining number of certain period benefits          71
               New benefit =                                   $412.05

          * Withdrawal charge applies during first 8 years of Contract

Example of Withdrawal from a Lifetime Income with Certain Period Contract: Male age 75

     . Owner chooses a life with 120-month (10 year) certain period payout, 3.50% AIR, premium = $100,000.00, benefit = $707.27 per month.

     . Owner wants to take a withdrawal when there are 108 payments left, the next one to be paid in 10 days.

     . Owner would be paid the Net Withdrawal amount less any applicable tax withholdings. The new benefit amount and certain period would be as listed below.

     A.   If the maximum withdrawal is taken:

               Gross withdrawal =                           $43,422.47
               Withdrawal charge* =                            $434.22
               Net withdrawal =                             $42,988.24
               Remaining number of certain period benefits          60
               New benefit =                                   $405.12

          * Withdrawal charge applies during first 8 years of Contract

     B.   If a $25,000 gross withdrawal is requested:

               Gross withdrawal =                           $25,000.00
               Withdrawal charge* =                            $250.00
               Net withdrawal =                             $24,750.00
               Remaining number of certain period benefits          86
               New benefit =                                   $536.79

          * Withdrawal charge applies during first 8 years of Contract

Taxes on Withdrawals. Please read the tax discussion in this prospectus for information relating to partial withdrawals from your Contract, as well as other taxable events. This information is general in nature and is not intended as tax advice. It is based on current law and interpretations, which may change. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your Contract.

Deferment of Payments

We may delay making fixed Income Payments from your Contract for up to 12 months subject to state law. We will credit interest to your Contract during that period.

We may suspend or postpone making variable Income Payments from your Contract or processing transfer requests for an undetermined period of time when:

     .    the NYSE is closed (other than weekend and holiday closings);

     .    trading on the NYSE is restricted;

     . an emergency exists (as determined by the SEC or other appropriate regulatory authority) such that disposal of or determination of the value of Annuity Income Units is not reasonably practicable; or

     .    the SEC by order so permits for the protection of investors.

                                  DEATH BENEFIT

Succession of Contract Ownership

Upon the death of any Contract Owner, ownership rights, if any, under this Contract will succeed to the following persons in the following order unless otherwise indicated on your Contract application:

     1.   the surviving Contract Owner, if any;

     2.   the Annuitant(s), if any;

     3.   the Beneficiary(ies), if any; and

     4.   the estate or successors of the last Contract Owner to die.

Notification of Death

The death of any Contract Owner, Annuitant or Payee must be reported to USL immediately. USL will require certified proof of death in the following form:

     .    a certified copy of the death certificate; and/or

     . a certified copy of a decree from a court of competent jurisdiction as to the finding of death.

USL reserves the right to recover any overpayments made on Income Payments because of failure to notify USL of death. The Contract Owner, and any successor Contract Owner is liable to USL for any overpayments of Income Payments made. USL is not responsible for any incorrect Income Payments made that result from the failure to notify USL immediately of such death.

Death of the Contract Owner and/or Annuitant

The following table provides information on how the Contract treats the death of the Contract Owner and/or Annuitant based on certain factors, such as when the death occurs and whether or not the Contract Owner and the Annuitant are the same person.

---------------------------------------------------------------------------------------------------------------
                            Death Benefit when Contract Owner           Death Benefit when Contract Owner
                            and Annuitant are the same person           and Annuitant are not the same person
                                                                                          ---
---------------------------------------------------------------------------------------------------------------
Death of Contract Owner
---------------------------------------------------------------------------------------------------------------
Before Annuity Start Date   Current value of certain period             Current value of life contingent and
                            payments; if the Contract has no certain    certain period payments
                            period, no payments will be made
---------------------------------------------------------------------------------------------------------------
On or After Annuity Start   Remaining certain period payments           None, the Contract remains in force
Date                                                                    according to the Contract's succession
                                                                        of ownership
---------------------------------------------------------------------------------------------------------------
Death of Annuitant
---------------------------------------------------------------------------------------------------------------
Before Annuity Start Date   Current value of certain period             Current certain period payments; if the
                            payments; if the contract has no certain    contract has no certain period, no
                            period, no payments will be made            payments will be made
---------------------------------------------------------------------------------------------------------------
On or After Annuity Start   Remaining certain period payments           Remaining certain period payments
Date
---------------------------------------------------------------------------------------------------------------

     IMPORTANT NOTE: As described in the table above, if the Annuitant (and the Joint Annuitant, if any) dies prior to the Annuity Start Date, and the Payment Option chosen is based on a life contingency only (no certain period), then the Contract will terminate with no benefit and USL will retain your Premium Payment.

Designation of Beneficiary

The Contract Owner may select one or more Beneficiaries for the Annuitant and name them on the application if the Annuity Payment Option selected provides for a Beneficiary. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before the Company acknowledges the notice. The Contract Owner may make the designation of Beneficiary irrevocable. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

                                   PERFORMANCE


Occasionally, we may advertise certain performance information concerning one or more of the Divisions, including average annual total return and yield information. A Division's performance information is based on its past performance only and is not intended as an indication of future performance.

Average annual total return is based on the overall dollar or percentage change in value of a hypothetical investment. When we advertise the average annual total return of a Division, it reflects changes in the fund share price, the automatic reinvestment by the Division of all distributions, and the deduction of Contract charges. Average annual total return is the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.

When we advertise the yield of a Division, we will calculate it based upon a given thirty-day period. The yield is determined by dividing the net investment income earned by the Division during the period by the value of the Division on the last day of the period.

When we advertise the performance of the money market Division, we may advertise the yield or the effective yield in addition to the average annual total return. The yield of the money market Division refers to the income generated by an investment in that Division over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 12 month period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market Division is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Average annual total return at the Separate Account level is lower than at the Fund level because it is reduced by the mortality and expense risk charge. Similarly, yield and effective yield at the variable account level are lower than at the fund level because they are reduced by the mortality and expense risk charge.

Performance information for a Division may be compared in reports and advertising to:

     (1) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a fund's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

     (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

     (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract; and

     (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

                                      TAXES

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. You should consult with a competent tax adviser to determine the specific federal tax treatment of your Contract based on your individual factual situation. Not all of the information we have included may be applicable to your Contract (for example, information relating to partial withdrawals and withdrawals). This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the Funds, please see the Funds' prospectuses. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your Contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity Contracts. Generally, you will not be taxed on the earnings in an annuity Contract until you take the money out. Different rules apply depending on how you take the money out and whether your Contract is qualified or non-qualified as explained below.

Tax Treatment of Distributions -- Qualified Contracts

If you purchase your Contract under a (qualified) tax-favored retirement plan or account, your Contract is referred to as a Qualified Contract. Examples of qualified plans or accounts are:

     .    Individual Retirement Annuities;

     . Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");

     .    Keogh Plans; and

     . Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Distributions In General

Generally, with Qualified Contracts you have not paid any taxes on the money used to buy the Contract or on any earnings. Therefore, any amount you take out as Income Payments, as a partial withdrawal, or upon withdrawal will be taxable income. In addition, a 10% tax penalty may apply to the taxable income.

This additional tax does not apply:

     . in general, where the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated Beneficiary;

     .    where the taxpayer is age 59 1/2 or older;

     .    where payment is made on account of death;

     .    where the payment is made on account of the taxpayer's disability;

     . where the payment is made to pay certain medical expenses, certain health insurance premiums, certain higher education expenses or qualified first home purchases;

     .    in some cases, upon separation from service on or after age 55; or

     .    certain other limited circumstances.

Withdrawals Where Income Start Date Is Before Age 59 1/2 -- A Partial Withdrawal Or Withdrawal May Trigger a 10% Tax Penalty Unless an Exception Applies. If the Income Start Date is before age 59 1/2 and you relied on the exception for substantially equal payments to avoid the 10% penalty, it should be noted that a partial withdrawal from or full withdrawal of the Contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing the substantially equal payments. In that event, payments excepted from the 10% penalty tax by reason of the exception for substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the withdrawal (or other modification) and is equal to the tax that would have been imposed had the exception not applied. Interest is also due for the period between when the tax would have been imposed and when the tax is recaptured. The possible application of this recapture tax should be considered before making a partial withdrawal from or full withdrawal of the Contract. You should also contact your tax adviser before taking partial withdrawals.

Example: Individual A is age 57 1/2 when he begins to receive annual Income Payments of $10,000 from a traditional individual retirement annuity. Since this is a Qualified Contract with no tax basis, each payment of $10,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2, respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he takes a partial withdrawal. In 2003, A must pay the 10% penalty tax on the Income Payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $2,000 (10% of 10,000 each year for 2 years) plus interest.

Individual Retirement Annuities ("IRA"). Code Section 408 permits eligible individuals to contribute to an IRA. By attachment of an endorsement that reflects the requirements of Code Section 408(b), the Contracts may be issued as an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Most IRAs cannot accept additional contributions after the owner reaches 70 1/2, and must also begin required distributions at that age.

Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA or qualified plan, provided certain conditions are met. Purchases of the Contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the Contract.

Rollovers. Distributions from Code Section 401 qualified plans or 403(b) Plans (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) Plan, or IRA. A prospective owner considering use of the Contract in this manner should consult a competent tax adviser with regard to the suitability of the Contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) Plans, and IRAs.

Tax Treatment of Distributions -- Non-Qualified Contracts

General. For Income Payments, generally a portion of each payment will be considered a return of your premium and will not be taxed. The remaining portion of each payment is taxed at ordinary income rates. The nontaxable portion of variable Income Payments (also known as "Exclusion Amount") is generally determined by a formula that establishes a specific dollar amount of each payment that is not taxed.

After the full amount of your Premium Payment has been recovered tax-free, the full amount of subsequent Income Payments will be taxable. If Income Payments stop due to the death of the Annuitant before the full amount of your Premium Payment has been recovered, a tax deduction is allowed for the unrecovered amount.

Complete Withdrawals. For payments made upon complete withdrawal of the annuity Contract, the taxable portion is the amount received in excess of the remaining investment in the Contract.

Partial Withdrawal - 100% Taxable. As a general rule, partial withdrawals will be 100% taxable and will not reduce investment in the Contract.

A Partial Withdrawal or Complete Withdrawal May Trigger an Additional 10% Tax Penalty Unless an Exception Applies. If a taxable distribution is made under the Contract, an additional tax of 10% of the amount of the taxable distribution may apply.

This additional tax does not apply where:

     . the payment is made under an immediate annuity Contract, defined for these purposes as an annuity (1) purchased with a single premium, (2) the Annuity Starting Date of which commences within one year from the date of the purchase of the annuity, and (3) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period;

     . the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated Beneficiary;

     .    the taxpayer is age 59 1/2 or older;

     .    the payment is made on account of the taxpayer's disability;

     .    the payment is made on account of death;

     .    and in certain other circumstances.

It should be noted that a partial withdrawal or complete withdrawal of the Contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing substantially equal payments. In that event, payments excepted from the 10% penalty tax because they were considered part of substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the withdrawal (or other modification) and is equal to the tax that would have been imposed (plus interest) had the exception not applied. The possible application of this recapture tax should be considered before making a partial withdrawal or complete withdrawal of the Contract. You should also seek the advice of your tax adviser.

Example: Individual A is age 57 1/2 when he begins to receive annual Income Payments of $10,000. Of each annuity payment, $3,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2 respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he takes a partial withdrawal. In 2003, A must pay the 10% penalty tax on the Income Payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $600 (10% of 3,000 each year for 2 years) plus interest.

Non-Qualified Contracts Owned by Non-Natural Persons

As a general rule, non-qualified annuity contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. This rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person. There is also an exception to this general rule for immediate annuity contracts as defined in the prior section. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of a life insurance, endowment or annuity contract for an annuity contract unless money or other property is distributed as part of the exchange. Special rules and procedures apply to Section

1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying investments for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the Funds are being managed so as to comply with these requirements.

There is limited guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the Funds. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the Contract, could be treated as the owner of assets in the funds. We reserve the right to make changes to the Contract we think necessary to see that it qualifies as a variable annuity Contract for tax purposes.

Withholding

We are required to withhold federal income taxes on Income Payments, partial withdrawals, and complete withdrawals that include taxable income unless the Payee elects not to have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For complete withdrawals or partial withdrawals, we are required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless you elect out of withholding. For Income Payments, we will withhold on the taxable portion of Income Payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

                                OTHER INFORMATION

The United States Life Insurance Company in the City of New York

We are The United States Life Insurance Company in the City of New York ("USL"). USL is a stock life insurance company organized under the laws of New York. USL's home office address is 830 Third Avenue, New York, New York 10022. USL is an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad. AIG American General is a marketing name of USL and its affiliates. The commitments under the Contracts are USL's, and AIG has no legal obligation to back those commitments.

USL is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. USL's membership in IMSA applies only to USL and not its products.

Distribution of the Contract

Individuals who sell the Contracts will be licensed by State insurance authorities as agents of USL. The individuals will also be registered representatives of (1) broker-dealer firms that are affiliated with USL, or (2) other broker-dealer firms, which are not affiliated with USL. However, some individuals may be representatives of firms that are exempt from broker-dealer regulation.

American General Equity Services Corporation ("AGESC") is the principal underwriter and distributor of the Contracts. AGESC is located at #1 Franklin Square, Springfield, Illinois 62713. AGESC is a Delaware corporation and an affiliate of The United States Life Insurance Company in the City of New York (AGESC is an indirect wholly-owned subsidiary of AIG). AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGESC is also the principal underwriter for USL's Separate Account USL VL-R, as well as the underwriter for various separate accounts of other USL affiliates. These separate accounts are registered investment companies. AGESC, as the principal underwriter and distributor, is not paid any fees on the Contracts.

USL offers the Contracts on a continuous basis.

USL compensates broker-dealers that sell the Contracts according to one or more compensation schedules. The schedules provide for commissions of up to 4.0% of Premium Payments that Owners make.

USL may agree to pay certain broker-dealers an additional promotional allowance. This promotional allowance compensates these certain broker-dealers for additional training and promotional expenses incurred in the promotion and sale of the Contracts. None of these distribution expenses results in any additional charges under the Contracts that are not described under "Expenses."

Legal Proceedings

USL is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, USL believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on USL's results of operations and financial position.

AGESC offered general securities prior to October 1, 2002. As a consequence, AGESC is engaged in certain legal matters related to its previous line of business. AGESC believes that none of these legal matters are of any materiality. More information about AGESC can be found in the SAI.

                              FINANCIAL STATEMENTS

Financial statements of The United States Life Insurance Company in the City of New York can be found in the SAI, which may be obtained without charge by calling 1-888-438-6933 or writing to The United States Life Insurance Company in the City of New York, Attention: SPIA Operations 2-D1, P.O. Box 3018, Houston, Texas 77210-3018. The financial statements have also filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

Financial statements of the Separate Account are not included because no Contracts have been issued using the Divisions described in this prospectus.

                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES

As of the fiscal year ended December 31, 2003, there were no outstanding accumulation unit values.

                                   APPENDIX B

                  HYPOTHETICAL ILLUSTRATIONS OF INCOME PAYMENTS

We have prepared the following tables to show how variable Income Payments under the Contract change with investment performance over an extended period of time. The tables illustrate how monthly Income Payments would vary over time if the return on assets in the selected Divisions were a uniform gross annual rate of 0%, 4%, 6.39%, 8%, 10%, or 12%. The values would be different from those shown if the returns averaged 0%, 4%, 6.39%, 8%, 10%, or 12%, but fluctuated over and under those averages throughout the years.

The tables reflect the current total separate account annual expenses, which are equivalent to an annual charge of 0.55%. (The values would be lower than those shown if the maximum of 1.25% was used.) The amounts shown in the tables also take into account the arithmetic average of the Funds' management fees and operating expenses at an annual rate of approximately 0.84% of the average daily net assets of the Funds. Actual fees and expenses of the Funds associated with your Contract may be more or less than 0.84%, will vary from year to year, and will depend on your allocation. See the section in this prospectus entitled "Fee Tables" for more complete details. The tables also reflect the sales load, Contract Fee, Premium Taxes, and any other Contract charges and expenses. Were any of these charges and expenses included, the values would be lower than those shown. The monthly Income Payments are illustrated on a pre-tax basis. The federal income tax treatment of Income Payment considerations is generally described in the section of this prospectus entitled "Taxes."

The tables show both the gross rate and the net rate. The difference between gross and net rates represents the 0.55% for total separate account annual expenses and the assumed 0.84% for investment management and operating expenses. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly 1.39%.

Two sets of tables follow -- one set for a male age 65 and the other for a female age 65. The first table in each set assumes that 100% of the single Premium Payment is allocated to a variable investment option. The second assumes that 50% of the single Premium Payment is allocated to the Fixed Account using the fixed annuity rates we offered on the Payout Option at the time this illustration was prepared. Both sets of tables assume that a life annuity with ten years certain was purchased.

When part of the single Premium Payment has been allocated to the Fixed Account, the certain minimum Income Payments resulting from this allocation is also shown. The illustrated variable Income Payments use an Assumed Investment Return ("AIR") of 5% per year. Thus, actual net performance greater than 5% per year will result in increasing Income Payments and actual net performance less than 5% per year will result in decreasing Income Payments. We currently offer AIRs of 3.5% and 5%; in the future we may offer alternative Assumed Investment Returns. Fixed Income Payments will not vary from what was elected. Initial monthly Income Payments under a fixed Payout Option are generally higher than initial payments under a variable Payout Option.

These tables show the monthly Income Payments for several hypothetical constant Assumed Investment Returns. Of course, actual investment performance will not be constant and may be volatile, so expect your variable Income Payments to fluctuate. Upon request, and when you are considering a Payout Option, we will furnish a comparable illustration based on your individual circumstances, including purchase rates and the mortality and expense risk charge that would apply.

                           INCOME PAYMENT ILLUSTRATION
                                 (100% VARIABLE)
                        Single Premium Payment: $100,000
                                    Sex: Male
                                     Age: 65
           Payout Option Selected: Life Annuity With 10 Years Certain
                        Frequency of Income Pay: Monthly

Variable monthly Income Payment based on current rates, if 100% variable for Payout Option selected:$634.15

Illustrative amounts below assume that 100% of the single Premium Payment is allocated to a variable Payout Option.

Assumed investment return at which monthly variable payments remain constant: 5%

Monthly Income Payments will vary with investment performance. No minimum dollar amount is guaranteed.

For comparison purposes, fixed monthly Income Payment based on current rates, if 100% fixed for Payout Option selected: $639.78

                                Monthly Payments
                       With an Assumed Rate of Return of:

                                                         Gross
                             -----------------------------------------------------------------
Payment  Calendar  Attained   0.00%     4.00%      6.39%      8.00%      10.00%      12.00%
                              -----     -----      -----      -----      ------      ------
  Year     Year      Year                                 Net
  ----     ----      ----    -----------------------------------------------------------------
                              -1.39%    2.61%      5.00%      6.61%      8.61%       10.61%
                              ------    ----       -----      -----      -----       -------
     1     2004        65     $634.15   $634.15    $634.15    $634.15  $  634.15   $   634.15
     2     2005        66      595.56    619.72     634.15     643.87     655.95       668.03
     3     2006        67      559.31    605.61     634.15     653.75     678.50       703.72
     4     2007        68      525.28    591.82     634.15     663.77     701.83       741.32
     5     2008        69      493.31    578.35     634.15     673.95     725.96       780.93
    10     2013        74      360.39    515.46     634.15     727.23     859.64     1,013.07
    15     2018        79      263.29    459.41     634.15     784.72   1,017.93     1,314.21
    20     2023        84      192.35    409.45     634.15     846.75   1,205.37     1,704.86

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the funds selected. The amount of the Income Payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages during the years and from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Income Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Income Payments are made during the Annuitant's lifetime. Benefits vary depending on the Payout Option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments certain. If the Annuitant dies before payments have been made for the certain period, payments will continue to be paid to the Beneficiary for the remainder of the period. The cumulative amount of Income Payments received depends on how long the Annuitant lives after the certain period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses, the mortality and expense risk charge and administrative charge from the gross rates of return.

                           INCOME PAYMENT ILLUSTRATION
                            (50% VARIABLE/50% FIXED)
                        Single Premium Payment: $100,000
                                    Sex: Male
                                     Age: 65
           Payout Option Selected: Life Annuity With 10 Years Certain
                        Frequency of Income Pay: Monthly

Variable monthly Income Payment based on current rates, if 100% variable for Payout Option selected: $634.15

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable Payout Option.

Assumed investment return at which monthly variable payments remain constant: 5%

Monthly Income Payments will vary with investment performance, but will never be less than $319.89. The monthly guaranteed payment of $319.89 is being provided by the $50,000 applied under the fixed Payout Option.

For comparison purposes, fixed monthly Income Payment based on current rates, if 100% fixed for Payout Option selected: $639.78

                                Monthly Payments
                       With an Assumed Rate of Return of:


                                                                           Gross
                                                  -----------------------------------------------------------
Payment        Calendar            Attained       0.00%     4.00%     6.39%     8.00%     10.00%     12.00%
 Year            Year                Year         -----     -----     -----     -----     ------     ------
 ----            ----                ----                                   Net
                                                  -----------------------------------------------------------
                                                  -1.39%    2.61%     5.00%     6.61%      8.61%     10.61%
                                                  ------    -----     -----     -----      -----     ------
 1               2004                 65          $636.97  $636.97   $636.97   $636.97   $636.97   $  636.97
 2               2005                 66           617.67   629.75    636.97    641.83    647.87      653.91
 3               2006                 67           599.55   622.69    636.97    646.76    659.14      671.75
 4               2007                 68           582.53   615.80    636.97    651.78    670.81      690.55
 5               2008                 69           566.54   609.07    636.97    656.86    682.87      710.36
10               2013                 74           500.09   577.62    636.97    683.50    749.71      826.42
15               2018                 79           451.54   549.59    636.97    712.25    828.86      976.99
20               2023                 84           416.07   524.61    636.97    743.27    922.58    1,172.32

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the funds selected. The amount of the Income Payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages during the years and from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Income Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Income Payments are made during the Annuitant's lifetime. Benefits vary depending on the Payout Option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments certain. If the Annuitant dies before payments have been made for the certain period, payments will continue to be paid to the Beneficiary for the remainder of the period. The cumulative amount of Income Payments received depends on how long the Annuitant lives after the certain period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses, the mortality and expense risk charge and administrative charge from the gross rates of return.

                           INCOME PAYMENT ILLUSTRATION
                                 (100% VARIABLE)
                        Single Premium Payment: $100,000
                                   Sex: Female
                                     Age: 65
           Payout Option Selected: Life Annuity With 10 Years Certain
                        Frequency of Income Pay: Monthly

Variable monthly Income Payment based on current rates, if 100% variable for Payout Option selected: $600.24

Illustrative amounts below assume that 100% of the single Premium Payment is allocated to a variable Payout Option.

Assumed investment return at which monthly variable payments remain constant:
5%

Monthly Income Payments will vary with investment performance. No minimum dollar amount is guaranteed.

For comparison purposes, fixed monthly Income Payment based on current rates, if 100% fixed for Payout Option selected: $605.87

                                Monthly Payments
                       With an Assumed Rate of Return of:

                                                                           Gross
                                                  -----------------------------------------------------------
Payment        Calendar            Attained       0.00%     4.00%     6.39%     8.00%     10.00%     12.00%
 Year            Year                Year         -----     -----     -----     -----     ------     ------
 ----            ----                ----                                   Net
                                                  -----------------------------------------------------------
                                                  -1.39%    2.61%     5.00%     6.61%      8.61%     10.61%
                                                  ------    -----     -----     -----      -----     ------
  1              2004                 65         $600.24  $600.24    $600.24   $600.24   $600.24    $  600.24
  2              2005                 66          563.71   586.58     600.24    609.44    620.88       632.31
  3              2006                 67          529.41   573.23     600.24    618.79    642.22       666.09
  4              2007                 68          497.19   560.18     600.24    628.28    664.30       701.68
  5              2008                 69          466.93   547.43     600.24    637.91    687.14       739.17
 10              2013                 74          341.12   487.90     600.24    688.34    813.67       958.89
 15              2018                 79          249.21   434.84     600.24    742.76    963.50     1,243.93
 20              2023                 84          182.07   387.55     600.24    801.47  1,140.92     1,613.70

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the funds selected. The amount of the Income Payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages during the years and from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Income Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Income Payments are made during the Annuitant's lifetime. Benefits vary depending on the Payout Option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments certain. If the Annuitant dies before payments have been made for the certain period, payments will continue to be paid to the Beneficiary for the remainder of the period. The cumulative amount of Income Payments received depends on how long the Annuitant lives after the certain period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses, the mortality and expense risk charge and administrative charge from the gross rates of return.

                           INCOME PAYMENT ILLUSTRATION
                            (50% VARIABLE/50% FIXED)
                        Single Premium Payment: $100,000
                                   Sex: Female
                                     Age: 65
           Payout Option Selected: Life Annuity With 10 Years Certain
                        Frequency of Income Pay: Monthly

Variable monthly Income Payment based on current rates, if 100% variable for Payout Option selected: $600.24

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable Payout Option.

Assumed investment return at which monthly variable payments remain constant: 5%

Monthly Income Payments will vary with investment performance, but will never be less than $302.94. The monthly guaranteed payment of $302.94 is being provided by the $50,000 applied under the fixed Payout Option.

For comparison purposes, fixed monthly Income Payment based on current rates, if 100% fixed for Payout Option selected: $605.87

                                Monthly Payments
                       With an Assumed Rate of Return of:

                                                                           Gross
                                                  -----------------------------------------------------------
Payment        Calendar            Attained       0.00%     4.00%     6.39%     8.00%     10.00%     12.00%
 Year            Year                Year         -----     -----     -----     -----     ------     ------
 ----            ----                ----                                   Net
                                                  -----------------------------------------------------------
                                                  -1.39%    2.61%     5.00%     6.61%      8.61%     10.61%
                                                  ------    -----     -----     -----      -----     ------
  1              2004                 65         $603.06  $603.06    $603.06    $603.06   $603.06 $   603.06
  2              2005                 66          584.79   596.22     603.06     607.66    613.37     619.09
  3              2006                 67          567.64   589.55     603.06     612.33    624.05     635.98
  4              2007                 68          551.53   583.02     603.06     617.07    635.09     653.78
  5              2008                 69          536.40   576.65     603.06     621.89    646.51     672.52
 10              2013                 74          473.50   546.88     603.06     647.10    709.77     782.38
 15              2018                 79          427.54   520.36     603.06     674.31    784.69     924.90
 20              2023                 84          393.97   496.71     603.06     703.67    873.39   1,109.78

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the funds selected. The amount of the Income Payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages during the years and from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Income Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the funds that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Income Payments are made during the Annuitant's lifetime. Benefits vary depending on the Payout Option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments certain. If the Annuitant dies before payments have been made for the certain period, payments will continue to be paid to the Beneficiary for the remainder of the period. The cumulative amount of Income Payments received depends on how long the Annuitant lives after the certain period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses, the mortality and expense risk charge and administrative charge from the gross rates of return.

  TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION.................................................  3
 USL................................................................  3
 Separate Account USL VA-R..........................................  3
SERVICES............................................................  3
DISTRIBUTION OF THE CONTRACTS.......................................  4
PERFORMANCE INFORMATION.............................................  4
 Performance Data...................................................  5
   Average Annual Total Return Calculations.........................  5
   Fund Performance Calculations....................................  6
   VALIC Company I Money Market Investment Option Yield and
        Effective Yield Calculations................................  7
CONTRACT PROVISIONS.................................................  8
 Variable Income Payments...........................................  8
 Annuity Income Unit Value..........................................  8
 Net Investment Factor..............................................  9
 Misstatement of Age or Gender...................................... 10
 Evidence of Survival............................................... 10
MATERIAL CONFLICTS.................................................. 10
FINANCIAL STATEMENTS................................................ 11
 Separate Account Financial Statements.............................. 11
 USL Financial Statements..........................................  11
 Index to Financial Statements...................................... 11

                  THIS DOCUMENT IS NOT PART OF ANY PROSPECTUS.

[LOGO] AIG American General                                       Privacy Notice

--------------------------------------------------------------------------------

AIG American General knows that your privacy is important. You have received this notice as required by law and because you are now or may be a customer of one of our companies. This notice will advise you of the types of Nonpublic Personal Information we collect, how we use it, and what we do to protect your privacy.

"Nonpublic Personal Information" refers to personally identifiable information that is not available to the public.

"Employees, Representatives, Agents, and Selected Third Parties" refers to individuals or entities who act on our behalf.

  . Our Employees, Representatives, Agents, and Selected Third Parties may collect Nonpublic Personal Information about you, including information:

     -    Given to us on applications or other forms;

     -    About transactions with us, our affiliates, or third parties;

     - From others, such as credit reporting agencies, employers, and federal and state agencies.

  . The types of Nonpublic Personal Information we collect depends on the products we offer to you and may include your: name; address; Social Security Number; account balances; income; assets; insurance premiums; coverage and beneficiaries; credit reports; marital status; and payment history. We may also collect Nonpublic Personal Health Information, such as medical reports, to underwrite insurance policies, process claims, or for other related functions.

  . We restrict access to Nonpublic Personal Information to those Employees, Representatives, Agents, or Selected Third Parties who provide products or services to you and who have been trained to handle Nonpublic Personal Information as described in this Notice.

  . We have policies and procedures that direct our Employees, Representatives, Agents and Selected Third Parties acting for us, on how to protect and use Nonpublic Personal Information.

  . We have physical, electronic, and procedural safeguards in place that were designed to protect Nonpublic Personal Information.

  . We do not share Nonpublic Personal Information about you except as allowed by law.

  . We may disclose all types of Nonpublic Personal Information that we collect, including information regarding your transactions or experiences with us, when needed, to:

     (i) Affiliated AIG American General companies, including the American International Group Inc. family of companies, and Employees, Representatives, Agents, and Selected Third Parties as permitted by law; or

     (ii) other organizations with which we have joint marketing agreements as permitted by law.

  . The types of companies and persons to whom we may disclose Nonpublic Personal Information as permitted by law include: banks; attorneys; trustees; third-party administrators; insurance agents; insurance companies; insurance support organizations; credit reporting agencies; registered broker-dealers; auditors; regulators; and reinsurers.

  . We do not share your Nonpublic Personal Health Information unless authorized by you or allowed by law.

  . Our privacy policy applies, to the extent required by law, to our agents and representatives when they are acting on behalf of AIG American General.

  .  You will be notified if our privacy policy changes.

  .  Our privacy policy applies to current and former customers.

THIS PRIVACY NOTICE IS GIVEN TO YOU FOR YOUR INFORMATION ONLY. YOU DO NOT NEED TO CALL OR TAKE ANY ACTION.

CALIFORNIA, NEW MEXICO AND VERMONT RESIDENTS ONLY: Following the law of your state, we will not disclose nonpublic personal financial information about you to nonaffiliated third parties (other than as permitted by law) unless you authorize us to make that disclosure. Your authorization must be in writing. If you wish to authorize us to disclose your nonpublic personal financial information to nonaffiliated third parties, you may write to us at: American General Service Center, P.O. Box 4373, Houston, Texas 77210-4373.

--------------------------------------------------------------------------------

This Privacy Notice is provided on behalf of the following companies:

AGC Life Insurance Company, AIG Life Insurance Company of Puerto Rico, AIG Life Insurance Company, AIG Life of Bermuda, Ltd., American General Assurance Company, American General Equity Services Corporation, American General Indemnity Company, American General Life and Accident Insurance Company, American General Life Insurance Company, American General Property Insurance Company of Florida, American General Property Insurance Company, American General Securities Incorporated, American International Life Assurance Company of New York, Delaware American Life Insurance Company, Pacific Union Assurance Company, The United States Life Insurance Company in the City of New York, USLIFE Credit Life Insurance Company of Arizona

AGLC0375-MLR REV0304                 (C) 2004 American International Group, Inc.
                                                            All rights reserved.

[LOGO] American
         General
                                       The United States Life  Insurance Company
                                                         in the City of New York

For additional information about the Platinum Investor(R) Immediate Variable Annuity Contracts and the Separate Account, you may request a copy of the Statement of Additional Information (the "SAI"), dated May 3, 2004. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI if you write us at our Administrative Center, which is located at 2727-A Allen Parkway, Houston, Texas 77019, Attention: SPIA Operations, 2-D1, or call us at 1-888-438-6933. You may also obtain the SAI from an insurance representative through which the Contracts may be purchased. Additional information about the Contracts, including personalized illustrations of death benefits, is available, without charge, upon request to the same address or phone number printed above.

Information about the Separate Account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Separate Account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549-0102.

Contracts issued by:
The United States Life Insurance Company in the City of New York
A member company of American International Group, Inc.
830 Third Avenue, New York, New York 10022

Platinum Investor Immediate Variable Annuity
Contract Form Number 03017N

Available only in the state of New York

Distributed by American General Equity Services Corporation
Member NASD
A member company of American International Group, Inc.

The underwriting risks, financial obligations and support functions associated with the products issued by The United States Life Insurance Company in the City of New York are solely its responsibility. The United States Life Insurance Company in the City of New York is responsible for its own financial condition and contractual obligations.

(C)2004 American International Group, Inc. All rights reserved.
                                                          ICA File No. 811-09007

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                            SEPARATE ACCOUNT USL VA-R

                 PLATINUM INVESTOR(R) IMMEDIATE VARIABLE ANNUITY

               SINGLE PREMIUM IMMEDIATE VARIABLE ANNUITY CONTRACT

                                    ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                              SPIA OPERATIONS 2-D1

                    P.O. BOX 3018, HOUSTON, TEXAS 77210-3018

                 TELEPHONE: 1-888-438-6933; FAX: 1-713-620-3139

                       STATEMENT OF ADDITIONAL INFORMATION

                                DATED MAY 3, 2004

         This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus for The United States Life Insurance Company in the City of New York Separate Account USL VA-R (the "Separate Account" or "Separate Account USL VA-R") dated May 3, 2004, describing the Platinum Investor Immediate Variable Annuity ("Platinum Investor") single premium immediate variable annuity contract (the "Contract" or "Contracts"). The Contract prospectus sets forth information that a prospective investor should know before investing. For a copy of the Contract prospectus, and any prospectus supplements, contact The United States Life Insurance Company in the City of New York ("USL") at the address or telephone number given above. Terms used in this SAI have the same meaning as are defined in the Contract prospectus.

                                TABLE OF CONTENTS

GENERAL INFORMATION .............................................    3
 USL ............................................................    3
 Separate Account USL VA-R ......................................    3
SERVICES ........................................................    3
DISTRIBUTION OF THE CONTRACTS ...................................    4
PERFORMANCE INFORMATION .........................................    4
 Performance Data ...............................................    5
   Average Annual Total Return Calculations .....................    5
   Fund Performance Calculations ................................    6
   VALIC Company I Money Market Investment Option Yield and
     Effective Yield Calculations ...............................    7
CONTRACT PROVISIONS .............................................    8
 Variable Income Payments .......................................    8
 Annuity Income Unit Value ......................................    8
 Net Investment Factor ..........................................    9
 Misstatement of Age or Gender ..................................   10
 Evidence of Survival ...........................................   10
MATERIAL CONFLICTS ..............................................   10
FINANCIAL STATEMENTS ............................................   11
 Separate Account Financial Statements ..........................   11
 USL Financial Statements .......................................   11
 Index to Financial Statements ..................................   11

                               GENERAL INFORMATION

USL

         We are The United States Life Insurance Company in the City of New York ("USL"). USL is a stock life insurance company organized under the laws of the State of New York on February 25, 1850. USL is an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad. AIG American General is a marketing name of USL and its affiliates. The commitments under the Contracts are USL's, and AIG has no legal obligation to back those commitments.

         USL is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. USL's membership in IMSA applies only to USL and not its products.

Separate Account USL VA-R

         We hold the Mutual Fund shares in which any of your single premium payment is invested in the divisions of Separate Account USL VA-R. Separate Account USL VA-R is registered as a unit investment trust with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940. We created the Separate Account on August 8, 1997 under New York law.

         For record keeping and financial reporting purposes, Separate Account USL VA-R is divided into 62 separate "divisions," 51 of which are available under the Contracts offered by the Contract prospectus as variable "investment options." Three of these 51 divisions and the remaining 11 divisions are offered under other USL Contracts. We hold the Mutual Fund shares in which we invest your single premium payment for an investment option in the division that corresponds to that investment option.

         The assets in Separate Account USL VA-R are our property. The assets in the Separate Account may not be used to pay any liabilities of USL other than those arising from the Contracts. USL is obligated to pay all amounts under the Contracts due the Contract Owners. We act as custodian for the Separate Account's assets.

                                    SERVICES

         USL and American General Life Companies, LLC ("AGLC"), are parties to a services agreement. USL and AGLC are each indirect wholly-owned subsidiaries of AIG and therefore affiliates of one another. AGLC is a Delaware limited liability company established on August 30, 2002. Prior to that date, AGLC was a Delaware business trust. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under the services agreement, AGLC provides shared services to USL and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2003, 2002 and 2001, USL paid AGLC for these services $121,370,503, $97,878,454 and $36,228,293, respectively. Services provided in 2003 increased substantially over previous years.

                          DISTRIBUTION OF THE CONTRACTS

         American General Equity Services Corporation ("AGESC"), #1 Franklin Square, Springfield, Illinois 62713, a Delaware corporation and an affiliate of USL, is the principal underwriter and distributor of the Contracts for the Separate Account under a Distribution Agreement between AGESC and USL. AGESC also acts as principal underwriter for USL's other separate accounts and for the separate accounts of certain USL affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGESC, as the principal underwriter and distributor, is not paid any fees on the Contracts.

         The Contracts are offered on a continuous basis.

         Individuals who sell the Contracts will be licensed by State insurance authorities as agents of USL. The individuals will also be registered representatives of (1) broker-dealer firms that are affiliated with USL, or (2) other broker-dealer firms, which are not affiliated with USL. However, some individuals may be representatives of firms that are exempt from broker-dealer regulation.

         USL compensates broker-dealers that sell the Contracts according to one or more compensation schedules. The schedules provide for commissions of up to 4.0% of Premium Payments that Contract Owners make.

         USL has also agreed to pay certain broker-dealers an additional promotional allowance. This promotional allowance compensates these certain broker-dealers for additional training and promotional expenses incurred in the promotion and sale of the Contracts. None of these distribution expenses results in any additional charges under the Contracts that are not described in the Contract prospectus.

                             PERFORMANCE INFORMATION

         From time to time, we may quote performance information for the divisions of Separate Account USL VA-R in advertisements, sales literature, or reports to Contract Owners or prospective investors.

         We may quote performance information in any manner permitted under applicable law. We may, for example, present such information as a change in a hypothetical Contract Owner's Income Payments. We also may present the yield or total return of the division based on a hypothetical investment in a Contract. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the division or the Mutual Funds in which it invests. The performance information shown may reflect the deduction of one or more charges, such as the sales charge, and withdrawal charge. We also may present the yield or total return of the investment option in which a division invests.

         We may compare a division's performance to that of other variable annuity separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning and The Wall Street Journal. We also may advertise ratings of USL's financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

         Performance information for any division reflects the performance of a hypothetical Contract and is not illustrative of how actual investment performance would affect the benefits under your Contract. You should not consider such performance information to be an estimate or guarantee of future performance.

Performance Data

         The following tables show the past performance data for the Contracts. The first table shows the average annual total return calculations of the variable investment options. The first table includes all of the noninsurance charges: one-time contract charge, mortality and expense risk charge, administrative charge, premium tax charge, sales charge, and withdrawal charge.

         The second table shows the average annual total returns of the Funds underlying the variable investment options. The second table does not reflect any charges of the Separate Account or of the Contracts. If these charges were reflected, then the fund average annual total return calculations would be lower than what is currently shown.

         Average Annual Total Return Calculations. Each variable investment option may advertise its average annual total return. We calculate each variable investment option's average annual total return quotation under the following standard method:

         . We take a hypothetical $10,000 investment in each variable investment option on the first day of the period at the maximum offering price ("Initial Investment").

         . We calculate the ending redeemable value ("Redeemable Value") of that investment at the end of 1, 3, 5 and 10 year period. If the Average Annual Total Return for a variable investment option is not available for a stated period, we may show the Average Annual Total Return since the variable investment option inception. The Redeemable Value reflects the effect of the mortality and expense risk charge, the administrative charge, the sales charge and the withdrawal charge.

         .        We divide the Redeemable Value by the Initial Investment.

         . We take this quotient to the Nth root (N representing the number of years in the period), subtract 1 from the result, and express the result as a percentage.

         We do not show average annual total return quotations for the variable investment options because the Contracts were first offered in 2004. We will show average annual total return quotations when the data becomes available.

         Fund Performance Calculations. Each variable investment option may advertise the performance for the corresponding Fund in which it invests, based on the calculations described above, where all or a portion of the actual historical performance of the corresponding Fund in which the variable investment option invest may pre-date the effective date of the variable investment option being offered in the Contract.

         The table below provides the actual historical performance of the corresponding Fund in which each of these variable investment options invests. Unlike the previous table of variable investment option average annual total return calculations, the information in the table below does not reflect the charges and deductions of the Separate Account or of the Contracts. If these charges were reflected, then the fund average annual total return calculations would be lower than what is currently shown.

                        Fund Average Annual Total Returns
  without deduction of any applicable noninsurance or insurance-related charges
                           (through December 31, 2003)

                                                                                                                      Fund
                                                                                                     Since Fund    Inception
                       Fund                            1 year   3 years/1/  5 years/1/  10 years/1/  Inception/2/     Date
                       ----                            ------   -------     -------     --------     ---------        ----
AIM V.I. International Growth Fund - Class I            29.06%     (5.94)%     (1.03)%        4.97%           *    05/05/1993
AIM V.I. Premier Equity Fund - Class I                  25.08%     (8.63)%     (3.30)%        8.49%           *    05/05/1993
Alger American Leveraged AllCap Portfolio               34.72%     (9.20)%      0.04 %         N/A         15.76%  01/25/1995
   - Class O Shares
Alger American MidCap Growth Portfolio                  47.79%     (0.90)%      6.98 %       13.17%           *     05/3/1993
   - Class O Shares
American Century VP Inflation Protection Fund            5.61%       N/A         N/A           N/A          5.61%  12/31/2002
American Century VP Value Fund-Class I                  28.96%      8.31 %      8.29 %         N/A         10.89%  05/01/1996
Credit Suisse Small Cap Growth Portfolio                48.55%     (6.12)%      2.75 %         N/A          7.39%  06/30/1995
Dreyfus IP MidCap Stock Portfolio - Initial shares      31.72%      3.70 %      6.00 %         N/A          4.79   05/01/1998
Dreyfus VIF Developing Leaders Portfolio -              31.69%      0.00 %      6.89 %        9.84%           *    08/31/1990
  Initial shares
Dreyfus VIF Quality Bond Portfolio - Initial             4.94%      6.46 %      6.09 %        6.28%           *    08/31/1990
shares
Fidelity VIP Asset Manager(SM) Portfolio                17.66%      0.78 %      1.71 %        6.61%           *    09/06/1989
   - Service Class 2
Fidelity VIP Contrafund(R)Portfolio                     28.20%      0.48 %      3.25 %         N/A         13.82%  01/03/1995
   - Service Class 2
Fidelity VIP Equity-Income Portfolio                    30.03%      0.69 %      3.24 %       10.72%           *    10/09/1986
   - Service Class 2
Fidelity VIP Growth Portfolio - Service Class 2         32.54%     (8.79)      (1.55)         9.47%           *    10/09/1986
Fidelity VIP Mid Cap Portfolio - Service Class 2        38.25%      6.27 %     18.97 %         N/A         19.65%  12/28/1998
Franklin Templeton Foreign Securities Fund              32.21%     (3.29)%      1.70 %        6.60%           *    05/01/1992
   - Class 2
Franklin Templeton Mutual Shares Securities Fund        25.15%      5.71 %      8.73 %         N/A          9.02%  11/08/1996
   - Class 2

                        Fund Average Annual Total Returns
  without deduction of any applicable noninsurance or insurance-related charges
                           (through December 31, 2003)

                                                                                                                           Fund
                                                                                                         Since Fund      Inception
                       Fund                         1 year     3 years/1/    5 years/1/    10 years/1/   Inception/2/      Date
                       ----                         ------     -------       -------       --------      ---------         ----
Franklin Templeton Small Cap Value Securities        32.12%     10.91%        11.58%          N/A            5.39%       05/01/1998
   Fund - Class 2
Franklin Templeton U.S. Government Fund               2.21%      6.40%         5.82%         6.30%             *         03/14/1989
   - Class 2
Janus Aspen International Growth Portfolio -         34.53%     (8.55)%        2.86%          N/A           10.59%       05/02/1994
   Service Shares
Janus Aspen Mid-Cap Growth Portfolio - Service       34.76%    (16.36)%       (2.28)%        7.96%             *         09/13/1993
   Shares
Janus Aspen Worldwide Growth Portfolio - Service     23.68%    (10.74)%       (0.47)%        9.83%             *         09/13/1993
   Shares
JPMorgan Mid Cap Value Portfolio                     29.63%       N/A           N/A           N/A           18.04%       09/28/2001
JPMorgan Small Company Portfolio                     35.98%     (0.68)%       (4.64)%         N/A            9.96%       12/31/1994
Class
MFS(R) Capital Opportunities Series - Initial        27.39%    (11.83)%       (0.54)%         N/A            7.44%       08/14/1996
Class
MFS(R) Emerging Growth Series - Initial Class        30.23%    (16.90)%       (4.01)%         N/A            7.44%       07/24/1995
MFS(R) New Discovery Series - Initial Class          33.72%     (4.60)%        8.09%          N/A            7.52%       05/01/1998
MFS(R) Research Series - Initial Class               24.71%     (9.50)%       (2.64)%         N/A            6.91%       07/26/1995
Neuberger Berman AMT Mid-Cap Growth Portfolio        28.07%    (11.98)%       (0.58)%         N/A            7.76%       11/03/1997
Oppenheimer Global Securities Fund/VA                43.02%     (0.68)%       10.28%         9.97%             *         11/12/1990
Oppenheimer Multiple Strategies Fund/VA              24.96%      4.60%         6.37%         8.87%             *         02/09/1987
PIMCO VIT Real Return Portfolio-Admin. Class          8.84%     12.01%          N/A           N/A           11.79%       09/30/1999
PIMCO VIT Short-Term Portfolio-Admin. Class           2.05%      3.82%          N/A           N/A            4.52%       09/30/1999
PIMCO VIT Total Return Portfolio-Admin. Class         5.04%      7.48%         6.34%          N/A            6.71%       12/31/1997
Putnam VT Diversified Income Fund - Class IB         19.91%      9.59%         5.98%         5.71%             *         09/15/1993
Putnam VT Growth and Income Fund - Class IB          27.38%     (1.15)%        1.13%         9.67%             *         02/01/1988
Putnam VT International Growth and Income Fund       37.85%     (1.99)%        3.47%          N/A            6.69%       01/02/1997
   - Class IB
SunAmerica Aggressive Growth Portfolio - Class 1     28.57%    (12.88)%        0.68%          N/A            4.91%       06/03/1996

SunAmerica Balanced Portfolio - Class 1              15.07%     (5.36)%       (1.40)%         N/A            6.36%       06/03/1996

UIF Equity Growth Portfolio - Class I                24.93%     (8.54)%       (1.20)%         N/A            5.91%       01/02/1997
UIF High Yield Portfolio - Class I                   25.71%      3.65%         1.29%          N/A            3.46%       01/02/1997
VALIC Co. I International Equities Fund              29.64%     (6.34)%       (2.58)%         3.13%            *         10/02/1989
VALIC Co. I Mid Cap Index Fund                       35.12%      4.44%         8.82%        13.57%             *         10/01/1991
VALIC Co. I Money Market I Fund                       0.60%      1.83%         3.23%         4.08%             *         01/16/1986
VALIC Co. I Nasdaq-100(R)Index Fund                  49.28%    (14.62)%         N/A           N/A          (23.84)%      10/01/2000
VALIC Co. I Science & Technology Fund                51.47%    (18.93)%       (6.75)%         N/A            9.36%       04/29/1994
VALIC Co. I Small Cap Index Fund                     46.46%      5.76%         6.75%         9.13%             *         05/01/1992
VALIC Co. I Stock Index Fund                         28.20%     (4.42)%       (0.93)%       10.72%             *         04/20/1987
Van Kampen LIT Growth and Income Portfolio           28.03%      1.02%         6.81%          N/A           10.80%       12/23/1996
   - Class I
Vanguard VIF High Yield Bond Portfolio               16.87%      7.01%         4.31%          N/A            6.13%       06/03/1996
Vanguard VIF REIT Index Portfolio                    35.48%     16.30%          N/A           N/A           14.52%       02/09/1999

______________
/1/  "N/A" indicates data is not available for the stated period.

/2/ "*" indicates SEC rules that require us to show return information for no more than 10 years.

       VALIC Company I Money Market Investment Option Yield and Effective Yield Calculations. We calculate the VALIC Company I Money Market Investment Option's yield by a standard method that the SEC prescribes. Under that method, we base the current yield quotation on a seven day period and calculate that yield as follows:

    . We take the net change in the value of your single premium payment during the period.

    . We divide that net change by the value of your single premium payment at the beginning of the period to obtain the base period return.

    . We multiply the base period return by the fraction 365/7 to obtain the current yield figure.

    . We carry the current yield figure to the nearest one-hundredth of one percent.

    We do not include realized capital gains or losses and unrealized appreciation or depreciation of the Option's division in the calculation. The VALIC Company I Money Market Investment Option's historical yield for the seven day period ended December 31, 2003 was 0.06%.

    We determine the VALIC Company I Money Market Investment Option's effective yield by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return +1) raised to the power of (365/7) - 1. The VALIC Company I Money Market Investment Option's historical effective yield for the seven day period ended December 31, 2003 was 0.06%. Yield and effective yield do not reflect the deduction of any Separate Account or Contract charges.

    The yield and effective yield calculations above do not reflect the Daily charge (mortality and expense risk charge) or any other noninsurance or insurance-related charges and deductions of the Separate Account. If these charges had been reflected, then the yield and effective yield calculations would have been lower than what is currently shown.

                               CONTRACT PROVISIONS

Variable Income Payments

    A variable annuity is an annuity whose payments are not predetermined as to dollar amount and will vary in amount with the net investment results of the applicable divisions. When you pay your single premium payment, we calculate the number of Annuity Income Units associated with each Income Payment determined by our currently used rate factor and the Annuity Income Unit Values.

Annuity Income Unit Value

    The value of an Annuity Income Unit for each division was arbitrarily set initially at $100 for the Contracts. This was done when the first underlying Fund shares were purchased for the Contracts. The Annuity Income Unit Value at the end of any subsequent Valuation Period is determined by multiplying the division's Annuity Income Unit Value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

    (a) is the net investment factor (described below) for the Valuation Period for which the Annuity Income Unit Value is being determined; and

    (b) is the Assumed Investment Return for such Valuation Period.

    The Assumed Investment Return adjusts for the rate of return assumed in determining the first variable Income Payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the Assumed Investment Return rate.

Net Investment Factor

    The net investment factor is used to determine how investment results of a Fund and Contract fees and charges affect the Annuity Income Unit Value of the division from one Valuation Period to the next. The net investment factor for each division for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

    (a) is equal to:

        (i) the net asset value per share of the underlying Fund held in the division determined at the end of that Valuation Period, plus

        (ii) the per share amount of any dividend or capital gain distribution made by the underlying Fund held in the division if the "ex-dividend" date occurs during that same Valuation Period, plus or minus

        (iii) a per share charge or credit, which we determine, for changes in tax reserves resulting from investment operations of the division.

    (b) is equal to:

        (i) the net asset value per share of the underlying Fund held in the division determined as of the end of the prior Valuation Period, plus or minus

        (ii) the per share charge or credit for any change in tax reserves for the prior Valuation Period.

    (c) is equal to the mortality and expense risk charge rate and administrative charge rate for the Valuation Period.

    The net investment factor may be greater or less than the Assumed Investment Return. Therefore, the Annuity Income Unit Value may increase or decrease from Valuation Period to Valuation Period.

Misstatement of Age or Gender

    We will require proof of the age and gender of the Annuitant before making any Income Payment provided for by the Contract. If the age or gender of the Annuitant has been misstated, we will compute the amount payable based on the correct age and gender. If Income Payments have begun, any underpayment that may have been made will be paid in full with the next Income Payments, including interest at the annual rate of 3%. Any overpayments, including interest at the annual rate of 3% will be deducted from future annuity payments until we are repaid in full.

Evidence of Survival

    If a Contract provision requires that a person be alive, we may require due proof that the person is alive before we act under that provision.

                               MATERIAL CONFLICTS

    We are required to track events to identify any material conflicts from using underlying Funds for both variable life and variable annuity separate accounts. The boards of the Funds, USL, and other insurance companies participating in the Funds have this same duty. There may be a material conflict if:

    .   state insurance law or federal income tax law changes;

    .   investment management of an underlying Fund changes; or

    . voting instructions given by owners of variable life insurance contracts and variable annuity contracts differ.

    If there is a material conflict, we have the duty to determine appropriate action, including removing the underlying Funds involved from investment by our variable investment options. We may take other action to protect Contract Owners. This could mean delays or interruptions of the variable operations.

    When state insurance regulatory authorities require us, we may ignore instructions relating to changes in an underlying Fund's adviser or its investment policies. If we do ignore voting instructions, we give you a summary of our actions in the next semi-annual report to Contract Owners.

    Under the Investment Company Act of 1940, we must get your approval for certain actions involving our Separate Account. In this case, you have one vote for every $100 of value you have in the variable investment options. We cast votes credited to amounts in the variable investment options not credited to Contracts in the same proportion as votes cast by Contract Owners.

                              FINANCIAL STATEMENTS

    In 2002, due to AIG's acquisition of USL and its affiliated companies, USL changed its independent auditor from Ernst & Young LLP ("E&Y") located at 1401 McKinney Street, Suite 1200, 5 Houston Center, Houston, Texas 77010 and 787 Seventh Avenue, New York, New York 10019 to PricewaterhouseCoopers LLP ("PWC") located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002-5678. AIG has been using PWC as its corporate-wide auditing firm.

Separate Account Financial Statements

    We have not included any Separate Account financial statements in this SAI because as of the date of this SAI, none of the assets of the Separate Account were attributable to the Contracts.

USL Financial Statements

    The balance sheets of USL at December 31, 2003 and 2002 and the related statements of income, shareholder's equity, cash flows and comprehensive income for the two years ended December 31, 2003, appearing herein, have been audited by PWC, independent auditors, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

    This SAI does not contain any financial statements of USL for 2001. Due to the merger of North Central Life Insurance Company into USL effective December 31, 2003 (see Note 1 to the USL Financial Statements), it was determined that the preparation of restated 2001 financial statements of USL giving effect to the merger, as required by GAAP, was impracticable. Accordingly, the SEC staff has granted us a waiver from the requirement to present the 2001 amounts in this filing.

Index to Financial Statements

USL 2003 Consolidated Financial Statements                                                      Page
                                                                                                ----

You should consider the financial statements of USL that we include in this SAI primarily as bearing on the ability of USL to meet its obligations under the Contracts.

Report of PricewaterhouseCoopers LLP, Independent Auditors ..................................   F - 1
Balance Sheets as of December 31, 2003 and 2002 .............................................   F - 2
Statements of Income for the years ended December 31, 2003 and 2002 .........................   F - 4
Statements of Shareholder's Equity for the years ended December 31, 2003 and 2002 ...........   F - 5
Statements of Cash Flows for the years ended December 31, 2003 and 2002 .....................   F - 6
Statements of Comprehensive Income for the years ended December 31, 2003 and 2002 ...........   F - 7
Notes to Consolidated Financial Statements ..................................................   F - 8

                              Financial Statements

        The United States Life Insurance Company in the City of New York

                     Years ended December 31, 2003 and 2002

        The United States Life Insurance Company in the City of New York

                              Financial Statements

                                    Contents

Report of Independent Auditors ...........................................   F-1

Audited Financial Statements

Balance Sheets ...........................................................   F-2
Statements of Income .....................................................   F-4
Statements of Shareholder's Equity .......................................   F-5
Statements of Cash Flows .................................................   F-6
Statements of Comprehensive Income .......................................   F-7
Notes to Financial Statements ............................................   F-8

[LOGO OF PRICEWATERHOUSECOOPERS LLP]

================================================================================

                                                      PricewaterhouseCoopers LLP
                                                      Suite 2900
                                                      1201 Louisiana St.
                                                      Houston TX 77002-5678
                                                      Telephone (713) 356 4000

                         Report of Independent Auditors

To the Stockholder and Board of Directors of The United States Life Insurance Company in the City of New York:

In our opinion, the accompanying balance sheets as of December 31, 2003 and 2002 and the related statements of income, shareholder's equity, cash flows and comprehensive income, present fairly, in all material respects, the financial position of The United States Life Insurance Company in the City of New York (an indirect, wholly-owned subsidiary of American International Group, Inc.) at December 31, 2003 and 2002 and the results of its operations and its cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP
------------------------------


Houston, Texas
April 14, 2004

        The United States Life Insurance Company in the City of New York

                                 Balance Sheets

                                                                         December 31
                                                                   -----------------------
                                                                      2003         2002
                                                                   -----------------------
                                                                        (In Thousands)

Assets
Investments:
   Fixed maturity securities, available for sale, at fair value
      (amortized cost $2,675,666 in 2003 and $2,584,937 in 2002)   $2,868,359   $2,752,756
   Equity securities, available for sale, at fair value (cost -
      $3,225 in 2003 and  $2,742 in 2002)                               4,040        2,684
   Mortgage loans on real estate, net of allowance ($598 in 2003
       and 2002)                                                      141,557      130,954
   Policy loans                                                       193,213      190,468
   Other long-term investments                                         18,433       24,573
   Short-term investments, at cost (approximates market value)          3,876      133,953
                                                                   -----------------------
Total investments                                                   3,229,478    3,235,388

Cash                                                                   24,385       14,634
Note receivable - affiliate                                           122,000      122,000
Indebtedness from affiliates                                               --        1,244
Accrued investment income                                              44,236       44,376
Accounts and premiums receivable                                      181,154       93,200
Reinsurance recoverable - paid losses                                  18,674       18,974
Reinsurance recoverable - unpaid losses                               961,795      859,699
Deferred policy acquisition costs                                     179,585      183,383
Property and equipment                                                  2,267        3,306
Assets held in separate accounts                                        2,729        1,994
Other assets                                                           28,027       29,847
                                                                   -----------------------
Total assets                                                       $4,794,330   $4,608,045
                                                                   =======================

See accompanying notes.

    The United States Life Insurance Company in the City of New York

                             Balance Sheets

                                                                    December 31
                                                              -----------------------
                                                                 2003         2002
                                                              -----------------------
                                                                   (In Thousands)

Liabilities and shareholder's equity
Liabilities:
   Policyholders' contract deposits                           $1,987,333   $1,892,571
   Future policy benefits for life and accident and health
      insurance contracts                                      1,256,519    1,241,267
   Reserve for unearned premiums                                 231,998      241,222
   Policy and contract claims                                    204,879      143,062
   Income taxes payable
      Current                                                     (1,536)       6,653
      Deferred                                                     8,800        6,306
   Indebtedness to affiliates                                     18,523       11,347
   Reinsurance payable                                           113,145       81,486
   Liabilities held in separate accounts                           2,729        1,994
   Other liabilities                                             205,090      292,742
                                                              -----------------------
Total liabilities                                              4,027,480    3,918,650
                                                              -----------------------

Shareholder's equity:
   Common stock, $2 par value, 1,980,658 shares authorized,
      issued, and outstanding                                      3,961        3,961
   Additional paid-in capital                                    142,496      142,496
   Accumulated other comprehensive income                         79,276       60,524
   Retained earnings                                             541,117      482,414
                                                              -----------------------
Total shareholder's equity                                       766,850      689,395
                                                              -----------------------
Total liabilities and shareholder's equity                    $4,794,330   $4,608,045
                                                              =======================

See accompanying notes.

        The United States Life Insurance Company in the City of New York

                              Statements of Income

                                                          Year ended December 31
                                                          ----------------------
                                                             2003        2002
                                                          ----------------------
                                                               (in Thousands)

Revenues:
   Premiums and other considerations                        $288,077   $294,484
   Net investment income                                     229,063    225,463
   Net realized investment gains (losses)                        554    (20,986)
   Other                                                      14,397     11,319
                                                            -------------------
Total revenues                                               532,091    510,280
                                                            -------------------

Benefits and expenses:
   Death and other benefits                                  198,887    184,138
   Interest credited                                          94,046     96,894
   Operating costs and expenses                              154,854    151,926
                                                            -------------------
Total benefits and expenses                                  447,787    432,958
                                                            -------------------

Income before income taxes                                    84,304     77,322
Income taxes:
   Current                                                    33,217     21,319
   Deferred                                                   (7,616)     3,474
                                                            -------------------
Total income taxes                                            25,601     24,793
                                                            -------------------

Net income                                                  $ 58,703   $ 52,529
                                                            ===================

See accompanying notes.

        The United States Life Insurance Company in the City of New York

                       Statements of Shareholder's Equity

                                                            Year ended December
                                                           --------------------
                                                             2003        2002
                                                           --------------------
                                                               (In Thousands)

Common stock:
   Balance at beginning of year                            $  3,961   $   3,961
   Change during year                                            --          --
                                                           --------------------
   Balance at end of year                                     3,961       3,961
                                                           --------------------

Additional paid-in capital:
   Balance at beginning of year                             142,496     142,496
   Change during year                                            --          --
                                                           --------------------
   Balance at end of year                                   142,496     142,496
                                                           --------------------

Accumulated other comprehensive income:
   Balance at beginning of year                              60,524      15,801
   Change during year                                        18,752      44,723
                                                           --------------------
   Balance at end of year                                    79,276      60,524
                                                           --------------------

Retained earnings:
   Balance at beginning of year                             482,414     539,785
   Net income                                                58,703      52,529
   Dividends paid                                                --    (109,900)
                                                           --------------------
   Balance at end of year                                   541,117     482,414
                                                           --------------------
Total shareholder's equity                                 $766,850   $ 689,395
                                                           ====================

See accompanying notes.

        The United States Life Insurance Company in the City of New York

                            Statements of Cash Flows

                                                          Year ended December
                                                      -------------------------
                                                          2003          2002
                                                      -------------------------
                                                            (In Thousands)

Operating activities
Net income                                            $    58,703   $    52,529
Adjustments to reconcile net income to net cash
   (used in) provided by operating activities:
      Change in accounts and premiums receivable          (87,954)      (40,747)
      Change in future policy benefits and other
         policyholders' funds                             (17,803)       (3,474)
      Amortization of policy acquisition costs             63,359        64,908
      Policy acquisition costs deferred                   (52,871)      (45,848)
      Provision for deferred income tax expense            (7,616)        3,474
      Depreciation                                          1,038           835
      Amortization                                        (11,170)      (12,372)
      Change in indebtedness to/from affiliates             8,420         7,795
      Change in reinsurance balances                      (70,137)      (74,030)
      Net (gain) loss on sale of investments                 (554)       20,986
      Other, net                                          (31,183)       39,044
                                                      -------------------------
Net cash (used in) provided by operating activities      (147,768)       13,100
                                                      -------------------------

Investing activities
Purchases of investments and loans made                (2,721,902)   (2,773,869)
Sales of investments and receipts from repayment of
   loans                                                2,538,299     2,425,987
Cost of fixed maturities, matured or redeemed             224,051       330,371
Sales and purchases of property, equipment, and
   software, net                                               --          (108)
                                                      -------------------------
Net cash provided by (used in) investing activities        40,448       (17,619)
                                                      -------------------------

Financing activities
Policyholder account deposits                             204,112       230,097
Policyholder account withdrawals                          (87,041)     (115,136)
Dividends paid                                                 --      (109,900)
                                                      -------------------------
Net cash provided by financing activities                 117,071         5,061
                                                      -------------------------

Increase in cash                                            9,751           542
Cash at beginning of year                                  14,634        14,092
                                                      -------------------------
Cash at end of year                                   $    24,385   $    14,634
                                                      =========================

See accompanying notes.

        The United States Life Insurance Company in the City of New York

                       Statements of Comprehensive Income

                                                            Year ended December
                                                            -------------------
                                                              2003       2002
                                                            -------------------
                                                              (In Thousands)

Net income                                                  $ 58,703   $ 52,529
                                                            -------------------
Other comprehensive income:

   Gross change in unrealized gains on investments            33,026     91,524
   Reclassification adjustment for amounts included
      in net income                                           (4,162)   (22,718)
   Deferred income tax expense on above changes              (10,112)   (24,083)
                                                            -------------------

   Other comprehensive income                                 18,752     44,723
                                                            -------------------

Comprehensive income                                        $ 77,455   $ 97,252
                                                            ===================

See accompanying notes.

        The United States Life Insurance Company in the City of New York

                          Notes to Financial Statements

1. Nature of Operations

The United States Life Insurance Company in the City of New York (the "Company") is a wholly-owned subsidiary of AGC Life Insurance Company ("AGC Life" or the "Parent"), and its ultimate parent is American International Group, Inc. ("AIG").

Effective December 31, 2002, American General Life Insurance Company of New York ("AG New York"), an affiliated entity, merged with and into the Company. Effective December 31, 2003, North Central Life Insurance Company ("NCL"), an affiliated entity, merged with and into the Company. These mergers have been accounted for at historical cost in a manner similar to a pooling of interests business combination. Accordingly, the accompanying financial statements as of, and for the years ended, December 31, 2003 and 2002, reflect the financial position, operating results and cash flows of the merged entities.

The Company offers a broad portfolio of individual life and annuity products as well as group and credit insurance. The individual life and annuity products include universal life, variable universal life, level term, whole life and interest sensitive whole life as well as fixed and variable annuities. These individual and annuity products are sold primarily to affluent markets, generally through independent general agencies and producers as well as financial institutions. The Company also provides products for preferred international markets and other target markets through lower cost distribution channels.

Group insurance products include group life, accidental death & dismemberment ("AD&D"), dental, vision and disability coverage and are sold through independent general agents and producers as well as third party administrators. These products are marketed nationwide to employers, professional and affinity associations.

2. Accounting Policies

2.1 Preparation of Financial Statements

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. These estimates and assumptions are particularly significant with respect to investments, deferred policy acquisition costs and future policy benefits. Ultimate results could differ from those estimates.

        The United States Life Insurance Company in the City of New York

2.1 Preparation of Financial Statements (continued)

The consolidated financial statements include the accounts of the Company and NCL after the elimination of significant inter-company transactions. Certain items in the prior year financial statements have been reclassified to conform to the current year presentation. The reclassifications have no effect on the Company's shareholder's equity or net income.

2.2 Insurance and Investment Contracts

The insurance contracts accounted for in these financial statements include both long-duration and short-duration contracts.

Long-duration contracts include traditional whole life, endowment, guaranteed renewable term life, universal life, limited payment, and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year.

Short-duration contracts include group major medical, dental, term life, AD&D, excess major medical, hospital indemnity and long-term and short-term disability policies. Short-term contracts generally require the performance of various functions and services over a period of one year or less.

The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

2.3 Investments

Fixed Maturity and Equity Securities

All fixed maturity and equity securities were classified as available-for-sale and recorded at fair value at December 31, 2003 and 2002. Unrealized gains and losses are recorded in shareholder's equity as accumulated other comprehensive income. If the fair value of a security classified as available-for-sale declines below its amortized cost and this decline is considered to be other than temporary, the security is reduced to its fair value, and the reduction is recorded as a realized loss.

        The United States Life Insurance Company in the City of New York

2.3 Investments (continued)

Short-Term Investments

Short-term investments consist of money market instruments and are carried at cost, which approximates fair value.

Policy Loans

Policy loans are reported at the unpaid principal balance. There is no allowance for policy loans, as these loans serve to reduce the death benefits paid when the death claim is made, and the balances are effectively collateralized by the cash surrender value of the policy.

Mortgage Loans

Mortgage loans are reported at the unpaid principal balance, net of unamortized loan origination fees and costs and an allowance for losses. The allowance for losses covers all non-performing loans and loans for which management has a concern based on its assessment of risk factors, such as potential non-payment or non-monetary default. The allowance is based on a loan-specific review and a formula that reflects past results and current trends.

Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are considered to be collateral dependent and are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

Other Long-Term Investments

Other long-term investments consist of limited partnerships. The Company records partnerships in which it holds greater than a 5% interest at their equity value. If the Company's interest is 5% or less, the investment is recorded at cost.

Investment Income

Interest income is generally recorded when earned. Premiums and discounts arising from the purchase of certain mortgage and asset-backed securities are amortized into investment income over the estimated remaining term of the securities, adjusted for anticipated prepayments. The prospective method is used to account for the impact on investment income of changes in the estimated future cash for these securities. Premiums and discounts on other fixed maturity securities are amortized using the interest method over the remaining

        The United States Life Insurance Company in the City of New York

2.3 Investments (continued)

term of the security. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

Income on mortgage-backed securities is recognized using a constant effective yield based on estimated prepayments of the underlying mortgages. If actual prepayments differ from estimated prepayments, a new effective yield is calculated and the net investment in the security is adjusted accordingly. The adjustment is recognized in net investment income.

In January 2001, the Emerging Issues Task Force ("EITF") of the FASB issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Interests in Securitized Financial Assets ("EITF 99-20"). This pronouncement changed the accounting requirements for interests in many asset-backed securities and residential mortgage backed securities. EITF 99-20 requires that interest income on securities within its scope be recognized prospectively, with changes in expected future cash flows reflected in reported yields going forward. In addition, if cash flows are expected to decrease, EITF 99-20 may require investors to recognize impairment losses.

Realized Investment Gains

Realized investment gains (losses) are recognized using the specific-identification method and reported in net realized investment gains (losses). Where declines in values of securities below cost or amortized cost are considered to be other than temporary, a charge is reflected in income as a realized loss for the difference between cost or amortized cost and estimated net fair value.

The Company regularly reviews its investments for possible impairment based on criteria including economic conditions, market prices, past experienced and other issuer-specific developments among other factors. If there is a decline in a security's net realizable value, a determination is made as to whether that decline is temporary or other than temporary. If it is believed that a decline in the value of a particular investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income. If it is believed that the decline is other than temporary, the Company writes down the carrying value of the investment and records a realized loss in the statement of income.

2.4 Cash

Cash includes currency on hand and demand deposits with banks or other financial institutions. Short term investments are not treated as cash equivalents in the statement of cash flows, as purchases and sales of all short term investments are part of the investing activities of the Company.

        The United States Life Insurance Company in the City of New York

2.5 Deferred Policy Acquisition Costs ("DPAC")

Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC.

DPAC associated with individual, interest-sensitive life contracts is charged to expense in relation to the estimated gross profits of those contracts. DPAC associated with insurance investment contracts is effectively charged off over the period ending one year beyond the surrender charge period. DPAC associated with other individual insurance contracts and all group business is charged to expense over the premium-paying period or as the premiums are earned over the life of the contracts.

DPAC associated with interest-sensitive life contracts is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income within shareholder's equity.

The Company reviews the carrying amount of DPAC on at least an annual basis. Management considers estimated future gross profits or future premiums, future lapse rates, expected mortality/morbidity, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable.

2.6 Premium Recognition

Premiums for traditional life insurance are recognized when due. Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DPAC (see Note 2.5).

Premiums for group business are earned over the contract term. The portion of group premiums that is not earned at the end of a reporting period is recorded as unearned premium. The Company estimates and accrues group premiums due but not yet collected.

2.7 Policy and Contract Claim Reserves

The Company's insurance and annuity liabilities relate to both long-duration and short-duration contracts. The contracts normally cannot be changed or canceled by the Company during the contract period.

        The United States Life Insurance Company in the City of New York

2.7 Policy and Contract Claim Reserves (continued)

For long-duration contracts reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other long-duration contracts are based on estimates of the cost of future policy benefits. Reserves are determined using the net level premium method. Interest assumptions used to compute reserves ranged from 2.25% to 11.25% at December 31, 2003.

Short-duration contracts are rated based on attained age and are guaranteed issue and thus not subject to the normal wear-off mortality/morbidity patterns. No policy reserves other than unearned premium reserves are held. The unearned premium reserve is based on gross premium and is calculated on a pro rata basis.

Incurred but not reported claim reserves for accident and health business are based upon historical patterns demonstrated through run-out studies. Reserves for open long-term disability claims are based on the 1985 Commissioner Disability Tables, modified for company experience. The interest rate assumption varies by year of incurral, but the average approximates 6.4%.

Waiver of premium reserves for life insurance are based on the 1970 Krieger table at 3% interest.

2.8 Reinsurance

Recoverables are recorded for the portion of benefits paid and insurance liabilities that have been reinsured. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies. Premiums ceded and currently due to reinsurers are recorded as reinsurance balances payable.

2.9 Participating Policy Contracts

The portion of earnings allocated to participating policyholders that cannot be expected to inure to shareholders is excluded from net income and shareholder's equity. Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $4.1 million and $3.7 million in 2003 and 2002, respectively.

        The United States Life Insurance Company in the City of New York

2.10 Income Taxes

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. The Company has not recorded any valuation allowances as of December 31, 2003 or December 31, 2002.

2.11 Derivatives

In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). In June 2000, FASB issued Statement of Financial Accounting Standards No. 138 "Accounting for Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133" ("FAS 138").

Together, these Statements require the Company to recognize all derivatives in the balance sheet at fair value. The financial statement recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction. On the date the derivative contract is entered into, the Company designates the derivative as a fair value hedge or a cash flow hedge. It is a fair value hedge if it hedges subsequent changes in the fair value of a recognized asset or liability or of an unrecognized firm commitment ("fair value" hedge). It is a cash flow hedge if it hedges a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge). The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a fair value hedge is recorded in current period earnings, along with the loss or gains on the hedged item attributed to the hedged risk. The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a cash flow hedge is recorded in other comprehensive income until earnings are affected by the variability of cash flows.

The Company documents all relationships between hedging instruments and hedged items, as well as its risk-management objectives and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as hedges to specific assets or liabilities on the balance sheet, or specific firm commitments. The Company also assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives used in hedging transactions are highly effective in offsetting changes in fair values of hedged items.

        The United States Life Insurance Company in the City of New York

2.11 Derivatives (continued)

During 2003 and 2002, there were no hedges that were discontinued or otherwise no longer qualify as hedges under FAS 133 and FAS 138. With respect to fair value hedges, hedge ineffectiveness was insignificant during 2003 and 2002.

2.12 Changes in Accounting and Reporting Standards

In November 2002, FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN45"). FIN45 requires that, for guarantees within its scope that are issued or amended after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee be established and recognized through earnings. The adoption of FIN45 did not have any impact on the Company's results of operations or financial condition.

In January 2003, FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN46"). FIN46 changes the method of determining whether certain entities should be consolidated in the Company's financial statements. An entity is subject to FIN46 and is called a Variable Interest Entity ("VIE") if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity. A VIE is consolidated by its primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both. All other entities not considered VIEs are evaluated for consolidation under existing guidance. In December 2003, the FASB issued a revision to Interpretation No. 46 ("FIN46R"). The provisions of FIN46R are to be applied immediately to VIEs created after January 31, 2003, and to VIEs in which the Company obtains an interest after that date. For VIEs in which the Company holds a variable interest that it acquired before February 1, 2003, FIN46R was applied as of December 31, 2003. For any VIEs that must be consolidated under FIN46R that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. The adoption of FIN46R did not have any impact on the Company's results of operations or financial condition.

In April 2003, the Derivatives Implementation Group of the FASB cleared Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments" ("DIG B36"). DIG B36 was

        The United States Life Insurance Company in the City of New York

2.12 Changes in Accounting and Reporting Standards

effective for the Company beginning October 1, 2003. DIG B36 concludes that certain reinsurance arrangements and debt instruments contain embedded derivatives requiring bifurcation due to the incorporation of credit risk exposures that are not clearly and closely related to the creditworthiness of the obligor. The application of the provisions of DIG B36 did not have a material effect on the Company's results of operations or its financial position.

In July 2003, the American Institute of Certified Public Accountants (AICPA) issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). This statement is effective as of January 1, 2004. Under SOP 03-1, variable annuity assets held in separate accounts will continue to be measured at fair value and reported in summary total on the Company's financial statements, with an equivalent summary total reported for related liabilities, if the separate account arrangement meets certain specified conditions. Assets underlying the Company's interest in a separate account (separate account seed money) do not qualify for separate account accounting and reporting. The Company will be required to "look through" the separate account for the purposes of accounting for its interest therein, and account for and classify separate account seed money based on its nature as if the assets of the separate account underlying the Company's interest were held directly by the general account rather than through the separate account structure. The adoption of SOP 03-1 will not have a material impact on the Company's separate accounts or separate account seed money.

In addition, SOP 03-1 will require the Company to recognize a liability for guaranteed minimum death benefits and modify certain disclosures and financial statement presentations for these benefits. Management currently expects the after tax one-time cumulative accounting change upon adoption to be immaterial and will be recorded in the first quarter of 2004.

2.13 Separate Account Business

Separate Accounts are assets and liabilities associated with variable universal life and variable annuities for which the investment risk lies solely with the contract holder. Therefore, the Company's liability for these accounts equals the value of the account assets. Investment income, realized investment gains, and deposits and withdrawals related to Separate Accounts are excluded from the Company's financial statements. The assets of each account are legally segregated and are not subject to claims that arise out of the Company's other business. Assets held in Separate Accounts are primarily shares in mutual funds, which are carried at fair value.

        The United States Life Insurance Company in the City of New York

3. Investments

3.1 Investment Income

Investment income by type of investment was as follows:

                                                              2003       2002
                                                            -------------------
                                                                (In Thousands)

Investment income:
   Fixed maturities                                         $200,784   $200,492
   Equity securities                                           2,277        159
   Mortgage loans on real estate                              10,475     10,090
   Policy loans                                               13,344     12,525
   Other long-term investments                                 1,430        (26)
   Short-term investments                                      2,092      3,474
   Investment income from affiliates                           2,132      2,847
                                                            -------------------
Gross investment income                                      232,534    229,561
Investment expenses                                            3,471      4,098
                                                            -------------------
Net investment income                                       $229,063   $225,463
                                                            ===================

3.2 Investment Gains and Losses

The net realized gains (losses) by type of investment are summarized below:

                                                              2003       2002
                                                            -------------------
                                                               (In Thousands)

Realized gains (losses) on investments:
Fixed maturities:
   Gross gains                                              $ 31,752   $ 20,653
   Gross losses                                              (26,565)   (36,370)
   DPAC                                                           --     (4,375)
                                                            -------------------
Total fixed maturities                                         5,187    (20,092)
Other investments                                             (4,633)      (894)
                                                            -------------------
Net realized investment gains (losses)                      $    554   $(20,986)
                                                            ===================

During 2003 and 2002, the Company's realized losses included write-downs of $17.0 million and $19.9 million, respectively, for certain available for sale fixed maturity investments that experienced declines deemed to be other than temporary. Additionally, in 2003, the Company's realized losses included write-downs of $4.6 million related to other than temporary declines in other long term investments.

        The United States Life Insurance Company in the City of New York

3.2 Investment Gains and Losses (continued)

The following table summarizes the gross unrealized losses and cost on investment securities, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized position, at December 31, 2003:

                       Less than 12 Months     12 Months or More             Total
                       -------------------------------------------------------------------
                       Fair     Unrealized    Fair      Unrealized    Fair      Unrealized
    (In Thousands)     Value      Losses      Value       Losses      Value       Losses
                       -------------------------------------------------------------------
December 31, 2003
   Fixed Maturities    $2,448       $8       $516,786     $24,618    $519,234     $24,626
   Equity Securities       --       --             11           9          11           9
   Other Long Term
   Investments             --       --         11,960       2,896      11,960       2,896
                       -------------------------------------------------------------------
   Total               $2,448       $8       $528,757     $27,523    $531,205     $27,531
                       ===================================================================

The determination that a security has incurred an other than temporary decline in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments.

        The United States Life Insurance Company in the City of New York

3.3 Fixed Maturity and Equity Securities

All fixed maturity and equity securities are classified as available-for-sale and reported at fair value. Amortized cost and fair value at December 31, 2003 and 2002 were as follows:

                                                      Gross        Gross
                                       Amortized   Unrealized   Unrealized      Fair
                                         Cost         Gain         Loss         Value
                                      -------------------------------------------------
                                                        (In Thousands)

December 31, 2003
Fixed maturity securities:
   Corporate securities:
      Investment-grade                $2,013,162    $174,118     $(14,821)   $2,172,459
      Below investment-grade             206,555      17,142       (8,909)      214,788
   Mortgage-backed securities*           353,067      16,140         (864)      368,343
   U.S. government obligations            62,551       5,383          (10)       67,924
   Foreign governments                    24,319       2,405           --        26,724
   State and political subdivisions       16,012       2,131          (22)       18,121
                                      -------------------------------------------------
Total fixed maturity securities       $2,675,666    $217,319     $(24,626)   $2,868,359
                                      =================================================
Equity securities                     $    3,225    $    824     $     (9)   $    4,040
                                      =================================================

                                                      Gross        Gross
                                      Amortized    Unrealized   Unrealized      Fair
                                         Cost         Gain         Loss         Value
                                      -------------------------------------------------
                                                      (In Thousands)

December 31, 2002
Fixed maturity securities:
   Corporate securities:
      Investment-grade                $1,518,970    $140,175     $(22,674)   $1,636,471
      Below investment-grade             407,680      21,962      (28,749)      400,893
   Mortgage-backed securities*           471,858      36,387       (1,697)      506,548
   U.S. government obligations           157,618      18,571           --       176,189
   Foreign governments                    20,479       2,009           --        22,488
   State and political subdivisions        8,332       1,835           --        10,167
                                      =================================================
Total fixed maturity securities       $2,584,937    $220,939     $(53,120)   $2,752,756
                                      =================================================
Equity securities                     $    2,742    $     55     $   (113)   $    2,684
                                      =================================================

* Primarily include pass-through securities guaranteed by the U.S. government and government agencies for both December 31, 2003 and 2002.

        The United States Life Insurance Company in the City of New York

3.3 Fixed Maturity and Equity Securities (continued)

Net unrealized gains (losses) on securities included in accumulated comprehensive income in shareholder's equity at December 31 were as follows:

                                                              2003       2002
                                                            -------------------
                                                               (In Thousands)

Gross unrealized gains                                      $218,143   $220,994
Gross unrealized losses                                      (27,531)   (53,233)
DPAC and other fair value adjustments                        (68,633)   (74,646)
Deferred federal income taxes                                (42,703)   (32,591)
                                                            -------------------
Net unrealized gains on securities                          $ 79,276   $ 60,524
                                                            ===================

The contractual maturities of fixed maturity securities at December 31, 2003 were as follows:

                                                                  2003
                                                         -----------------------
                                                          Amortized     Market
                                                            Cost         Value
                                                         -----------------------
                                                              (In Thousands)

Fixed maturity securities,
   excluding mortgage-backed securities:
      Due in one year or less                            $   67,630   $   68,590
      Due after one year through five years                 234,279      252,997
      Due after five years through ten years                675,671      745,530
      Due after ten years                                 1,328,680    1,415,664
Mortgage-backed securities                                  369,406      385,578
                                                         -----------------------
Total fixed maturity securities                          $2,675,666   $2,868,359
                                                         =======================

        The United States Life Insurance Company in the City of New York

3.3 Fixed Maturity and Equity Securities (continued)

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity. Proceeds from sales of fixed maturities were $1.04 billion and $1.12 billion during 2003 and 2002, respectively.

3.4 Collateralized Mortgage Obligations (CMOs)

CMOs are primarily U.S. Government and Government agency backed and triple A-rated securities. The Company's CMO investments, which had an aggregate market value of $204 million as of December 31, 2003, are included in mortgage-backed securities. These investments are readily marketable, and the Company did not hold any derivative (high risk) CMO securities as of December 31, 2003 or 2002.

At December 31, 2003, the gross weighted average coupon of the CMO portfolio was 5.96%, and the gross weighted average remaining life was approximately 25.6 years.

3.5 Non-Income Producing Assets

The amount of non-income producing assets was insignificant.

3.6 Investments Greater Than 10% of Shareholder's Equity

There were no individual investment securities in which the market value exceeded 10% of the Company's total shareholder's equity as of December 31, 2003, other than the Senior Promissory Note from American General Corporation of $117 million as reported in Note 7.

        The United States Life Insurance Company in the City of New York

4. Deferred Policy Acquisition Costs

The balance of DPAC at December 31 and the components of the change in the balance for the years then ended were as follows:

                                                              2003       2002
                                                            -------------------
                                                               (In Thousands)

Balance at January 1                                        $183,383   $239,301
Capitalization                                                52,871     45,848
Amortization                                                 (63,359)   (64,908)
Effect of unrealized gains and losses
   on securities                                               6,813    (32,483)
Effect of realized gains and losses                             (123)    (4,375)
                                                            -------------------
Balance at December 31                                      $179,585   $183,383
                                                            ===================

5. Policyholder Contract Deposits and Future Policy Benefits

The analysis of the future policy benefits and policyholder contract deposits at December 31, 2003 and 2002 follows (in thousands):

                                                            2003         2002
                                                         -----------------------
                                                              (In Thousands)

Policyholder contract deposits:
Annuities                                                $  377,385   $  358,439
Universal life                                            1,441,429    1,384,651
Other investment contracts                                  168,519      149,481
                                                         -----------------------
                                                         $1,987,333   $1,892,571
                                                         =======================

                                                            2003         2002
                                                         -----------------------
                                                              (In Thousands)

Future policy benefits:
Ordinary life                                            $  483,936   $  485,082
Group life                                                   78,936       82,117
Life contingent annuities                                   193,521      220,919
Accident and health                                         500,126      453,149
                                                         -----------------------
                                                         $1,256,519   $1,241,267
                                                         =======================

        The United States Life Insurance Company in the City of New York

(b) The liability for policyholder contract deposits has been established based on the following assumptions:

     (i) Interest rates credited on deferred annuities, which vary by territory and year of issuance, range from 3.00% to 5.20%. Current declared interest rates are generally guaranteed to remain in effect for a period of one year though some are guaranteed for longer periods. Withdrawal charges generally range from zero to 6% grading to zero over a period of 6 to 7 years.

     (ii) Interest rates on corporate-owned life insurance business are guaranteed at 4.00% and the weighted average rate credited in 2003 was 4.25%.

     (iii)The universal life funds, exclusive of corporate-owned life insurance business, have credited interest rates of 4.5% to 5.6% and guarantees ranging from 3.5% to 4.5% depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 18.6% of the fund balance and grade to 0% over a period not longer than 19 years.

(c) The liability for future policy benefits has been established based upon the following assumptions:

Interest rates on immediate annuities, which vary by year of issuance and products, range from 2.25% to 11.25%.

Mortality and surrender rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate for individual life, including surrenders, approximated 8.4%.

        The United States Life Insurance Company in the City of New York

6. Federal Income Taxes

6.1 Tax Liabilities

Income tax liabilities were as follows:

                                                                  December 31
                                                               -----------------
                                                                 2003      2002
                                                               -----------------
                                                                 (In Thousands)

Current tax (receivables) liabilities                          $(1,536)  $ 6,653
Deferred tax liabilities                                         8,800     6,306
                                                               -----------------
Income taxes payable                                           $ 7,264   $12,959
                                                               =================

Components of deferred tax liabilities and assets at December 31 were as follows:

                                                              2003       2002
                                                            -------------------
                                                               (In Thousands)

Deferred tax assets applicable to:
Policy reserves                                             $(76,829)  $(75,218)
Other                                                         (2,452)      (498)
                                                            -------------------
Total deferred tax assets before valuation allowance         (79,281)   (75,716)
                                                            -------------------

Deferred tax liabilities applicable to:
Deferred policy acquisition costs                             16,915     18,762
Basis differential of investments                             20,582     21,171
Net unrealized gains on debt and equity securities
   available for sale                                         42,704     32,592
Other                                                          7,880      9,497
                                                            -------------------
Total deferred tax liabilities                                88,081     82,022
                                                            -------------------
Net deferred tax liabilities                                $  8,800   $  6,306
                                                            ===================

Under Prior Federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus." At December 31, 2003, the Company had approximately $47.6 million of policyholders' surplus on which no payment of Federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring passage of unfavorable tax legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future.

        The United States Life Insurance Company in the City of New York

6.1 Tax Liabilities (continued)

Accordingly, no deferred tax liability has been recognized in relation to the policyholders' surplus account. If the entire balance of the policyholders' surplus became taxable at the current federal income tax rates, the tax would be approximately $16.7 million.

6.2 Tax Expense

Components of income tax expense (benefit) for the years were as follows:

                                                                 2003      2002
                                                               -----------------
                                                                 (In Thousands)

Current tax expense                                            $33,217   $21,319
Deferred tax (benefit) expense                                  (7,616)    3,474
                                                               -----------------
Income tax expense                                             $25,601   $24,793
                                                               =================

A reconciliation between the income tax expense computed by applying the federal income tax rate (35%) to income before taxes and the income tax expense reported in the financial statement is presented below.

                                                                2003      2002
                                                              -----------------
                                                                (In Thousands)

Income tax at statutory percentage of
   GAAP pretax income                                         $29,507   $27,063
Adjustments related to IRS settlement                          (3,561)   (2,589)
Dividends received deduction                                     (163)      (37)
Tax-exempt investment income                                      (77)       (4)
Other                                                            (105)      360
                                                              -----------------
Income tax expense                                            $25,601   $24,793
                                                              =================

The other balance relates primarily to the reduction of certain tax liabilities that were recorded for prior years following the completion of the tax examinations discussed in Note 6.4.

6.3 Tax Paid

Income taxes paid amounted to approximately $41.2 million and $12.6 million in 2003 and 2002, respectively.

        The United States Life Insurance Company in the City of New York

6.4 Tax Return Examinations

The Internal Revenue Service ("IRS") has completed examinations of the Company's income tax returns through the taxable year ended December 31, 1999.

6.5 Tax Sharing Agreement

For the tax years ended December 31, 2003 and 2002, the company is included in the filing of a consolidated federal tax return with AGC Life Insurance Company and its life insurance subsidiaries. The Company has a written agreement with AGC Life Insurance Company setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, AGC Life Insurance Company agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, AGC Life Insurance Company agrees to reimburse the Company for the tax benefits from net losses, if any, within 90 days after the filing of the consolidated federal income tax return for the year in which the losses are used.

7. Transactions With Affiliates

On September 25, 2001, the Company purchased a Senior Promissory Note from American General Corporation in the amount of $5 million. American General Corporation was the Company's ultimate parent prior to its acquisition by AIG on August 29, 2001. The note matures on September 15, 2006 and pays semi-annual interest at a rate equal to 1-month LIBOR plus 50 basis points.

On December 27, 2001, the Company purchased a Senior Promissory Note from American General Corporation in the amount of $117 million. American General Corporation was the Company's ultimate parent prior to its acquisition by AIG on August 29, 2001. The note matures on December 27, 2006 and pays semi-annual interest at a rate equal to 1-month LIBOR plus 50 basis points.

The company owns 192 shares of the common stock of its ultimate parent, AIG. These securities are listed on the New York Stock Exchange and are therefore readily marketable. The value of these shares at December 31, 2003 was approximately $13 thousand.

The Company is party to various cost sharing agreements with its affiliates. During 2003 and 2002, the Company was charged $122.9 million and $112.3 million, respectively, for expenses incurred by affiliates on its behalf. During 2002, the Company received

        The United States Life Insurance Company in the City of New York reimbursements of $1.6 million for services that it provided on behalf of its affiliates. The Company did not receive reimbursements for services in 2003.

The Company has also entered into reinsurance agreements with certain affiliates. Please refer to Note 14.

8. Accident and Health Reserves

Activity in the liability for unpaid claims and claim adjustment expenses for the Company's accident and health coverage is summarized as follows:

                                                                2003       2002
                                                              ------------------
                                                                (In Thousands)

Balance as of January 1, net of reinsurance
   recoverable                                                $ 21,211   $18,250
                                                              ------------------

Add: Incurred losses (1)                                        31,179    25,635
                                                              ------------------

Deduct: Paid losses related to:
Current year                                                    10,694     9,089
Prior years                                                     15,721    13,585
                                                              ------------------
Total paid losses                                               26,415    22,674
                                                              ------------------

Balance as of December 31, net of reinsurance
   recoverable                                                  25,975    21,211

Reinsurance recoverable                                         78,295    40,793
                                                              ------------------

Balance as of December 31, gross of reinsurance
   recoverable                                                $104,270   $62,004
                                                              ==================

(1) Substantially all of the Company's incurred claims and claim adjustment expenses relate to the respective current year.

The liability for unpaid claims and claim adjustment expenses relating to the Company's accident and health business is based on the estimated amount payable on claims reported prior to the date of the balance sheets which have not yet been settled, claims reported subsequent to the date of the balance sheets which have been incurred during the period then ended, and an estimate (based on past experience) of incurred but unreported claims relating to such periods.

        The United States Life Insurance Company in the City of New York

9. Benefit Plans

Effective January 1, 2002, as a result of AIG's acquisition of American General Corporation, substantially all of the Company's employees are covered by various benefit plans of AIG. These plans include a non-contributory qualified defined benefit plan, various stock option and stock purchase plans and a voluntary qualified defined contribution savings plan. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating subsidiaries.

The Company maintains a defined contribution retirement plan for the benefit of its sales agents and managers. Investments in the plan currently consist of cash deposits that earn interest at a rate of 5.75% per year and shares of AIG stock. As of December 31, 2003 and 2002, the liabilities associated with this plan were $18.8 million and $18.4 million, respectively.

10. Fair Value of Financial Instruments

Carrying amounts and fair values for certain of the Company's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all the Company's assets and liabilities, and (2) the reporting of investments at fair value without a corresponding evaluation of related policyholders liabilities can be misinterpreted.

                                                 2003                2002
                                          -------------------------------------
                                            Fair   Carrying     Fair   Carrying
                                           Value    Amount     Value    Amount
                                          -------------------------------------
                                             (In Millions)      (In Millions)

Assets:
   Fixed maturity and equity securities   $2,872    $2,872    $2,755    $2,755
   Mortgage loans on real estate             153       142       151       131
   Policy loans                              212       193       213       190
   Other long term investments                18        18        25        25
   Short term investments                      4         4       134       134
Liabilities:
   Insurance investment contracts            514       502       498       481

        The United States Life Insurance Company in the City of New York

The following methods and assumptions were used to estimate the fair value of financial instruments:

Fixed Maturity and Equity Securities

Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of investments.

Mortgage Loans on Real Estate

Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

Policy Loans

Fair value of policy loans was estimated using discounted cash flows and actuarially determined assumptions, incorporating market rates.

Other Long Term Investments

Fair value of other invested assets is based upon the fair value of the net assets of these investments as determined by its general partners.

Short Term Investments

The carrying value reported in the balance sheet for these instruments approximates fair value.

Insurance Investment Contracts

Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

        The United States Life Insurance Company in the City of New York

11. Statutory Financial Information; Dividend Paying Capability

The Company's statutory basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the New York State Insurance Department (NYSID). There were no material permitted practices utilized by the Company in 2003 or 2002.

Effective January 1, 2001, the Codification of Statutory Accounting Principles ("Codification") guidance replaced the Accounting Practices and Procedures manual as the primary guidance on statutory accounting. The NYSID requires companies to prepare their statutory-basis financial statements in accordance with Codification, except where it conflicts with provisions of the New York Insurance Law. Although the NYSID initially chose not to adopt the provisions of Codification that relate to the recording of deferred tax assets, they decided to do so in 2002. Therefore, the company recorded an additional gain to surplus of $47.8 million as of December 31, 2002.

Statutory accounting practices for the Company differ from generally accepted accounting principles as follows: (1) fixed maturities available for sale are not recorded at market value; (2) policy acquisition costs are charged against operations instead of being deferred and amortized over the anticipated life of the contracts; (3) individual life and annuity policy reserves are adjusted based upon mortality, lapse and interest rate assumptions applicable to these coverages, including provisions for reasonable adverse deviations; these assumptions reflect the Company's experience and industry standards; (4) deferred income taxes provided for temporary differences between the bases of assets and liabilities for financial reporting and tax purposes are subject to certain limitations and are charged directly to surplus; (5) future policy benefits, policyholder contract deposits, policy and contract claims and unearned premiums are presented net of ceded reinsurance; (6) asset value and interest maintenance reserves are established using prescribed formulas.

The Company's policyholders' surplus and net income, as determined in accordance with statutory accounting practices, is summarized as follows:

                                                              2003       2002
                                                            -------------------
                                                              (In Thousands)

Statutory net income for the year                           $ 47,604   $ 66,464
Statutory surplus at year-end                               $360,695   $306,275

The maximum amount of dividends that can be paid by the Company without the prior approval of the New York State Superintendent of Insurance in a calendar year is the lesser of: (1) 10% of surplus as regards policyholders as of the immediately preceding calendar year or (2) the net gain from operations of such insurer for the immediately preceding calendar year. The Company did not pay any dividends in 2003. USL paid $90.9 million and NCL

        The United States Life Insurance Company in the City of New York paid $19.0 million in dividends to AGC Life in 2002. The amounts paid in 2002 represented extraordinary dividends, for which the Companies received the necessary approvals from the New York and Minnesota Insurance Departments, respectively.

As of December 31, 2003 and 2002, the Company held fixed maturity securities with a carrying value of $395 million and $145 million, respectively, to satisfy the requirements of various state insurance departments.

12. Leases

The Company has various leases for office space and facilities. The Company's future minimum rental commitments under noncancellable leases are presented below:

Year ended                                      Gross Rent   Sublease   Net Rent
December 31                                       Expense     Rentals    Expense
--------------------------------------------------------------------------------
                                                         (In Thousands)

2004                                              $ 4,929     $2,620     $ 2,309
2005                                                4,783      2,621       2,162
2006                                                4,645      2,620       2,025
2007                                                2,520         --       2,520
2008                                                2,520         --       2,520
Thereafter                                         14,400         --      14,400
                                                --------------------------------
   Total                                          $33,797     $7,861     $25,936
                                                ================================

Net rent expense incurred in 2003 and 2002 was $2.7 million and $4.1 million, respectively.

13. Contingencies

From time to time in the normal course of business, the Company issues commitments to purchase various investments such as corporate securities, mortgage loans, etc. At December 31, 2003, the Company had $7.8 million of unfunded commitments.

In 1997, prior to the acquisition by American General Corporation, USLIFE Corporation entered the workers' compensation reinsurance business. In 1998, the Company discontinued writing new workers' compensation reinsurance business. The largest contract was a quota share reinsurance agreement with Superior National Insurance Group, Inc., Centre Insurance Company, and Converium Reinsurance , North America (collectively, "Superior National"), effective May 1, 1998. On November 29, 1999, the Company initiated an arbitration proceeding to rescind this contract from its inception, based in part on

        The United States Life Insurance Company in the City of New York misrepresentations and nondisclosures which the Company believes were made by Superior National.

In 2000, the California Department of Insurance ordered seizure of certain of Superior National's insurance subsidiaries as a result of their financial condition and Superior National Insurance Group, Inc. voluntarily filed for bankruptcy.

As a result of the May 1, 1998 reinsurance agreement with Superior National, the Company is subject to a statutory requirement to fund a California Special Schedule P deposit. The Company established a Special Schedule P deposit for the May 1, 1998 reinsurance agreement as required in June 1999. In September 2003, the California Department of Insurance, for the first time, demanded that the amount on deposit be increased. In October 2003, the Company entered into a formal stipulation agreement with the Insurance Commissioner, "so ordered" by the California Superior Court, whereby the Company agreed to transfer certain assets into a Special Schedule P trust in response to the Department's demand, without prejudice to the rights of the Company or the Department to request an adjustment to the amount of the transfer following an inspection by the Company of the relevant books and records. The stipulation and order specifies that the funds put on deposit cannot be withdrawn by the Commissioner until after a final award is made in the arbitration. If the Company is successful in the arbitration, the funds will be returned to the Company.

On March 30, 2004, the Company settled its dispute with Centre Insurance Company. Through the remaining arbitration with Superior National Insurance Group and Converium Re, the Company plans to fully pursue all remedies. Although management believes, based on the advice of counsel, that the Company will succeed in rescinding the contract, risks and uncertainties remain with respect to the ultimate outcome. In the unlikely event the Company does not prevail in the arbitration, American General Corporation has committed to make contributions to the capital of the Company sufficient to meet its obligations under the treaty.

The Company is also party to various other lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who have excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, management believes that the total amounts ultimately paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's operating results or financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to

        The United States Life Insurance Company in the City of New York actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given suit.

14. Reinsurance

Effective January 1, 2002, the Company entered into an agreement with third party reinsurers that limits its exposure on individual life business for any single insured to $2.5 million. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

The Company's group business is primarily reinsured with an affiliated entity, American General Assurance Company ("AGAC"). Effective January 1, 1998, the Company entered into an agreement to cede 49% of its credit life and credit accident and health business to AGAC. The Company subsequently entered into another agreement on October 1, 1998 to cede 49% of its New York and 100% of its non-New York group life (excluding permanent policies) and group accident and health business to AGAC. This agreement required AGAC to pay the Company a ceding commission of $13 million at the inception.

On February 17, 2003 the Company entered into a modified coinsurance agreement with AIG Life of Bermuda, Ltd. ("ALB"), an affiliate. The agreement has an effective date of March 1, 2002. Under the agreement, ALB reinsures a 90% quota share of the Company's liability on virtually all level term products issued by the Company with issue dates on or after March 1, 2002. The agreement is unlimited in duration but either party may terminate the agreement as to new business with thirty days written notice to the other party. Under the agreement, the Company will retain the assets supporting the reserves ceded to ALB. At December 31, 2003, these assets and the related reserves totaled approximately $3.9 million. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge. The impact of the agreement on the Company's consolidated results of operations for the year ended December 31, 2003 was an expense of approximately $292 thousand (after-tax), representing the risk charge associated with the coinsurance agreement.

The effect of reinsurance transactions on group and individual premiums and life insurance in force for the years ended December 31, 2003 and 2002 is presented below:

        The United States Life Insurance Company in the City of New York

                                                                                Percentage of
                                                                                    Amount
                                                                                  Assumed to
December 31, 2003             Gross          Ceded      Assumed       Net             Net
---------------------------------------------------------------------------------------------
     (In Thousands)
Life Insurance in Force   $129,814,185   $(96,226,940)  $43,291   $33,630,536         0.1%
                          ===================================================
Premiums:
   Life                   $    433,646   $   (218,124)  $   609   $   216,131         0.3%
   Accident and Health         463,978       (403,668)    2,107        62,417         3.4%
   Annuity                       9,543            (15)        1         9,529         0.0%
                          ---------------------------------------------------
   Total Premiums         $    907,167   $   (621,807)  $ 2,717   $   288,077         0.9%
                          ===================================================

                                                                                Percentage of
                                                                                    Amount
                                                                                  Assumed to
December 31, 2002             Gross          Ceded      Assumed       Net             Net
---------------------------------------------------------------------------------------------
     (In Thousands)
Life Insurance in Force   $108,991,814   $(76,813,308)  $35,408   $32,213,914         0.1%
                          ===================================================
Premiums:
   Life                   $    396,794   $   (186,441)  $   617   $   210,970         0.3%
   Accident and Health         411,215       (358,875)    8,509        60,849        14.0%
   Annuity                      22,665             --        --        22,665         0.0%
                          ---------------------------------------------------
   Total Premiums         $    830,674   $   (545,316)  $ 9,126   $   294,484         3.1%
                          ===================================================

For the years ended December 31, 2003 and 2002, reinsurance recoveries reduced death and other benefits by $435 million and $404 million, respectively.

Information related to intercompany reinsurance is as follows:

                                                               2003       2002
                                                             -------------------
                                                                 (In Thousands)

Premium ceded                                                $532,616   $461,648
Benefits ceded                                                408,999    332,263
Commissions and expenses charged                              157,217    137,911

Reinsurance recoverable - paid losses                             809        575
Reinsurance recoverable - unpaid losses                       680,299    580,147
Reinsurance payables                                          101,025     71,889

                                     PART C
                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)  Financial statements:

     Audited consolidated financial statements of The United States Life Insurance Company in the City of New York for the year ended December 31, 2003 are included in Part B of the Registration Statement.

(b)  Exhibits:

     (1) The United States Life Insurance Company in the City of New York Board of Directors resolution authorizing the establishment of The United States Life Insurance Company in the City of New York Separate Account USL VA-R. (1)

     (2)         N/A

     (3)(a) Distribution Agreement between The United States Life Insurance Company in the City of New York and American General Equity Services Corporation, effective October 1, 2002. (3)

     (3)(b)      Form of Selling Group Agreement. (3)

     (3)(c) Schedule of Commissions (Incorporated by reference from the text included under the heading "Distribution of the Contracts" in the Statement of Additional Information that is filed as part of this Registration Statement).

     (4)(a) Form of Immediate Variable Annuity Contract, Form No. 03017N. (Filed herewith)

     (5)(a) Form of Single Premium Immediate Annuity Application, Form No. USL0354-33 Rev0703. (10)

     (5)(b) Specimen form of Single Premium Immediate Variable Annuity Application Supplement for Variable Contracts, Form No. AGLC100819-33 Rev1103. (10)

     (6)(a) Copy of the Restated Charter of The United States Life Insurance Company in the City of New York. (11)

     (6)(b) Copy of the Amended and Restated Bylaws of The United States Life Insurance Company in the City of New York dated July 25, 2002. (2)

     (7)         N/A

     (8)(a) Form of services agreement dated July 31, 1975, (limited to introduction and first two recitals, and sections 1-3) among various affiliates of American General Corporation, including The United States Life Insurance Company in the City of New York and American General Life Companies. (4)

     (8)(b)(i) Form of Participation Agreement by and Among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., The United States Life Insurance Company in the City of New York, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (6)

     (8)(b)(ii) Form of Amendment No. 2 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., The United States Life Insurance Company in the City of New York, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (7)

     (8)(b)(iii) Form of Amendment No. 3 to Participation Agreement by and among
                 AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., The United States Life Insurance Company in the City of New York, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (2)

     (8)(c) Form of Participation Agreement by and among The Alger American Fund, The United States Life Insurance Company in the City of New York and Fred Alger & Company, Incorporated. (2)

     (8)(d)(i) Form of Shareholder Services Agreement by and between The United States Life Insurance Company in the City of New York and American Century Investment Services, Inc. (5)

     (8)(d)(ii) Form of Amendment No. 1 to Shareholder Services Agreement by and between The United States Life Insurance Company in the City of New York and American Century Investment Services, Inc.
                 (10)

     (8)(e)(i) Form of Participation Agreement by and Among The United States Life Insurance Company in the City of New York and Warburg, Pincus Trust and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. (5)

     (8)(e)(ii) Form of Amendment No. 1 to Participation Agreement by and Among The United States Life Insurance Company in the City of New York and Warburg, Pincus Trust and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. (10)

     (8)(f)(i) Form of Fund Participation Agreement Between The United States Life Insurance Company in the City of New York and Dreyfus Variable Insurance Fund. (6)

     (8)(f)(ii) Form of Amendment No. 1 to Fund Participation Agreement Between The United States Life Insurance Company in the City of New York and Dreyfus Variable Insurance Fund. (10)

     (8)(g)(i) Form of Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and The United States Life Insurance Company in the City of New York. (5)

     (8)(g)(ii) Form of Amendment No. 1 to Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and The United States Life Insurance Company in the City of New York. (2)

     (8)(h)(i) Form of Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and The United States Life Insurance Company in the City of New York.
                 (5)

     (8)(h)(ii) Form of Amendment No. 1 to Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and The United States Life Insurance Company in the City of New York. (2)

     (8)(i)(i) Form of Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and The United States Life Insurance Company in the City of New York.
                 (2)

     (8)(i)(ii) Form of First Amendment to Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and The United States Life Insurance Company in the City of New York effective September 5, 2003. (Filed herewith)

     (8)(j)(i) Form of Participation Agreement by and among The United States Life Insurance Company in the City of New York, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (8)

     (8)(j)(ii) Form of Amendment to Participation Agreement by and among The United States Life Insurance Company in the City of New York, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (2)

     (8)(k)(i) Form of Fund Participation Agreement by and between The United States Life Insurance Company in the City of New York, Janus Aspen Series and Janus Distributors, Inc. Series. (5)

     (8)(k)(ii) Form of Amendment No. 1 to Fund Participation Agreement by and between The United States Life Insurance Company in the City of New York, Janus Aspen Series and Janus Distributors, Inc. Series. (2)

     (8)(l) Form of Fund Participation Agreement by and between The United States Life Insurance Company in the City of New York and J.P. Morgan Series Trust II. (5)

     (8)(m)(i) Form of Participation Agreement Among MFS Variable Insurance Trust, The United States Life Insurance Company in the City of New York and Massachusetts Financial Services Company. (6)

     (8)(m)(ii) Form of Amendment No. 1 to Participation Agreement among MFS Variable Insurance Trust, The United States Life Insurance Company in the City of New York and Massachusetts Financial Services Company. (5)

     (8)(m)(iii) Form of Amendment No. 2 to Participation Agreement among MFS
                 Variable Insurance Trust, The United States Life Insurance Company in the City of New York and Massachusetts Financial Services Company. (2)

     (8)(n)(i) Form of Fund Participation Agreement by and between Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc. and The United States Life Insurance Company in the City of New York. (5)

     (8)(n)(ii) Form of Amendment No. 1 to Fund Participation Agreement by and between Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc. and The United States Life Insurance Company in the City of New York. (2)

     (8)(o) Form of Participation Agreement by and among The United States Life Insurance Company in the City of New York, Oppenheimer Variable Account Funds and OppenheimerFunds, Inc. (2)

     (8)(p)(i) Form of Participation Agreement by and Among The United States Life Insurance Company in the City of New York, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC. (5)

     (8)(p)(ii) Form of Amendment No. 1 to Participation Agreement by and Among The United States Life Insurance Company in the City of New York, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC. (10)

     (8)(q)(i) Form of Participation Agreement Among Putnam Variable Trust, Putnam Mutual Funds Corp., and The United States Life Insurance Company in the City of New York. (6)

     (8)(q)(ii) Form of Amendment No. 1 to Participation Agreement Among Putnam Variable Trust, Putnam Mutual Funds Corp., and The United States Life Insurance Company in the City of New York. (10)

     (8)(r) Form of Participation Agreement by and among The United States Life Insurance Company in the City of New York and SunAmerica Series Trust. (2)

     (8)(s)(i) Participation Agreement by and Among Morgan Stanley Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management Inc., Miller Anderson & Sherrerd, LLP, Van Kampen Funds, Inc., The United States Life Insurance Company in the City of New York and American General Securities Incorporated. (9)

     (8)(s)(ii) Form of Amendment No. 1 to Participation Agreement by and Among The Universal Institution Funds, Inc., Van Kampen Funds Inc., Morgan Stanley Dean Witter Investment Management Inc., Miller Anderson & Sherrerd, LLP, The United States Life Insurance Company in the City of New York and American General Securities Incorporated. (6)

     (8)(s)(iii) Form of Amendment No. 3 to Participation Agreement by and Among
                 Morgan Stanley Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management Inc., Miller Anderson & Sherrerd, LLP, Van Kampen Funds, Inc., The United States Life Insurance Company in the City of New York and American General Securities Incorporated. (7)

     (8)(s)(iv) Form of Amendment No. 4 to Participation Agreement by and Among Morgan Stanley Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management Inc., Miller Anderson & Sherrerd, LLP, Van Kampen Funds, Inc., The United States Life Insurance Company in the City of New York and American General Securities Incorporated. (2)

     (8)(t)(i) Form of Participation Agreement among The United States Life Insurance Company in the City of New York, American General Securities Incorporated, American General Series Portfolio Company and The Variable Annuity Life Insurance Company. (6)

     (8)(t)(ii) Form of First Amendment to Participation Agreement Among The United States Life Insurance Company in the City of New York, American General Securities Incorporated, American General Series Portfolio Company and The Variable Annuity Life Insurance Company. (5)

     (8)(t)(iii) Form of Second Amendment to Participation Agreement Among The
                 United States Life Insurance Company in the City of New York, American General Securities Incorporated, American General Series Portfolio Company and The Variable Annuity Life Insurance Company. (10)

     (8)(u) Form of Participation Agreement among Vanguard Variable Insurance Funds, The Vanguard Group, Inc., Vanguard Marketing Corporation and The United States Life Insurance Company in the City of New York. (5)

     (8)(v)(i) Participation Agreement by and Among The United States Life Insurance Company in the City of New York, American General Securities Incorporated, Van Kampen Life Investment Trust, Van Kampen Asset Management Inc., and Van Kampen Funds Inc. (9)

     (8)(v)(ii) Form of Amendment No. 2 to Participation Agreement by and among The United States Life Insurance Company in the City of New York, American General Securities, Inc., Van Kampen Life Investment Trust, Van Kampen Asset Management Inc., and Van Kampen Funds, Inc. (4)

     (8)(v)(iii) Form of Amendment No. 3 to Participation Agreement by and among
                 The United States Life Insurance Company in the City of New York, American General Securities, Inc., Van Kampen Life Investment Trust, Van Kampen Asset Management Inc., and Van Kampen Funds, Inc. (2)

     (8)(w) Form of Administrative Services Agreement between The United States Life Insurance Company in the City of New York and A I M Advisors, Inc. (6)

     (8)(x)(i) Form of Agreement with respect to Trademarks and Fund Names by and among A I M Distributors, Inc., AIM Variable Insurance Funds, Inc., The United States Life Insurance Company in the City of New York and American General Securities Incorporated, effective August 1, 2003. (2)

     (8)(x)(ii) Form of Amendment No. 1 to Agreement with respect to Trademarks and Fund Names by and among A I M Distributors, Inc., AIM Variable Insurance Funds, Inc., The United States Life Insurance Company in the City of New York and American General Securities Incorporated. (2)

     (8)(y) Form of Services Agreement Class O between Fred Alger Management, Inc. and The United States Life Insurance Company in the City of New York. (2)

     (8)(z) Form of Administrative Services Agreement by and between The United States Life Insurance Company in the City of New York and Credit Suisse Asset Management, LLC. (5)

     (8)(aa) Form of Administrative Services Agreement between The Dreyfus Corporation and The United States Life Insurance Company in the City of New York. (6)

     (8)(bb) Form of Service Contract by and between Fidelity Investments Institutional Operations Company, Inc. and The United States Life Insurance Company in the City of New York. (2)

     (8)(cc) Form of Service Agreement by and between Fidelity Investments Institutional Operations Company, Inc. and The United States Life Insurance Company in the City of New York. (5)

     (8)(dd)(i) Form of Administrative Services Agreement by and between The United States Life Insurance Company in the City of New York and Franklin Templeton Services, LLC. (8)

     (8)(dd)(ii) Form of Amendment to Administrative Services Agreement by and
                 between The United States Life Insurance Company in the City of New York and Franklin Templeton Services, LLC. (2)

     (8)(ee) Form of Distribution and Shareholder Services Agreement by and between Janus Distributors, Inc. and The United States Life Insurance Company in the City of New York. (5)

     (8)(ff) Form of Administrative Services Agreement by and between The United States Life Insurance Company in the City of New York and Morgan Guaranty Trust Company of New York. (5)

     (8)(gg) Form of Administrative Services Agreement by and between Neuberger Berman Management Inc. and The United States Life Insurance Company in the City of New York. (5)

     (8)(hh) Form of Administrative Services Agreement by and among The United States Life Insurance Company in the City of New York and OppenheimerFunds, Inc. (2)

     (8)(ii) Form of Services Agreement by and between Pacific Investment Management Company LLC and The United States Life Insurance Company in the City of New York. (5)

     (8)(jj) Form of PIMCO Variable Insurance Trust Services Agreement by and between The United States Life Insurance Company in the City of New York and PIMCO Variable Insurance Trust. (5)

     (8)(kk)(i) Form of Administrative Services Agreement by and among Morgan Stanley Dean Witter Investment Management Inc., Miller Anderson & Sherrerd, LLP and The United States Life Insurance Company in the City of New York. (6)

     (8)(kk)(ii) Form of Amendment No. 1 to Administrative Services Agreement by
                 and among Morgan Stanley Dean Witter Investment Management Inc., Miller Anderson & Sherrerd, LLP and The United States Life Insurance Company in the City of New York. (2)

     (8)(ll)(i) Form of Administrative Services Agreement between The United States Life Insurance Company in the City of New York and Van Kampen Asset Management Inc., dated as of December 1, 1999. (2)

     (8)(ll)(ii) Form of Amendment No. 1 to Administrative Services Agreement
                 between The United States Life Insurance Company in the City of New York and Van Kampen Asset Management Inc. (2)

     (9) Opinion and Consent of Lauren W. Jones, Esq., Deputy General Counsel of American General Life Companies, LLC. (10)

     (10)        Consent of Independent Accountants, PricewaterhouseCoopers LLP.
                 (Filed herewith)

     (11)        N/A

     (12)        N/A

----------

(1) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-63673) of The United States Life Insurance Company in the City of New York Separate Account USL VA-R filed on September 18, 1998.

(2) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-105246) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on September 5, 2003.

(3) Incorporated by reference to Post-Effective Amendment No. 1 of Form N-6 Registration Statement (File No. 333-57062) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on February 18, 2003.

(4) Incorporated by reference to Pre-Effective Amendment No. 1 of Form S-6 Registration Statement (File No. 333-57062) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on October 26, 2001.

(5) Incorporated by reference to Post-Effective Amendment No. 2 of Form S-6 Registration Statement (File No. 333-79471) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on October 20, 2000.

(6) Incorporated by reference to Pre-Effective Amendment No. 1 of Form S-6 Registration Statement (File No. 333-79471) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on November 5, 1999.

(7) Incorporated by reference to Post-Effective Amendment No. 4 of Form N-6 Registration Statement (File No. 333-57062) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on April 29, 2003.

(8) Incorporated by reference to Post-Effective Amendment No. 1 of Form S-6 Registration Statement (File No. 333-57062) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on December 4, 2001.

(9) Incorporated by reference to Pre-Effective Amendment No. 1 of Form N-4 Registration Statement (File No. 333-63673) of The United States Life Insurance Company in the City of New York Separate Account USL VA-R filed on May 26, 1999.

(10) Incorporated by reference to Pre-Effective Amendment No. 1 of Form N-4 Registration Statement (File No. 333-109499) of The United States Life Insurance Company in the City of New York Separate Account USL VA-R filed on December 18, 2003.

(11) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-105246) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on May 3, 2004.

Item 25. Directors and Officers of the Depositor

                              Positions and Offices with Depositor
Name and Principal            The United States Life Insurance Company in the
Business Address              City of New York
---------------------------   --------------------------------------------------

Rodney O. Martin, Jr.         Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

M. Bernard Aidinoff           Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004

David J. Dietz                Director, President and Chief Executive Officer -
830 Third Avenue              Individual Insurance Operations
New York, NY 10022

Marion E. Fajen               Director
5608 N. Waterbury Road
Des Moines, IA 50312

Patrick J. Foley              Director
569 N. Country Club Dr.
Lake Worth, FL 33462

Cecil C. Gamwell III          Director
419 West Beach Road
Charlestown, RI 02813

Jack R. Harnes                Director
70 Pine Street
New York, NY 10270

David L. Herzog               Director
2929 Allen Parkway
Houston, TX 77019

                              Positions and Offices with Depositor
Name and Principal            The United States Life Insurance Company in the
Business Address              City of New York
---------------------------   --------------------------------------------------

John I. Howell                Director
Indian Rock Corporation
263 Glenville Rd, 2nd Floor
Greenwich, CT 06831

Donald P. Kanak, Jr.          Director
70 Pine Street
New York, NY 10270

William M. Keeler             Director, President and Chief Executive Officer -
3600 Route 66                 Group Benefits & Financial Institutions Profit
Neptune, NJ 07754             Center

Nicholas A. O'Kulich          Director
70 Pine Street
New York, NY 10270

Ernest T. Patrikis            Director
70 Pine Street
New York, NY 10270

Gary D. Reddick               Director and Chief Administrative Officer
2929 Allen Parkway
Houston, TX 77019

Martin J. Sullivan            Director
70 Pine Street
New York, NY 10270

Christopher J. Swift          Director, Chief Financial Officer and Executive
2929 Allen Parkway            Vice President
Houston, TX 77019

Thomas L. Booker              President - Structured Settlements/SPIA Profit
2727 Allen Parkway            Center
Houston, TX 77019

                              Positions and Offices with Depositor
Name and Principal            The United States Life Insurance Company in the
Business Address              City of New York
---------------------------   --------------------------------------------------

Anne E. Bossi                 Executive Vice President
3600 Route 66
Neptune, NJ 07754

James A. Galli                Executive Vice President
830 Third Avenue
New York, NY 10022

Paul L. Mistretta             Executive Vice President
2727-A Allen Parkway
Houston, TX 77019

David R. Armstrong            Senior Vice President
3600 Route 66
Neptune, NJ 07754

Erik A. Baden                 Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Wayne A. Barnard              Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Robert M. Beuerlein           Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Patricia A. Bosi              Senior Vice President
3600 Route 66
Neptune, NJ 07754

Jeffrey H. Carlson            Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

                              Positions and Offices with Depositor
Name and Principal            The United States Life Insurance Company in the
Business Address              City of New York
---------------------------   --------------------------------------------------

Phillip L. Chapman            Senior Vice President
3600 Route 66
Neptune, NJ 07754

Larry A. Compton              Senior Vice President
3600 Route 66
Neptune, NJ 07754

Robert M. Goldbloom           Senior Vice President
80 Pine Street
New York, NY 10005

William F. Guterding          Senior Vice President
830 Third Avenue
New York, NY 10022

Robert F. Herbert, Jr.        Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Kyle L. Jennings              Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Althea R. Johnson             Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Glen D. Keller                Senior Vice President
2727 Allen Parkway
Houston, TX 77019

William J. Leary              Senior Vice President
3600 Route 66
Neptune, NJ 07754

                              Positions and Offices with Depositor
Name and Principal            The United States Life Insurance Company in the
Business Address              City of New York
---------------------------   --------------------------------------------------

Simon J. Leech                Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Randy J. Marash               Senior Vice President
3600 Route 66
Neptune, NJ 07754

Mark R. McGuire               Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Terence McSweeney             Senior Vice President
3600 Route 66
Neptune, NJ 07754

Laura W. Milazzo              Senior Vice President
2727 Allen Parkway
Houston, TX 77019

A. Hasan Qureshi              Senior Vice President
1 ALICO Plaza
600 King Street
Wilmington, DE 19801

James P. Steele               Senior Vice President
205 E. 10th Avenue
Amarillo, TX 79101

Robert E. Steele              Senior Vice President
205 E. 10th Avenue
Amarillo, TX 79101

Robert D. Stuchiner           Senior Vice President
830 Third Avenue, 7th Floor
New York, NY 10022

                              Positions and Offices with Depositor
Name and Principal            The United States Life Insurance Company in the
Business Address              City of New York
---------------------------   --------------------------------------------------

James M. Sweeney              Senior Vice President
3600 Route 66
Neptune, NJ 07754

Alfred N. Thome               Senior Vice President
One Woodfield Lake
Schaumburg, IL 60173

Frederic R. Yopps             Senior Vice President
750 W. Virginia Street
Milwaukee, WI 53204

Daniel W. Arnold              Vice President
3600 Route 66
Neptune, NJ 07754

Edward F. Bacon               Vice President
2727-A Allen Parkway
Houston, TX 77019

Joan M. Bartel                Vice President
2727 Allen Parkway
Houston, TX 77019

Walter E. Bednarski           Vice President, Treasurer and Controller
3600 Route 66
Neptune, NJ 07754

Michael B. Boesen             Vice President
2727 Allen Parkway
Houston, TX 77019

Robert W. Busby               Vice President
One Woodfield Lake
Schaumburg, IL 60173

                              Positions and Offices with Depositor
Name and Principal            The United States Life Insurance Company in the
Business Address              City of New York
---------------------------   --------------------------------------------------

Robert W. Chesner             Vice President
2929 Allen Parkway
Houston, TX 77019

Donald L. Davis               Vice President
205 E. 10th Avenue
Amarillo, TX 79101

Carolyn DiPalma               Vice President
3600 Route 66
Neptune, NJ 07754

Farideh N. Farrokhi           Vice President
2727-A Allen Parkway
Houston, TX 77019

Kevin P. Fitzpatrick          Vice President
1 Chase Manhattan Plaza
New York, NY 10005

Richard L. Gravette           Vice President
2727-A Allen Parkway
Houston, TX 77019

Kenneth J. Griesemer          Vice President
6363 Forest Park Road
Dallas, TX 75235

Joel H. Hammer                Vice President
1 Chase Manhattan Place
New York, NY 10005

Neal C. Hasty                 Vice President
6363 Forest Park Road
Dallas, TX 75235

                              Positions and Offices with Depositor
Name and Principal            The United States Life Insurance Company in the
Business Address              City of New York
---------------------------   --------------------------------------------------

Rona B. Hoffman               Vice President
3600 Route 66
Neptune, NJ 07754

Thomas M. Hoffman             Vice President
70 Pine Street
New York, NY 10270

Keith C. Honig                Vice President
1 SunAmerica Center
Los Angeles, CA 90067

S. Douglas Israel             Vice President
2929 Allen Parkway
Houston, TX 77019

Sharla A. Jackson             Vice President
205 E. 10th Avenue
Amarillo, TX 79101

Gary J. Kleinman              Vice President
1 Chase Manhattan Place
New York, NY 10005

Frank A. Kophamel             Vice President
3600 Route 66
Neptune, NJ 07754

Linda K. Lewis                Vice President
6363 Forest Park Road
Dallas, TX 75235

David S. Martin               Vice President
3600 Route 66
Neptune, NJ 07754

                              Positions and Offices with Depositor
Name and Principal            The United States Life Insurance Company in the
Business Address              City of New York
---------------------------   --------------------------------------------------

W. Larry Mask                 Vice President
2777 Allen Parkway
Houston, TX 77019

Gordon S. Massie              Vice President
2929 Allen Parkway
Houston, TX 77019

Richard A. Mercante           Vice President
175 Water Street
New York, NY 10038

Deanna D. Osmonson            Vice President and Chief Compliance Officer
2727 Allen Parkway
Houston, TX 77019

Rembert R. Owen, Jr.          Vice President
2929 Allen Parkway
Houston, TX 77019

Kirsten M. Pedersen           Vice President
2929 Allen Parkway
Houston, TX 77019

Dale W. Sachtleben            Vice President
#1 Franklin Square
Springfield, IL 62713

Imad A. Salman                Vice President
3600 Route 66
Neptune, NJ 07754

Kristen E. Sather             Vice President
1 Chase Manhattan Place
New York, NY 10005

                              Positions and Offices with Depositor
Name and Principal            The United States Life Insurance Company in the
Business Address              City of New York
---------------------------   --------------------------------------------------

Richard W. Scott              Vice President
2929 Allen Parkway
Houston, TX 77019

T. Clay Spires                Vice President
2727-A Allen Parkway
Houston, TX 77019

Richard P. Vegh               Vice President
3600 Route 66
Neptune, NJ 07754

S. Michael Von Stein          Vice President
1000 E. Woodfield Road
Schaumberg, IL 60173

Susan J. Wilhite              Vice President
One Woodfield Lake
Schaumburg, IL 60173

Elizabeth M. Tuck             Secretary
70 Pine Street
New York, NY 10270

Item 26. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). See footnotes to table below at end of Item 26.

                               SUBSIDIARIES OF AIG

                                                                                                 % of Voting
                                                                                                  Securities
                                                                              Jurisdiction of   Owned by its
                                                                                Incorporation      Immediate
                                                                              or Organization      Parent(2)
                                                                              ---------------   ------------
American International Group, Inc. (1) ............................................. Delaware   ......... (3)
   AIG Aviation, Inc. ............................................................... Georgia   ........ 100%
   AIG Bulgaria Insurance and Reinsurance Company EAD .............................. Bulgaria   ........ 100%

                               SUBSIDIARIES OF AIG

                                                                                                 % of Voting
                                                                                                  Securities
                                                                              Jurisdiction of   Owned by its
                                                                                Incorporation      Immediate
                                                                              or Organization      Parent(2)
                                                                              ---------------   ------------
   AIG Capital Corporation ......................................................... Delaware   ........ 100%
      AIG Consumer Finance Group, Inc. ............................................. Delaware   ........ 100%
         AIG Bank Polska S.A ......................................................... Poland   ...... 97.23%
         AIG Credit S.A .............................................................. Poland   ......... 80%
         Compania Financiera Argentina S.A ........................................ Argentina   ....... 92.7%
      AIG Global Asset Management Holdings Corp. ................................... Delaware   ........ 100%
         AIG Capital Partners, Inc. ................................................ Delaware   ........ 100%
         AIG Global Investment Corp. ............................................. New Jersey   ........ 100%
         John McStay Investment Counsel, L.P. ......................................... Texas   ...... 82.84%
      International Lease Finance Corporation .................................... California   ...... 64.85% (4)
   AIG Claim Services, Inc. ........................................................ Delaware   ........ 100%
   AIG Credit Corp. ................................................................ Delaware   ........ 100%
      A.I. Credit Corp. ....................................................... New Hampshire   ........ 100%
      Imperial Premium Finance, Inc. ............................................. California   ........ 100%
      Imperial Premium Finance, Inc. ............................................... Delaware   ........ 100%
   AIG Equity Sales Corp. .......................................................... New York   ........ 100%
   AIG Federal Savings Bank ........................................................ Delaware   ........ 100%
   AIG Finance Holdings, Inc. ...................................................... New York   ........ 100%
      AIG Finance (Hong Kong) Limited ............................................. Hong Kong   ........ 100%
   AIG Financial Advisor Services, Inc. ............................................ Delaware   ........ 100%
      AIG Financial Advisor Services (Europe), S.A. .............................. Luxembourg   ........ 100%
   AIG Financial Products Corp. .................................................... Delaware   ........ 100%
      AIG Matched Funding Corp. .................................................... Delaware   ........ 100%
      BanqueAlG ...................................................................... France   ......... 90% (5)
   AIG Funding, Inc. ............................................................... Delaware   ........ 100%
   AIG Global Real Estate Investment Corp. ......................................... Delaware   ........ 100%
   AIG Global Trade & Political Risk Insurance Company ........................... New Jersey   ........ 100%
   A.I.G. Golden Insurance Ltd. ...................................................... Israel   ...... 50.01%
   AIG Life Insurance Company ...................................................... Delaware   ......... 79% (6)
   AIG Life Insurance Company of Canada .............................................. Canada   ........ 100%
   AIG Life Insurance Company of Puerto Rico .................................... Puerto Rico   ........ 100%
   AIG Marketing, Inc. ............................................................. Delaware   ........ 100%
   AIG Memsa, Inc. ................................................................. Delaware   ........ 100%
      Tata AIG General Insurance Company Limited ...................................... India   ......... 26%
   AIG Private Bank Ltd. ........................................................ Switzerland   ........ 100%
   AIG Retirement Services, Inc. ................................................... Delaware   ........ 100% (7)
      SunAmerica Life Insurance Company ............................................. Arizona   ........ 100%
         SunAmerica Investments, Inc. ............................................... Georgia   ......... 70% (8)
            AIG Advisor Group, Inc. ................................................ Maryland   ........ 100%
               Advantage Capital Corporation ....................................... New York   ........ 100%
               FSC Securities Corporation .......................................... Delaware   ........ 100%
               Sentra Securities Corporation ..................................... California   ........ 100%
               Spelman & Co., Inc. ............................................... California   ........ 100%
               SunAmerica Securities, Inc. ......................................... Delaware   ........ 100%

                               SUBSIDIARIES OF AIG

                                                                                                 % of Voting
                                                                                                  Securities
                                                                              Jurisdiction of   Owned by its
                                                                                Incorporation      Immediate
                                                                              or Organization      Parent(2)
                                                                              ---------------   ------------
            AIG SunAmerica Life Assurance Company ................................... Arizona   ........ 100% (9)
            Saamsun Holdings Corp. ................................................. Delaware   ........ 100%
               SAM Holdings Corporation .......................................... California   ........ 100%
                  AIG SunAmerica Asset Management Corp. ............................ Delaware   ........ 100%
                  AIG SunAmerica Capital Services. Inc. ............................ Delaware   ........ 100%
               Sun Royal Holdings Corporation .................................... California   ........ 100%
      Royal Alliance Associates, Inc. .............................................. Delaware   ........ 100%
   First SunAmerica Life Insurance Company ......................................... New York   ........ 100%
AIG Risk Management, Inc. .......................................................... New York   ........ 100%
AIG Technologies, Inc. ........................................................ New Hampshire   ........ 100%
AIGTI, Inc. ........................................................................ Delaware   ........ 100%
AIG Trading Group Inc. ............................................................. Delaware   ........ 100%
   AIG International, Inc. ......................................................... Delaware   ........ 100%
AIU Insurance Company .............................................................. New York   ......... 52% (10)
AIU North America, Inc. ............................................................ New York   ........ 100%
American General Corporation .......................................................... Texas   ........ 100%
   American General Bancassurance Services, Inc. ................................... Illinois   ........ 100%
   AGC Life Insurance Company ...................................................... Missouri   ........ 100%
      AIG Assurance Canada ........................................................... Canada   ........ 100% (11)
      AIG Life of Bermuda, Ltd. ..................................................... Bermuda   ........ 100%
      American General Life and Accident Insurance Company ........................ Tennessee   ........ 100%
      American General Life Insurance Company ......................................... Texas   ........ 100%
         American General Annuity Service Corporation ................................. Texas   ........ 100%
         AIG Enterprise Services, LLC .............................................. Delaware   ........ 100%
         American General Equity Services Corporation .............................. Delaware   ........ 100%
         American General Life Companies, LLC ...................................... Delaware   ........ 100%
         The Variable Annuity Life Insurance Company .................................. Texas   ........ 100%
            VALIC Retirement Services Company ......................................... Texas   ........ 100%
            VALIC Trust Company ....................................................... Texas   ........ 100%
      American General Property Insurance Company ................................. Tennessee   ...... 51.85% (12)
         American General Property Insurance Company of Florida ..................... Florida   ........ 100%
      AIG Annuity Insurance Company ................................................... Texas   ........ 100%
      The United States Life Insurance Company in the City of New York ............. New York   ........ 100%
   American General Finance, Inc. ................................................... Indiana   ........ 100%
      AGF Investment Corp. .......................................................... Indiana   ........ 100%
      American General Auto Finance, Inc. .......................................... Delaware   ........ 100%
      American General Finance Corporation .......................................... Indiana   ........ 100%
         Crossroads Mortgage, Inc. ................................................ Tennessee   ........ 100%
         ENM, Inc. ................................................................ Tennessee   ........ 100%
         MorEquity, Inc. ............................................................. Nevada   ........ 100%
            Wilmington Finance, Inc. ............................................... Delaware   ........ 100%
         Merit Life Insurance Co. ................................................... Indiana   ........ 100%
         Yosemite Insurance Company ................................................. Indiana   ........ 100%
            CommoLoCo, Inc. ..................................................... Puerto Rico   ........ 100%

                               SUBSIDIARIES OF AIG

                                                                                                 % of Voting
                                                                                                  Securities
                                                                              Jurisdiction of   Owned by its
                                                                                Incorporation      Immediate
                                                                              or Organization      Parent(2)
                                                                              ---------------   ------------
         American General Financial Services of Alabama, Inc. ....................... Alabama   ........ 100%
         HSA Residential Mortgage Services of Texas, Inc. .......................... Delaware   ........ 100%
      American General Investment Management Corporation ........................... Delaware   ........ 100%
      American General Realty Investment Corporation .................................. Texas   ........ 100%
      American General Assurance Company ........................................... Illinois   ........ 100%
            American General Indemnity Company ..................................... Illinois   ........ 100%
            USLIFE Credit Life Insurance Company of Arizona ......................... Arizona   ........ 100%
         Knickerbocker Corporation .................................................... Texas   ........ 100%
American Home Assurance Company .................................................... New York   ........ 100%
   AIG Hawaii Insurance Company, Inc. ................................................ Hawaii   ........ 100%
      American Pacific Insurance Company, Inc. ....................................... Hawaii   ........ 100%
   American International Insurance Company ........................................ New York   ........ 100%
      American International Insurance Company of California, Inc. ............... California   ........ 100%
      American International Insurance Company of New Jersey ..................... New Jersey   ........ 100%
      Minnesota Insurance Company ................................................. Minnesota   ........ 100%
      American International Realty Corp. .......................................... Delaware   ....... 31.5% (13)
      Pine Street Real Estate Holdings Corp. .................................. New Hampshire   ...... 31.47% (13)
      Transatlantic Holdings, Inc. ................................................. Delaware   ...... 33.61% (14)
         Transatlantic Reinsurance Company ......................................... New York   ........ 100%
            Putnam Reinsurance Company ............................................. New York   ........ 100%
            Trans Re Zurich ..................................................... Switzerland   ........ 100%
American International Insurance Company of Delaware ............................... Delaware   ........ 100%
American International Life Assurance Company of New York .......................... New York   ...... 77.52% (15)
American International Reinsurance Company, Ltd. .................................... Bermuda   ........ 100%
   AIG Edison Life Insurance Company .................................................. Japan   ......... 90% (16)
   American International Assurance Company, Limited .............................. Hong Kong   ........ 100%
      American International Assurance Company (Australia) Limited ................ Australia   ........ 100%
   American International Assurance Company (Bermuda) Limited ....................... Bermuda   ........ 100%
      American International Assurance Co. (Vietnam) Limited ........................ Vietnam   ........ 100%
      Tata AIG Life Insurance Company Limited ......................................... India   ......... 26%
   Nan Shan Life Insurance Company, Ltd. ............................................. Taiwan   ......... 95%
American International Underwriters Corporation .................................... New York   ........ 100%
American International Underwriters Overseas, Ltd. .................................. Bermuda   ........ 100%
   AIG Europe (Ireland) Limited ..................................................... Ireland   ........ 100%
   AIG Europe (U.K.) Limited ........................................................ England   ........ 100%
   AIG Brasil Companhia de Seguros ....................................................Brazil   ......... 50%
   Universal Insurance Co., Ltd. ................................................... Thailand   ........ 100%
   La Seguridad de Centroamerica, Compania de Seguros S.A. ........................ Guatemala   ........ 100%
   American International Insurance Company of Puerto Rico ...................... Puerto Rico   ........ 100%
   A.I.G. Colombia Seguros Generales S.A. .......................................... Colombia   ........ 100%
   American International Underwriters GmBH ......................................... Germany   ........ 100%
   Underwriters Adjustment Company, Inc. ............................................. Panama   ........ 100%
   American Life Insurance Company ................................................. Delaware   ........ 100%
      AIG Life (Bulgaria) Z.D. A.D ................................................. Bulgaria   ........ 100%

                               SUBSIDIARIES OF AIG

                                                                                                 % of Voting
                                                                                                  Securities
                                                                              Jurisdiction of   Owned by its
                                                                                Incorporation      Immediate
                                                                              or Organization      Parent(2)
                                                                              ---------------   ------------
      ALICO, S.A ..................................................................... France   ........ 100%
      American Life Insurance Company (Kenya) Limited ................................. Kenya   ...... 66.67%
      Pharaonic American Life Insurance Company ....................................... Egypt   ...... 71.63%
   AIG Life Insurance Company (Switzerland) Ltd. ................................ Switzerland   ........ 100%
   American Security Life Insurance Company, Ltd. .............................. Lichtenstein   ........ 100%
   Birmingham Fire Insurance Company of Pennsylvania. .......................... Pennsylvania   ........ 100%
   China America Insurance Company, Ltd. ........................................... Delaware   ......... 50%
   Commerce and Industry Insurance Company ......................................... New York   ........ 100%
   Commerce and Industry Insurance Company of Canada ................................ Ontario   ........ 100%
   Delaware American Life Insurance Company ........................................ Delaware   ........ 100%
   Hawaii Insurance Consultants, Ltd. ................................................ Hawaii   ........ 100%
   HSB Group, Inc. ................................................................. Delaware   ........ 100%
      The Hartford Steam Boiler Inspection and Insurance Company ................ Connecticut   ........ 100%
         The Allen Insurance Company, Ltd. .......................................... Bermuda   ........ 100%
         The Hartford Steam Boiler Inspection and Insurance Company
         of Connecticut ......................................................... Connecticut   ........ 100%
         HSB Engineering Insurance Limited .......................................... England   ........ 100%
               The Boiler Inspection and Insurance Company of Canada ................. Canada   ........ 100%
   The Insurance Company of the State of Pennsylvania .......................... Pennsylvania   ........ 100%
   Landmark Insurance Company .................................................... California   ........ 100%
   Mt. Mansfield Company, Inc. ...................................................... Vermont   ........ 100%
National Union Fire Insurance Company of Pittsburgh, Pa ........................ Pennsylvania   ........ 100%
   American International Specialty Lines Insurance Company .......................... Alaska   ......... 70% (17)
   Lexington Insurance Company ..................................................... Delaware   ......... 70% (17)
      GE Property & Casualty Insurance Company ................................. Pennsylvania   ........ 100%
         GE Casualty Insurance Company ......................................... Pennsylvania   ........ 100%
            GE Indemnity Insurance Company ..................................... Pennsylvania   ........ 100%
         GE Auto & Home Assurance Company ...................................... Pennsylvania   ........ 100%
         Bayside Casualty Insurance Company ...................................... New Jersey   ........ 100%
      JI Accident & Fire Insurance Co. Ltd. ........................................... Japan   ......... 50%
   National Union Fire Insurance Company of Louisiana ............................. Louisiana   ........ 100%
   National Union Fire Insurance Company of Vermont ................................. Vermont   ........ 100%
   21st Century Insurance Group .................................................. California   ...... 33.03% (18)
      21st Century Insurance Company ............................................. California   ........ 100%
      21st Century Casualty Company .............................................. California   ........ 100%
      21st Century Insurance Company of Arizona ..................................... Arizona   ........ 100%
   Starr Excess Liability Insurance Company, Ltd. .................................. Delaware   ........ 100%
      Starr Excess Liability Insurance International Ltd. ........................... Ireland   ........ 100%
NHIG Holding Corp. ................................................................. Delaware   ........ 100%
   Audubon Insurance Company ...................................................... Louisiana   ........ 100%
      Audubon Indemnity Company ................................................. Mississippi   ........ 100%
      Agency Management Corporation ............................................... Louisiana   ........ 100%
         The Gulf Agency, Inc. ...................................................... Alabama   ........ 100%
   New Hampshire Insurance Company ............................................. Pennsylvania   ........ 100%
      AIG Europe, S.A ................................................................ France   ........ (19)

                               SUBSIDIARIES OF AIG

                                                                                                 % of Voting
                                                                                                  Securities
                                                                              Jurisdiction of   Owned by its
                                                                                Incorporation      Immediate
                                                                              or Organization      Parent(2)
                                                                              ---------------   ------------
      AI Network Corporation ....................................................... Delaware   ........ 100%
      American International Pacific Insurance Company ............................. Colorado   ........ 100%
      American International South Insurance Company ........................... Pennsylvania   ........ 100%
      Granite State Insurance Company .......................................... Pennsylvania   ........ 100%
      New Hampshire Indemnity Company, Inc. .................................... Pennsylvania   ........ 100%
      AIG National Insurance Company, Inc. ......................................... New York   ........ 100%
      Illinois National Insurance Co. .............................................. Illinois   ........ 100%
      New Hampshire Insurance Services, Inc. .................................. New Hampshire   ........ 100%
   AIG Star Life Insurance Co., Ltd. .................................................. Japan   ........ 100%
Pharaonic Insurance Company, S.A.E .................................................... Egypt   ...... 89.98%
The Philippine American Life and General Insurance Company ...................... Philippines   ...... 99.78%
   Pacific Union Assurance Company ............................................... California   ........ 100%
   Philam Equitable Life Assurance Company, Inc. ................................ Philippines   ...... 95.31%
   The Philippine American General Insurance Company, Inc. ...................... Philippines   ........ 100%
      Philam Insurance Company, Inc. ............................................ Philippines   ........ 100%
Risk Specialist Companies, Inc. .................................................... Delaware   ........ 100%
United Guaranty Corporation .................................................. North Carolina   ...... 36.3l% (20)
   United Guaranty Insurance Company ......................................... North Carolina   ........ 100%
   United Guaranty Mortgage Insurance Company ................................ North Carolina   ........ 100%
   United Guaranty Mortgage Insurance Company of North Carolina .............. North Carolina   ........ 100%
   United Guaranty Partners Insurance Company ....................................... Vermont   ......... 80%
   United Guaranty Residential Insurance Company of North Carolina ........... North Carolina   ........ 100%
   United Guaranty Residential Insurance Company ............................. North Carolina   ...... 75.03% (21)
      United Guaranty Commercial Insurance Company of North Carolina ......... North Carolina   ........ 100%
      United Guaranty Mortgage Indemnity Company ............................. North Carolina   ........ 100%
      United Guaranty Credit Insurance Company ............................... North Carolina   ........ 100%
   United Guaranty Services, Inc. ............................................ North Carolina   ........ 100%

----------
(1) All subsidiaries listed are consolidated in the accompanying financial statements. Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.
(2)  Percentages include directors' qualifing shares.
(3) The common stock is owned approximately 11.9 percent by Starr International Company, Inc., 1.8 percent by C. V. Starr & Co., Inc. and 2.0 percent by The Starr Foundation.
(4) Also owned 35.15 percent by National Union Fire Insurance Company of Pittsburgh, Pa.
(5)  Also owned 10 percent by AIG Matched Funding Corp.
(6)  Also owned 21 percent by Commerce and Industry Insurance Company.
(7)  Formerly known as AIG SunAmerica Inc.
(8)  Also owned 30 percent by AIG Retirement Services. Inc.
(9)  Formerly known as Anchor National Life Insurance Company.
(10) Also owned 8 percent by The Insurance Company of the State of Pennsylvania, 32 percent by National Union Fire Insurance Company of Pittsburgh, Pa. and 8 percent by Birmingham Fire Insurance Company of Pennsylvania.

(11) Indirect wholly-owned subsidiary.
(12) Also owned 48.15 percent by American General Life andAccident Insurance Company.
(13) Also owned by 11 other AIG subsidiaries.
(14) Also owned 26.06 percent by AIG.
(15) Also owned 22.48 percent by American Home Assurance Company.
(16) Also owned 10 percent by a subsidiary of American Life Insurance Company.
(17) Also owned 20 percent by The Insurance Company of the State of Pennsylvania and 10 percent by Birmingham Fire Insurance Company of Pennsylvania.
(18) Also owned 16.85 percent by American Home Assurance Company, 6.34 percent by Commerce and Industry Insurance Company and 6.34 percent by New Hampshire Insurance Company.
(19) 100 percent to be held with other AIG companies.
(20) Also owned 45.88 percent by National Union Fire Insurance Company of Pittsburgh, Pa., 16.95 percent by New Hampshire Insurance Company and 0.86 percent by The Insurance Company of the State of Pennsylvania.
(21) Also owned 24.97 percent by United Guaranty Residential Insurance Company of North Carolina.

The Registrant is a separate account of The United States Life Insurance Company in the City of New York (Depositor).

Item 27. Number of Contract Owners

As of April 30, 2004, there were zero owners of Contracts of the class covered by this registration statement, zero Qualified Contracts and zero Non-Qualified Contracts.

Item 28. Indemnification

The United States Life Insurance Company in the City of New York's Bylaws provide in Article X for indemnification of directors, officers and employees of the Company.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for The United States Life Insurance Company in the City of New York Separate Account USL VL-R, which offers interests in flexible premium variable life insurance policies. American General Equity Services Corporation also acts as principal underwriter for certain other separate accounts of The United States Life Insurance Company in the City of New York affiliates.

(b) The following information is provided for each director and officer of the principal underwriter:

    Name and Principal        Positions and Offices with Underwriter
     Business Address         American General Equity Services Corporation
---------------------------   --------------------------------------------------

Rodney O. Martin, Jr.         Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

J. Andrew Kalbaugh            President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Mark R. McGuire               Director and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Ernest T. Patrikis            Director
70 Pine Street
New York, NY 10270

Gary D. Reddick               Director
2929 Allen Parkway
Houston, TX 77019

Robert F. Herbert, Jr.        Vice President
2727-A Allen Parkway
Houston, TX 77019

Kathy L. Keith                Vice President
#1 Franklin Square
Springfield, IL 62713

    Name and Principal        Positions and Offices with Underwriter
     Business Address         American General Equity Services Corporation
---------------------------   --------------------------------------------------

Lucille S. Martinez           Vice President, Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

Deborah Langel                Chief Compliance Officer
2727 Allen Parkway
Houston, TX 77019

Cindy Phillips                Chief Compliance Officer
2727 Allen Parkway
Houston, TX 77019

Elizabeth M. Tuck             Secretary
70 Pine Street
New York, NY 10270

Edward F. Andrzejewski        Tax Officer
70 Pine Street
New York, NY 10270

Steven A. Glover              Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Lauren W. Jones               Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

John D. Fleming               Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore              Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

T. Clay Spires                Assistant Tax Officer
2727-A Allen Parkway
Houston, TX 77019

(c)  Compensation From the Registrant.

Name of       Net Underwriting   Compensation on      Brokerage     Compensation
Principal     Discounts and      Redemption           Commissions
Underwriter   Commissions

American             0                   0                 0             0
General
Equity
Services
Corporation

Item 30. Location of Accounts and Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of The United States Life Insurance Company in the City of New York at its principal executive office located at 830 Third Avenue, New York, New York 10022, The United States Life Insurance Company in the City of New York's Administrative Office located at #1 Franklin Square, Springfield, Illinois 62713 or the Houston office located at 2727-A Allen Parkway, Houston, Texas 77019-2191.

Item 31. Management Services

Not applicable.

Item 32. Undertakings

The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; B) to include either (1) as part of any application to purchase a Contract offered by a prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can use to send for a Statement of Additional Information; C) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

Representation Regarding the Reasonableness of Aggregate Fees and Charges Deducted Under the Contracts Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940

The United States Life Insurance Company in the City of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by The United States Life Insurance Company in the City of New York.

                               POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary D. Reddick and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The United States Life Insurance Company in the City of New York Separate Account USL VA-R, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 30th day of April, 2004.

                                               THE UNITED STATES LIFE INSURANCE
                                               COMPANY IN THE CITY OF NEW YORK
                                               SEPARATE ACCOUNT USL VA-R
                                               (Registrant)


                                          BY:  THE UNITED STATES LIFE INSURANCE
                                               COMPANY IN THE CITY OF NEW YORK
                                               (On behalf of the Registrant and
                                               itself)


                                          BY:  /s/ ROBERT F. HERBERT, JR.
                                               ---------------------------------
                                               Robert F. Herbert, Jr.
                                               Senior Vice President


[SEAL]


ATTEST:  /s/ LAUREN W. JONES
         -----------------------------
         Lauren W. Jones
         Assistant Secretary

     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                         Title                         Date
------------------------------    -----------------------       ----------------

/s/ RODNEY O. MARTIN, JR.         Director and Chairman         April 30, 2004
------------------------------
Rodney O. Martin, Jr.

/s/ DAVID J. DIETZ                Director, President and       April 30, 2004
------------------------------    Chief Executive Officer
David J. Dietz

/s/ CHRISTOPHER J. SWIFT          Director and Chief            April 30, 2004
------------------------------    Financial Officer
Christopher J. Swift

/s/ M. BERNARD AIDINOFF           Director                      April 30, 2004
------------------------------
M. Bernard Aidinoff

/s/ MARION E. FAJEN               Director                      April 30, 2004
------------------------------
Marion E. Fajen

/s/ PATRICK J. FOLEY              Director                      April 30, 2004
------------------------------
Patrick J. Foley

/s/ CECIL C. GAMWELL III          Director                      April 30, 2004
------------------------------
Cecil C. Gamwell III

/s/ JACK R. HARNES                Director                      April 30, 2004
------------------------------
Jack R. Harnes

Signature                         Title                         Date
------------------------------    -----------------------       ----------------

/s/ DAVID L. HERZOG               Director                      April 30, 2004
------------------------------
David L. Herzog

/s/ JOHN I. HOWELL                Director                      April 30, 2004
------------------------------
John I. Howell

/s/ DONALD P. KANAK, JR.          Director                      April 30, 2004
------------------------------
Donald P. Kanak, Jr.

/s/ WILLIAM M. KEELER             Director                      April 30, 2004
------------------------------
William M. Keeler

                                  Director                      April __, 2004
------------------------------
Nicholas A. O'Kulich

/s/ ERNEST T. PATRIKIS            Director                      April 30, 2004
------------------------------
Ernest T. Patrikis

/s/ GARY D. REDDICK               Director                      April 30, 2004
------------------------------
Gary D. Reddick

/s/ MARTIN J. SULLIVAN            Director                      April 30, 2004
------------------------------
Martin J. Sullivan

                                  EXHIBIT INDEX
                                  -------------

Item 24. Exhibits

     (4)(a)     Form of Immediate Variable Annuity Contract, Form No. 03017N.

     (8)(i)(ii) Form of First Amendment to Participation Agreement Among
                Variable Insurance Products Fund III, Fidelity Distributors Corporation and The United States Life Insurance Company in the City of New York effective September 5, 2003.

     (10)       Consent of Independent Accountants, PricewaterhouseCoopers LLP.

                                       E-1